UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04642
                                                     ---------

                          The Phoenix Edge Series Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Kathleen A. McGah, Esq.
    Vice President, Chief Legal Officer,             John H. Beers, Esq.
    Counsel and Secretary for Registrant         Vice President and Counsel
       Phoenix Life Insurance Company          Phoenix Life Insurance Company
              One American Row                        One American Row
           Hartford, CT 06103-2899                 Hartford, CT 06103-2899
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 541-0171
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


THE PHOENIX EDGE SERIES FUND
GLOSSARY
SEPTEMBER 30, 2007 (UNAUDITED)

ADR (American Depositary Receipt)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC (American Municipal Bond Assurance Corporation)

ETF (EXCHANGE TRADED FUND)
A Fund that tracks an index, but can be traded like a stock.

FGIC (Financial Guaranty Insurance Company)

FSA (Financial Security Assurance, Inc.)

GDR (GLOBAL DEPOSITARY RECEIPT)
A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

MBIA (Municipal Bond Insurance Association)

NEW YORK SHARES (GUILDER SHARES)
Shares representing Dutch companies that are not permitted to trade outside of national borders.

REIT (Real Estate Investment Trust)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SBA
Small Business Administration.

SPONSORED ADR (American Depositary Receipt)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all therights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

Phoenix Capital Growth Series



                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)


                                                                         VALUE
                                                            SHARES       (000)
                                                          ----------  ----------
DOMESTIC COMMON STOCKS--97.3%

AEROSPACE & DEFENSE--4.5%
Boeing Co. (The)                                             6,336     $     665
Lockheed Martin Corp.                                       94,100        10,209
Rockwell Collins, Inc.                                      96,100         7,019
United Technologies Corp.                                   13,552         1,091
                                                                       ---------
                                                                          18,984
                                                                       ---------
AIRLINES--1.6%
Continental Airlines, Inc. Class B(b)(d)                   200,950         6,637
                                                                       ---------
APPAREL RETAIL--1.1%
American Eagle Outfitters, Inc.(d)                         171,200         4,504
                                                                       ---------
APPLICATION SOFTWARE--0.9%
Autodesk, Inc.(b)(d)                                        80,000         3,998
                                                                       ---------
ASSET MANAGEMENT & CUSTODY BANKS--2.5%
Affiliated Managers Group, Inc.(b)(d)                       56,500         7,204
Janus Capital Group, Inc.(d)                               114,050         3,226
                                                                       ---------
                                                                          10,430
                                                                       ---------
BIOTECHNOLOGY--3.1%
Amgen, Inc.(b)                                               6,161           348
Gilead Sciences, Inc.(b)                                   314,964        12,873
                                                                       ---------
                                                                          13,221
                                                                       ---------
COMMODITY CHEMICALS--0.9%
Celanese Corp. Series A                                     92,300         3,598
                                                                       ---------
COMMUNICATIONS EQUIPMENT--4.1%
Cisco Systems, Inc.(b)                                     504,946        16,719
QUALCOMM, Inc.                                              15,745           665
                                                                       ---------
                                                                          17,384
                                                                       ---------
COMPUTER HARDWARE--7.1%
Apple, Inc.(b)                                              81,000        12,437
Dell, Inc.(b)                                              264,200         7,292
Hewlett-Packard Co.                                        143,766         7,158
International Business Machines Corp.                       26,800         3,157
                                                                       ---------
                                                                          30,044
                                                                       ---------
COMPUTER STORAGE & PERIPHERALS--1.2%
EMC Corp.(b)                                               233,950         4,866
                                                                       ---------


                                                                         VALUE
                                                            SHARES       (000)
                                                          ----------  ----------
DATA PROCESSING & OUTSOURCED SERVICES--1.4%
Electronic Data Systems Corp.                              277,100     $   6,052
                                                                       ---------
DIVERSIFIED METALS & MINING--3.4%
Freeport-McMoRan Copper & Gold, Inc.
(Indonesia)(c) (d)                                         135,050        14,165
                                                                       ---------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Emerson Electric Co.                                        15,274           813
                                                                       ---------
ENVIRONMENTAL & FACILITIES SERVICES--2.6%
Allied Waste Industries, Inc.(b)(d)                        860,950        10,977
                                                                       ---------
FOOD RETAIL--0.6%
Kroger Co. (The)                                            95,350         2,719
                                                                       ---------
HEALTH CARE EQUIPMENT--1.6%
Baxter International, Inc.                                  72,100         4,058
Kinetic Concepts, Inc.(b)(d)                                50,850         2,862
                                                                       ---------
                                                                           6,920
                                                                       ---------
HEALTH CARE SERVICES--0.8%
Laboratory Corp. of America Holdings(b)                     44,050         3,446
                                                                       ---------
HOUSEHOLD PRODUCTS--3.2%
Clorox Co. (The)                                            55,100         3,361
Colgate-Palmolive Co.                                       87,931         6,271
Energizer Holdings, Inc.(b)(d)                              35,750         3,963
                                                                       ---------
                                                                          13,595
                                                                       ---------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.1%
AES Corp. (The)(b)(d)                                      133,400         2,673
NRG Energy, Inc.(b)(d)                                     146,900         6,213
                                                                       ---------
                                                                           8,886
                                                                       ---------
INDUSTRIAL CONGLOMERATES--1.1%
General Electric Co.                                       113,950         4,717
                                                                       ---------
INTEGRATED OIL & GAS--3.9%
Exxon Mobil Corp.                                          101,900         9,432
Marathon Oil Corp.                                         126,500         7,213
                                                                       ---------
                                                                          16,645
                                                                       ---------
INTEGRATED TELECOMMUNICATION SERVICES--0.8%
Citizens Communications Co.(d)                             242,100         3,467
                                                                       ---------

Phoenix Capital Growth Series

                                                                         VALUE
                                                            SHARES       (000)
                                                          ----------  ----------
INTERNET SOFTWARE & SERVICES--0.2%
Google, Inc. Class A(b)                                      1,400     $     794
                                                                       ---------
INVESTMENT BANKING & BROKERAGE--1.9%
Charles Schwab Corp. (The)                                 142,216         3,072
Goldman Sachs Group, Inc. (The)                              5,100         1,105
Morgan Stanley                                              58,770         3,703
                                                                       ---------
                                                                           7,880
                                                                       ---------
LIFE SCIENCES TOOLS & SERVICES--0.8%
Waters Corp.(b)                                             48,200         3,226
                                                                       ---------
MANAGED HEALTH CARE--5.1%
Aetna, Inc.                                                 55,100         2,990
CIGNA Corp.                                                 47,850         2,550
Health Net, Inc.(b)                                         16,589           897
Humana, Inc.(b)(d)                                          85,400         5,968
UnitedHealth Group, Inc.                                    53,300         2,581
WellCare Health Plans, Inc.(b)(d)                           62,700         6,610
                                                                       ---------
                                                                          21,596
                                                                       ---------
METAL & GLASS CONTAINERS--1.6%
Owens-Illinois, Inc.(b)                                    161,050         6,675
                                                                       ---------
MOVIES & ENTERTAINMENT--5.7%
Marvel Entertainment, Inc.(b)(d)                           138,900         3,256
News Corp. Class A                                          37,792           831
Regal Entertainment Group Class A(d)                       366,450         8,043
Walt Disney Co. (The)                                      341,750        11,753
                                                                       ---------
                                                                          23,883
                                                                       ---------
OIL & GAS EQUIPMENT & SERVICES--4.0%
Baker Hughes, Inc.                                          10,515           950
BJ Services Co.                                             15,747           418
Global Industries Ltd.(b)                                  188,250         4,849
National Oilwell Varco, Inc.(b)                             58,150         8,403
Tidewater, Inc.(d)                                          37,100         2,332
                                                                       ---------
                                                                          16,952
                                                                       ---------
OIL & GAS REFINING & MARKETING--1.9%
Frontier Oil Corp.(d)                                      107,500         4,476
Valero Energy Corp.                                         50,950         3,423
                                                                       ---------
                                                                           7,899
                                                                       ---------
PHARMACEUTICALS--6.9%
Abbott Laboratories                                          6,212           333
Johnson & Johnson                                            6,954           457
Merck & Co., Inc.                                          171,100         8,844
Schering-Plough Corp.                                      265,450         8,396


                                                                         VALUE
                                                            SHARES       (000)
                                                          ----------  ----------
PHARMACEUTICALS--(CONTINUED)
Watson Pharmaceuticals, Inc.(b)(d)                         316,400     $  10,252
Wyeth                                                       13,718           611
                                                                       ---------
                                                                          28,893
                                                                       ---------
PROPERTY & CASUALTY INSURANCE--1.4%
Berkley (W.R.) Corp.                                       202,100         5,988
                                                                       ---------
RAILROADS--1.0%
Burlington Northern Santa Fe Corp.                           5,417           440
Norfolk Southern Corp.                                      72,950         3,787
                                                                       ---------
                                                                           4,227
                                                                       ---------
RESTAURANTS--1.0%
Yum! Brands, Inc.                                          124,200         4,202
                                                                       ---------
SEMICONDUCTOR EQUIPMENT--4.2%
Applied Materials, Inc.                                    533,350        11,040
Lam Research Corp.(b)(d)                                    80,000         4,261
Novellus Systems, Inc.(b)(d)                                90,850         2,477
                                                                       ---------
                                                                          17,778
                                                                       ---------
SEMICONDUCTORS--2.4%
Intel Corp.                                                260,450         6,735
NVIDIA Corp.(b)                                             88,500         3,207
                                                                       ---------
                                                                           9,942
                                                                       ---------
SOFT DRINKS--2.3%
Pepsi Bottling Group, Inc. (The)                           243,400         9,047
PepsiCo, Inc.                                                7,139           523
                                                                       ---------
                                                                           9,570
                                                                       ---------
SPECIALTY CHEMICALS--0.7%
Sigma-Aldrich Corp.                                         59,300         2,890
                                                                       ---------
SPECIALTY STORES--0.1%
PetSmart, Inc.(d)                                           20,256           646
                                                                       ---------
SYSTEMS SOFTWARE--6.6%
Microsoft Corp.                                            424,029        12,492
Oracle Corp.(b)                                            699,950        15,154
                                                                       ---------
                                                                          27,646
                                                                       ---------
TOBACCO--0.8%
UST, Inc.(d)                                                64,100         3,179
                                                                       ---------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $331,267)                                               409,934
                                                                       ---------

Phoenix Capital Growth Series

                                                                     VALUE
                                                        SHARES       (000)
                                                      ----------   ----------
FOREIGN COMMON STOCKS--1.2%

COMMUNICATIONS EQUIPMENT--1.2%
Nokia Oyj Sponsored ADR (Finland)                       131,500     $   4,988
                                                                    ---------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,615)                                                4,988
                                                                    ---------
TOTAL LONG TERM INVESTMENTS--98.5%
(IDENTIFIED COST $335,882)                                            414,922
                                                                    ---------

SHORT-TERM INVESTMENTS--20.6%


MONEY MARKET MUTUAL FUNDS--19.0%
State Street Navigator Prime Plus
(5.30% seven-day effective yield)(e)                 80,190,158        80,190
                                                                    ---------



                                                        PAR VALUE       VALUE
                                                          (000)         (000)
                                                       ----------    ----------
COMMERCIAL PAPER(f)--1.6%
Nicor, Inc.
4.900% due 10/1/07                                      $ 3,510         3,510

Archer Daniels Midland Co.
4.900% due 10/2/07                                        3,060         3,060
                                                                    ---------
                                                                        6,570
                                                                    ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $86,760)                                              86,760
                                                                    ---------
TOTAL INVESTMENTS--119.1%
(IDENTIFIED COST $422,642)                                            501,682(a)

Other assets and liabilities, net--(19.1)%                            (80,515)
                                                                    ---------
NET ASSETS--100.0%                                                  $ 421,167
                                                                    =========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $82,222 and gross depreciation of $5,469 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $424,929.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f) The rate shown is the discount rate.

Phoenix Growth and Income Series


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)


                                                                        VALUE
                                                            SHARES      (000)
                                                          ---------   ----------
DOMESTIC COMMON STOCKS--98.9%

AEROSPACE & DEFENSE--5.3%
Boeing Co. (The)                                            19,300     $   2,026
General Dynamics Corp.                                       5,300           448
Honeywell International, Inc.                               18,000         1,071
Lockheed Martin Corp.                                       13,800         1,497
Northrop Grumman Corp.                                       8,800           686
Raytheon Co.                                                 9,600           613
United Technologies Corp.                                   33,100         2,664
                                                                       ---------
                                                                           9,005
                                                                       ---------
AIR FREIGHT & LOGISTICS--0.1%
United Parcel Service, Inc. Class B                          3,000           225
                                                                       ---------
AIRLINES--0.2%
AMR Corp.(b)                                                11,300           252
Continental Airlines, Inc. Class B(b)                        3,800           125
                                                                       ---------
                                                                             377
                                                                       ---------
APPAREL RETAIL--0.4%
Aeropostale, Inc.(b)                                         7,200           137
Gap, Inc. (The)                                             29,500           544
                                                                       ---------
                                                                             681
                                                                       ---------
APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
VF Corp.                                                     5,800           468
                                                                       ---------
APPLICATION SOFTWARE--0.2%
Aspen Technology, Inc.(b)                                   18,100           259
Intuit, Inc.(b)                                              3,600           109
                                                                       ---------
                                                                             368
                                                                       ---------
ASSET MANAGEMENT & CUSTODY BANKS--2.6%
Bank of New York Mellon Corp. (The)                         23,415         1,034
Federated Investors, Inc. Class B                            9,300           369
Franklin Resources, Inc.                                     5,800           739
Northern Trust Corp.                                        11,300           749
SEI Investments Co.                                         13,400           366
State Street Corp.                                          16,200         1,104
                                                                       ---------
                                                                           4,361
                                                                       ---------
AUTO PARTS & EQUIPMENT--0.3%
Lear Corp.(b)                                               18,400           591
                                                                       ---------


                                                                        VALUE
                                                            SHARES      (000)
                                                          ---------   ----------
AUTOMOBILE MANUFACTURERS--0.2%
General Motors Corp.                                        10,900     $     400
                                                                       ---------
BIOTECHNOLOGY--0.9%
Amgen, Inc.(b)                                               2,900           164
Biogen Idec, Inc.(b)                                         9,600           637
Cephalon, Inc.(b)                                            1,900           139
OSI Pharmaceuticals, Inc.(b)                                19,100           649
                                                                       ---------
                                                                           1,589
                                                                       ---------
BREWERS--0.3%
Anheuser-Busch Cos., Inc.                                   10,000           500
                                                                       ---------
BROADCASTING & CABLE TV--0.7%
CBS Corp. Class B                                           37,600         1,184
                                                                       ---------
BUILDING PRODUCTS--0.2%
Masco Corp.                                                 16,800           389
                                                                       ---------
COAL & CONSUMABLE FUELS--0.3%
Massey Energy Co.                                           19,700           430
                                                                       ---------
COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co.                                 13,500           494
                                                                       ---------
COMMUNICATIONS EQUIPMENT--2.1%
Cisco Systems, Inc.(b)                                     109,000         3,609
                                                                       ---------
COMPUTER & ELECTRONICS RETAIL--0.1%
RadioShack Corp.                                             4,100            85
                                                                       ---------
COMPUTER HARDWARE--4.1%
Hewlett-Packard Co.                                         56,000         2,788
International Business Machines Corp.                       34,400         4,052
Sun Microsystems, Inc.(b)                                   27,600           155
                                                                       ---------
                                                                           6,995
                                                                       ---------
COMPUTER STORAGE & PERIPHERALS--0.4%
Emulex Corp.(b)                                             19,700           378
Lexmark International, Inc. Class A(b)                       5,400           224
                                                                       ---------
                                                                             602
                                                                       ---------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.6%
AGCO Corp.(b)                                                7,800           396
Cummins, Inc.                                                1,200           154
Toro Co. (The)                                               7,500           441
                                                                       ---------
                                                                             991
                                                                       ---------

Phoenix Growth and Income Series

                                                                        VALUE
                                                            SHARES      (000)
                                                          ---------   ----------
CONSUMER FINANCE--0.1%
AmeriCredit Corp.(b)                                         8,100     $     142
                                                                       ---------
DATA PROCESSING & OUTSOURCED SERVICES--1.5%
Automatic Data Processing, Inc.                             16,000           735
Computer Sciences Corp.(b)                                   8,800           492
Electronic Data Systems Corp.                               25,000           546
Fiserv, Inc.(b)                                             13,900           707
                                                                       ---------
                                                                           2,480
                                                                       ---------
DEPARTMENT STORES--0.1%
Penney (J.C.) Co., Inc.                                      1,900           120
                                                                       ---------
DIVERSIFIED BANKS--2.0%
Comerica, Inc.                                               7,100           364
Wachovia Corp.                                              17,200           863
Wells Fargo & Co.                                           59,700         2,126
                                                                       ---------
                                                                           3,353
                                                                       ---------
DIVERSIFIED CHEMICALS--0.3%
Dow Chemical Co. (The)                                      13,700           590
                                                                       ---------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
Dun & Bradstreet Corp.                                       5,100           503
                                                                       ---------
ELECTRIC UTILITIES--1.0%
FirstEnergy Corp.                                           25,900         1,640
                                                                       ---------
ELECTRICAL COMPONENTS & EQUIPMENT--1.0%
Emerson Electric Co.                                        29,800         1,586
GrafTech International Ltd.(b)                               6,500           116
                                                                       ---------
                                                                           1,702
                                                                       ---------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
Agilent Technologies, Inc.(b)                               19,600           723
Vishay Intertechnology, Inc.(b)                             12,700           165
                                                                       ---------
                                                                             888
                                                                       ---------
ELECTRONIC MANUFACTURING SERVICES--0.5%
Tyco Electronics Ltd.                                       23,300           826
                                                                       ---------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.(b)                                    5,900           184
                                                                       ---------
FOOD RETAIL--0.3%
Kroger Co. (The)                                            18,700           533
                                                                       ---------
FOOTWEAR--0.5%
NIKE, Inc. Class B                                          15,700           921
                                                                       ---------


                                                                        VALUE
                                                            SHARES      (000)
                                                          ---------   ----------
GAS UTILITIES--0.2%
WGL Holdings, Inc.                                          12,500     $     424
                                                                       ---------
GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.(b)                                           11,500           343
Family Dollar Stores, Inc.                                  10,900           290
                                                                       ---------
                                                                             633
                                                                       ---------
HEALTH CARE DISTRIBUTORS--1.2%
Cardinal Health, Inc.                                       15,700           981
McKesson Corp.                                              16,700           982
                                                                       ---------
                                                                           1,963
                                                                       ---------
HEALTH CARE EQUIPMENT--0.5%
Baxter International, Inc.                                  16,200           912
                                                                       ---------
HEALTH CARE SERVICES--0.3%
Medco Health Solutions, Inc.(b)                              5,000           452
                                                                       ---------
HOME IMPROVEMENT RETAIL--0.7%
Sherwin-Williams Co. (The)                                  18,200         1,196
                                                                       ---------
HOUSEHOLD APPLIANCES--0.4%
Stanley Works (The)                                          6,300           354
Whirlpool Corp.                                              2,800           249
                                                                       ---------
                                                                             603
                                                                       ---------
HOUSEHOLD PRODUCTS--1.3%
Clorox Co. (The)                                            15,100           921
Kimberly-Clark Corp.                                        11,400           801
Procter & Gamble Co. (The)                                   7,700           542
                                                                       ---------
                                                                           2,264
                                                                       ---------
HOUSEWARES & SPECIALTIES--0.4%
Newell Rubbermaid, Inc.                                     24,300           700
                                                                       ---------
HYPERMARKETS & SUPER CENTERS--0.8%
BJ's Wholesale Club, Inc.(b)                                 3,900           129
Wal-Mart Stores, Inc.                                       28,100         1,227
                                                                       ---------
                                                                           1,356
                                                                       ---------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
Constellation Energy Group, Inc.                            10,100           866
                                                                       ---------
INDUSTRIAL CONGLOMERATES--1.3%
3M Co.                                                       4,000           374
General Electric Co.                                        13,200           547
Tyco International Ltd.                                     29,925         1,327
                                                                       ---------
                                                                           2,248
                                                                       ---------

Phoenix Growth and Income Series

                                                                        VALUE
                                                            SHARES      (000)
                                                          ---------   ----------
INDUSTRIAL MACHINERY--1.5%
Dover Corp.                                                  4,100     $     209
Eaton Corp.                                                 14,000         1,386
Gardner Denver, Inc.(b)                                      5,400           211
Parker Hannifin Corp.                                        6,500           727
                                                                       ---------
                                                                           2,533
                                                                       ---------
INSURANCE BROKERS--0.2%
AON Corp.                                                    8,300           372
                                                                       ---------
INTEGRATED OIL & GAS--8.9%
Chevron Corp.                                               25,900         2,424
ConocoPhillips                                               9,100           799
Exxon Mobil Corp.                                           86,600         8,016
Marathon Oil Corp.                                           9,600           547
Occidental Petroleum Corp.                                  52,600         3,370
                                                                       ---------
                                                                          15,156
                                                                       ---------
INTEGRATED TELECOMMUNICATION SERVICES--3.5%
AT&T, Inc.                                                 100,305         4,244
Qwest Communications International, Inc.(b)                 78,200           716
Verizon Communications, Inc.                                22,400           992
                                                                       ---------
                                                                           5,952
                                                                       ---------
INTERNET RETAIL--0.3%
Expedia, Inc.(b)                                             8,300           265
IAC/InterActiveCorp.(b)                                     10,400           308
                                                                       ---------
                                                                             573
                                                                       ---------
INTERNET SOFTWARE & SERVICES--0.5%
eBay, Inc.(b)                                               22,200           866
                                                                       ---------
INVESTMENT BANKING & BROKERAGE--1.5%
Merrill Lynch & Co., Inc.                                   25,100         1,789
Morgan Stanley                                              10,000           630
TD Ameritrade Holding Corp.(b)                               9,800           179
                                                                       ---------
                                                                           2,598
                                                                       ---------
LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                                 5,600           156
                                                                       ---------
LIFE & HEALTH INSURANCE--4.1%
AFLAC, Inc.                                                 12,600           719
Lincoln National Corp.                                      16,200         1,069
MetLife, Inc.                                               35,600         2,482
Principal Financial Group, Inc. (The)                       13,900           877
Prudential Financial, Inc.                                  16,400         1,600
StanCorp Financial Group, Inc.                               2,500           124


                                                                        VALUE
                                                            SHARES      (000)
                                                          ---------   ----------
LIFE & HEALTH INSURANCE--(CONTINUED)
Unum Group                                                   5,300     $     130
                                                                       ---------
                                                                           7,001
                                                                       ---------
LIFE SCIENCES TOOLS & SERVICES--0.2%
Invitrogen Corp.(b)                                          3,900           319
                                                                       ---------
MANAGED HEALTH CARE--2.6%
Aetna, Inc.                                                 19,600         1,064
CIGNA Corp.                                                 13,400           714
Coventry Health Care, Inc.(b)                                3,000           187
UnitedHealth Group, Inc.                                    31,800         1,540
WellPoint, Inc.(b)                                          12,600           994
                                                                       ---------
                                                                           4,499
                                                                       ---------
MORTGAGE REITS--0.2%
Annaly Mortgage Management, Inc.                             9,000           143
CapitalSource, Inc.                                          9,900           201
                                                                       ---------
                                                                             344
                                                                       ---------
MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                                        2,900           134
                                                                       ---------
MOVIES & ENTERTAINMENT--2.8%
Time Warner, Inc.                                           81,600         1,498
Viacom, Inc. Class B(b)                                     36,800         1,434
Walt Disney Co. (The)                                       55,800         1,919
                                                                       ---------
                                                                           4,851
                                                                       ---------
MULTI-LINE INSURANCE--1.7%
American International Group, Inc.                          40,400         2,733
Hartford Financial Services Group, Inc. (The)                2,000           185
                                                                       ---------
                                                                           2,918
                                                                       ---------
MULTI-UTILITIES--0.7%
Public Service Enterprise Group, Inc.                       14,400         1,267
                                                                       ---------
OFFICE ELECTRONICS--0.2%
Xerox Corp.(b)                                              18,200           316
                                                                       ---------
OFFICE REITS--0.1%
Brandywine Realty Trust                                      9,900           251
                                                                       ---------
OIL & GAS DRILLING--0.1%
ENSCO International, Inc.                                    3,000           168
                                                                       ---------
OIL & GAS EQUIPMENT & SERVICES--2.2%
Dresser-Rand Group, Inc.(b)                                  7,300           312
Global Industries Ltd.(b)                                   16,300           420
Halliburton Co.                                             35,500         1,363
National Oilwell Varco, Inc.(b)                              8,600         1,243

Phoenix Growth and Income Series

                                                                        VALUE
                                                            SHARES      (000)
                                                          ---------   ----------
OIL & GAS EQUIPMENT & SERVICES--(CONTINUED)
Tidewater, Inc.                                              7,800     $     490
                                                                       ---------
                                                                           3,828
                                                                       ---------
OIL & GAS EXPLORATION & PRODUCTION--0.1%
Noble Energy, Inc.                                           1,800           126
                                                                       ---------
OIL & GAS REFINING & MARKETING--0.5%
Holly Corp.                                                  8,600           515
Valero Energy Corp.                                          4,800           322
                                                                       ---------
                                                                             837
                                                                       ---------
OTHER DIVERSIFIED FINANCIAL SERVICES--6.4%
Bank of America Corp.                                      100,000         5,027
Citigroup, Inc.                                             56,000         2,614
JPMorgan Chase & Co.                                        70,800         3,244
                                                                       ---------
                                                                          10,885
                                                                       ---------
PACKAGED FOODS & MEATS--1.2%
ConAgra Foods, Inc.                                         22,500           588
General Mills, Inc.                                         12,800           742
Heinz (H.J.) Co.                                            13,800           638
                                                                       ---------
                                                                           1,968
                                                                       ---------
PAPER PACKAGING--0.2%
Packaging Corporation of America                            14,000           407
                                                                       ---------
PERSONAL PRODUCTS--0.2%
NBTY, Inc.(b)                                                8,400           341
                                                                       ---------
PHARMACEUTICALS--6.6%
Abbott Laboratories                                          7,500           402
Endo Pharmaceuticals Holdings, Inc.(b)                       9,000           279
Forest Laboratories, Inc.(b)                                14,100           526
Johnson & Johnson                                           55,200         3,626
Merck & Co., Inc.                                           56,000         2,895
Pfizer, Inc.                                               123,900         3,027
Wyeth                                                        9,000           401
                                                                       ---------
                                                                          11,156
                                                                       ---------
PROPERTY & CASUALTY INSURANCE--2.5%
Allstate Corp. (The)                                        34,100         1,950
Chubb Corp. (The)                                            6,700           359
Cincinnati Financial Corp.                                   5,900           256
Philadelphia Consolidated Holding Co.(b)                     3,000           124
Travelers Cos., Inc. (The)                                  29,600         1,490
                                                                       ---------
                                                                           4,179
                                                                       ---------


                                                                        VALUE
                                                            SHARES      (000)
                                                          ---------   ----------
RAILROADS--0.2%
Norfolk Southern Corp.                                       7,800     $     405
                                                                       ---------
REGIONAL BANKS--0.8%
Bank of Hawaii Corp.                                         1,900           101
KeyCorp                                                     13,000           420
Regions Financial Corp.                                     15,500           457
SunTrust Banks, Inc.                                         2,700           204
Synovus Financial Corp.                                      7,100           199
                                                                       ---------
                                                                           1,381
                                                                       ---------
RESTAURANTS--1.7%
McDonald's Corp.                                            38,500         2,097
Yum! Brands, Inc.                                           24,800           839
                                                                       ---------
                                                                           2,936
                                                                       ---------
SEMICONDUCTOR EQUIPMENT--0.9%
Applied Materials, Inc.                                     21,900           454
KLA-Tencor Corp.                                             2,300           128
Lam Research Corp.(b)                                        5,200           277
MEMC Electronic Materials, Inc.(b)                           3,700           218
Novellus Systems, Inc.(b)                                   13,800           376
                                                                       ---------
                                                                           1,453
                                                                       ---------

SEMICONDUCTORS--2.0%
Amkor Technology, Inc.(b)                                   16,400           189
Integrated Device Technology, Inc.(b)                       23,200           359
Intel Corp.                                                 27,300           706
International Rectifier Corp.(b)                             4,800           158
NVIDIA Corp.(b)                                             18,150           658
ON Semiconductor Corp.(b)                                   17,500           220
Texas Instruments, Inc.                                     31,600         1,156
                                                                       ---------
                                                                           3,446
                                                                       ---------
SOFT DRINKS--1.3%
Coca-Cola Co. (The)                                         23,900         1,373
Pepsi Bottling Group, Inc. (The)                            21,000           781
                                                                       ---------
                                                                           2,154
                                                                       ---------
SPECIALIZED REITS--0.2%
FelCor Lodging Trust, Inc.                                  15,500           309
                                                                       ---------
SPECIALTY CHEMICALS--0.2%
Albemarle Corp.                                              3,000           133
Fuller (H.B.) Co.                                            8,800           261
                                                                       ---------
                                                                             394
                                                                       ---------
STEEL--0.5%
AK Steel Holding Corp.(b)                                   11,700           514

Phoenix Growth and Income Series


                                                                      VALUE
                                                          SHARES      (000)
                                                        ---------   ----------
STEEL--(CONTINUED)
Nucor Corp.                                               1,400     $      84
United States Steel Corp.                                 1,700           180
                                                                    ---------
                                                                          778
                                                                    ---------
SYSTEMS SOFTWARE--4.5%
BMC Software, Inc.(b)                                     9,500           297
McAfee, Inc.(b)                                           4,200           146
Microsoft Corp.                                         156,400         4,608
Oracle Corp.(b)                                          81,400         1,762
Symantec Corp.(b)                                        42,200           818
                                                                    ---------
                                                                        7,631
                                                                    ---------
TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(b)                                2,500           106
                                                                    ---------
TOBACCO--1.0%
Altria Group, Inc.                                        5,000           348
Loews Corp. - Carolina Group                             15,200         1,250
Universal Corp.                                           3,400           166
                                                                    ---------
                                                                        1,764
                                                                    ---------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Sprint Nextel Corp.                                      43,700           830
                                                                    ---------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $125,329)                                            168,431
                                                                    ---------
FOREIGN COMMON STOCKS(c)--0.4%

IT CONSULTING & OTHER SERVICES--0.2%
Accenture Ltd. Class A (United States)                    9,800           394
                                                                    ---------
PROPERTY & CASUALTY INSURANCE--0.2%
XL Capital Ltd. Class A (United States)                   4,100           325
                                                                    ---------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $707)                                                    719
                                                                    ---------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $126,036)                                            169,150
                                                                    ---------


                                                        PAR VALUE     VALUE
                                                          (000)       (000)
                                                        ---------   ----------
SHORT-TERM INVESTMENTS--0.7%

COMMERCIAL PAPER(d)--0.7%
UBS Finance Delaware LLC
  4.750% due 10/1/07                                    $ 1,145     $   1,145
                                                                    ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,145)                                                1,145
                                                                    ---------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $127,181)                                            170,295(a)

Other assets and liabilities, net--0.0%                                   (16)
                                                                    ---------
NET ASSETS--100.0%                                                  $ 170,279
                                                                    =========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $ 45,307 and gross depreciation of $2,781 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $127,769.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

Phoenix Mid-Cap Growth Series


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)


                                                                        VALUE
                                                           SHARES       (000)
                                                         ---------    ----------
DOMESTIC COMMON STOCKS--97.9%

AEROSPACE & DEFENSE--3.2%
Precision Castparts Corp.                                   18,700     $   2,767
                                                                       ---------
ALTERNATIVE CARRIERS--2.8%
Cogent Communications Group, Inc.(b)                       105,850         2,471
                                                                       ---------
APPAREL RETAIL--0.9%
DSW, Inc. Class A(b)                                        30,450           766
                                                                       ---------
APPAREL, ACCESSORIES & LUXURY GOODS--3.0%
Phillips-Van Heusen Corp.                                   34,500         1,811
Polo Ralph Lauren Corp.                                     10,650           828
                                                                       ---------
                                                                           2,639
                                                                       ---------
APPLICATION SOFTWARE--2.6%
Salesforce.com, Inc.(b)                                     44,350         2,276
                                                                       ---------
ASSET MANAGEMENT & CUSTODY BANKS--3.4%
T. Rowe Price Group, Inc.                                   54,300         3,024
                                                                       ---------
BIOTECHNOLOGY--7.6%
Celgene Corp.(b)                                            48,700         3,473
Cephalon, Inc.(b)                                           13,900         1,015
LifeCell Corp.(b)                                           58,150         2,185
                                                                       ---------
                                                                           6,673
                                                                       ---------
COMMUNICATIONS EQUIPMENT--8.1%
Ciena Corp.(b)                                              80,050         3,048
F5 Networks, Inc.(b)                                        53,600         1,993
Harris Corp.                                                36,000         2,081
                                                                       ---------
                                                                           7,122
                                                                       ---------
CONSTRUCTION & ENGINEERING--4.3%
Jacobs Engineering Group, Inc.(b)                           50,200         3,794
                                                                       ---------
DATA PROCESSING & OUTSOURCED SERVICES--6.6%
MasterCard, Inc. Class A                                    23,250         3,441
VeriFone Holdings, Inc.(b)                                  53,850         2,387
                                                                       ---------
                                                                           5,828
                                                                       ---------
DISTRIBUTORS--2.0%
LKQ Corp.(b)                                                50,300         1,751
                                                                       ---------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.0%
Huron Consulting Group, Inc.(b)                             24,450         1,776
                                                                       ---------


                                                                        VALUE
                                                           SHARES       (000)
                                                         ---------    ----------
EDUCATION SERVICES--3.0%
Strayer Education, Inc.                                     15,650     $   2,639
                                                                       ---------
ELECTRONIC EQUIPMENT MANUFACTURERS--8.9%
Amphenol Corp. Class A                                      98,800         3,928
FLIR Systems, Inc.(b)                                       70,100         3,883
                                                                       ---------
                                                                           7,811
                                                                       ---------
FOOTWEAR--2.7%
Crocs, Inc.(b)                                              35,900         2,414
                                                                       ---------
HEALTH CARE SUPPLIES--3.9%
Inverness Medical Innovations, Inc.(b)                      62,250         3,444
                                                                       ---------
INTERNET RETAIL--2.9%
priceline.com, Inc.(b)                                      28,700         2,547
                                                                       ---------
INTERNET SOFTWARE & SERVICES--3.4%
Bankrate, Inc.(b)                                           65,000         2,998
                                                                       ---------
IT CONSULTING & OTHER SERVICES--1.1%
Cognizant Technology Solutions Corp. Class A(b)             11,600           925
                                                                       ---------
LEISURE FACILITIES--4.1%
Life Time Fitness, Inc.(b)                                  58,800         3,607
                                                                       ---------
OIL & GAS EXPLORATION & PRODUCTION--8.6%
Denbury Resources, Inc.(b)                                  84,000         3,754
Range Resources Corp.                                       92,875         3,776
                                                                       ---------
                                                                           7,530
                                                                       ---------
SEMICONDUCTOR EQUIPMENT--2.9%
MEMC Electronic Materials, Inc.(b)                          43,300         2,549
                                                                       ---------
SPECIALIZED FINANCE--3.2%
IntercontinentalExchange, Inc.(b)                           18,500         2,810
                                                                       ---------
WIRELESS TELECOMMUNICATION SERVICES--6.7%
MetroPCS Communications, Inc.(b)                            76,250         2,080
NII Holdings, Inc.(b)                                       46,150         3,791
                                                                       ---------
                                                                           5,871
                                                                       ---------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $64,985)                                                 86,032
                                                                       ---------
TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $64,985)                                                 86,032
                                                                       ---------

Phoenix Mid-Cap Growth Series


                                                         PAR VALUE      VALUE
                                                           (000)        (000)
                                                         ---------    ----------
SHORT-TERM INVESTMENTS--1.2%

REPURCHASE AGREEMENTS--1.2%
State Street Bank and Trust Co.
  repurchase agreement 2% dated 9/28/07,
  due 10/1/07, repurchase price
  $1,033 collateralized by U.S.
  Treasury Inflation Indexed Note
  1.05%, 1/15/26 market value $1,054                       1,033    $   1,033
                                                                    ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,033)                                                1,033
                                                                    ---------
TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $66,018)                                              87,065(a)

Other assets and liabilities, net--0.9%                                   804
                                                                    ---------
NET ASSETS--100.0%                                                  $  87,869
                                                                    =========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $21,257 and gross depreciation of $342 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $66,150.
(b) Non-income producing.

Phoenix Money Market Series

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)


                                                         FACE VALUE      VALUE
                                                           (000)         (000)
                                                        -----------    ---------
FEDERAL AGENCY SECURITIES(d)--12.9%

FHLB
 5.250% due 10/3/07                                        $ 3,000     $   3,000
 5.270% due 11/21/07                                         3,000         3,000
FNMA
 4.900% due 11/28/07                                         1,545         1,545
FHLB
 3.625% due 11/30/07                                           500           498
 3.250% due 12/17/07                                         3,500         3,487
 5.375% due 5/5/08                                           3,000         3,000
 5.375% due 8/20/08                                          4,000         4,000
 5.375% due 9/5/08                                           3,500         3,500
FHLMC
 5.500% due 9/22/08(c)                                         500           500
                                                                       ---------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $22,530)                                                 22,530
                                                                       ---------
FEDERAL AGENCY SECURITIES--VARIABLE(c)--0.7%

SBA (Final Maturity  2/25/23)
 5.750% due 10/1/07                                            171           171
SBA (Final Maturity 1/25/21)
 5.750% due 10/1/07                                             15            15
SBA (Final Maturity 10/25/22)
 5.750% due 10/1/07                                            286           283
SBA (Final Maturity 11/25/21)
 5.875% due 10/1/07                                            297           297
SBA (Final Maturity 2/25/23)
 5.750% due 10/1/07                                            147           147
SBA (Final Maturity 3/25/24)
 5.625% due 10/1/07                                            115           115
SBA (Final Maturity 5/25/21)
 5.750% due 10/1/07                                             62            61
SBA (Final Maturity 9/25/23)
 5.625% due 10/1/07                                            192           191
                                                                       ---------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE
(IDENTIFIED COST $1,280)                                                   1,280
                                                                       ---------
COMMERCIAL PAPER(f)--69.9%

3M Co.
 4.770% due 10/9/07                                          1,000           999
 5.020% due 10/12/07                                         2,100         2,097


                                                         FACE VALUE      VALUE
                                                           (000)         (000)
                                                        -----------    ---------
Archer-Daniels Midland Co.
 5.050% due 10/30/07                                       $ 2,090     $   2,082
 5.080% due 11/6/07                                          3,305         3,288
 5.100% due 11/6/07                                          3,500         3,482
Bank of America Corp.
 5.250% due 10/4/07                                          2,300         2,299
 5.350% due 10/15/07                                         1,175         1,173
 5.360% due 11/19/07                                         3,000         2,978
Cargill, Inc.
 4.900% due 10/25/07                                         3,500         3,489
 4.850% due 10/31/07                                         3,500         3,486
Ciesco LLC
 5.280% due 10/15/07                                         1,100         1,098
Coca-Cola Co. (The)
 5.240% due 11/15/07                                         3,190         3,169
Danaher Corp.
 5.000% due 10/1/07                                          3,345         3,345
Danske Corp.
 5.165% due 10/30/07                                           600           598
 5.045% due 12/21/07                                         2,800         2,768
Eaton Corp.
 5.250% due 10/16/07                                         1,300         1,297
Gemini Securitization LLC
 5.250% due 10/25/07                                         3,100         3,089
General Electric Capital Corp.
 5.230% due 10/16/07                                         2,500         2,495
 5.240% due 11/6/07                                          1,000           995
 5.250% due 11/6/07                                          1,000           995
 5.260% due 11/13/07                                         3,500         3,478
Goldman Sachs Group, Inc. (The)
 5.250% due 10/30/07                                         3,000         2,987
Govco, Inc.
 5.950% due 10/15/07                                         2,400         2,394
 5.245% due 10/23/07                                         3,000         2,990
 5.280% due 11/5/07                                          3,500         3,482
Honeywell International, Inc.
 5.250% due 10/17/07                                         1,000           998
 5.270% due 11/20/07                                         2,560         2,541
Kimberly-Clark Corp.
 5.000% due 10/19/07                                         3,045         3,037
NetJets, Inc.
 4.750% due 12/10/07                                         2,500         2,477

Phoenix Money Market Series

                                                         FACE VALUE     VALUE
                                                           (000)        (000)
                                                        -----------   ---------
PACCAR Financial Corp.
 4.750% due 10/4/07                                      $ 3,535      $ 3,534
 5.250% due 12/3/07                                        3,600        3,567
Private Export Funding Corp.
 4.950% due 10/10/07                                         750          749
 4.900% due 12/18/07                                       5,000        4,947
 4.760% due 1/31/08                                        2,900        2,853
Procter & Gamble Co. (The)
 4.750% due 12/11/07                                       3,500        3,467
Sysco Corp.
 4.750% due 11/19/07                                       3,580        3,557
 5.250% due 11/27/07                                       3,500        3,471
 4.750% due 12/19/07                                       1,070        1,059
Target Corp.
 4.750% due 10/22/07                                       2,200        2,194
 4.760% due 10/23/07                                       1,383        1,379
 4.770% due 10/29/07                                       1,510        1,504
 4.800% due 11/8/07                                        2,500        2,487
Toyota Motor Credit Corp.
 5.300% due 11/5/07                                        2,000        1,990
 5.280% due 12/13/07                                       3,750        3,710
 5.200% due 12/20/07                                       3,200        3,163
UBS Finance Delaware LLC
 5.250% due 10/2/07                                        1,733        1,733
 5.250% due 10/10/07                                       3,500        3,495
 5.230% due 10/15/07                                       1,800        1,796
 5.230% due 10/23/07                                       1,410        1,405
Wal-Mart Stores, Inc.
 4.750% due 10/30/07                                         500          498
                                                                    ---------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $122,164)                                            122,164
                                                                    ---------
MEDIUM TERM NOTES--16.1%

Citigroup Global Market
 6.500% due 2/15/08                                        3,500        3,515
Danske Bank A/S 144A (Denmark)
 5.466% due 10/17/08(b) (c) (e)                            3,000        3,000
FleetBoston Financial Corp.
 3.850% due 2/15/08                                        2,500        2,487


                                                       FACE VALUE     VALUE
                                                          (000)       (000)
                                                        ---------   ----------
General Electric Capital Corp.,
 Series A
 6.500% due 12/1/07                                      $ 1,000    $   1,002
HSBC Finance Corp.
 5.836% due 2/15/08                                        3,000        3,007
HSH Nordbank AG NY 144A (Germany)
 5.196% due 9/22/08(b) (c) (e)                             5,000        5,000
International Lease Finance Corp.
 4.480% due 3/25/08                                        1,130        1,125
National Australia Bank Ltd. 144A
 (Australia)
 5.809% due 10/5/08(b) (c) (e)                             3,000        3,000
Nordea Bank AB 144A (Sweden)
 5.810% due 10/9/08(b) (c) (e)                             3,000        3,000
Wells Fargo & Co.
 5.694% due 9/17/08(c)                                     3,000        3,000
                                                                    ---------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $28,136)                                              28,136
                                                                    ---------
TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $174,110)                                            174,110(a)

Other assets and liabilities, net--0.4%                                   697
                                                                    ---------
NET ASSETS--100.0%                                                  $ 174,807
                                                                    =========


(a) Federal Income Tax Information: At September 30, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September
    30, 2007, these securities amounted to a value of $14,000 (reported in 000's) or 8% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) The interest rate shown is the coupon rate.
(e) The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(f) The rate shown is the discount rate.

Phoenix Multi-Sector Fixed Income Series


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)



                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
U.S. GOVERNMENT SECURITIES--0.0%

U.S. TREASURY BONDS--0.0%
U.S. Treasury Bond
 4.750% due 2/15/37                                        $   100     $      99
                                                                       ---------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $99)                                                         99
                                                                       ---------
AGENCY MORTGAGE-BACKED SECURITIES--11.9%

FNMA
 4.500% due 6/1/19                                           1,262         1,217
 5.000% due 8/1/20                                             217           213
 5.000% due 4/1/34                                           1,309         1,252
 5.500% due 4/1/34                                           2,041         2,003
 5.000% due 5/1/34                                           1,343         1,284
 6.000% due 5/1/34                                             456           458
 5.500% due 6/1/34                                           1,494         1,466
 6.000% due 8/1/34                                             965           970
 5.500% due 1/1/35                                           1,810         1,777
 5.500% due 2/1/35                                           1,007           988
 5.000% due 10/1/35                                          5,222         4,990
 5.500% due 10/1/35                                            788           773
 6.000% due 3/1/36                                           1,900         1,903
 6.500% due 8/1/36                                           1,729         1,761
 6.000% due 10/1/36                                          3,047         3,052
 6.000% due 1/1/37                                             590           591
FNMA 04-W6, 1A4
 5.500% due 7/25/34                                          1,739         1,735
FNMA 05-57, CK
 5.000% due 7/25/35                                            924           920
FNMA 05-74, AG
 5.000% due 9/25/35                                            582           579
GNMA
 6.500% due 10/15/23                                            27            27
 6.500% due 12/15/25                                            47            48
 6.500% due 1/15/26                                              6             6
 6.500% due 8/15/31                                            375           385
 6.500% due 11/15/31                                            75            77
 6.500% due 3/15/32                                            205           210


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
 6.500% due 4/15/32                                        $   943     $     967
                                                                       ---------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $29,937)                                                 29,652
                                                                       ---------
AGENCY NON-MORTGAGE-BACKED SECURITIES--2.5%

FHLB
 6.000% due 6/29/22                                            625           633
FHLMC
 5.200% due 3/5/19                                           3,140         3,089
 5.300% due 5/12/20                                          2,500         2,445
                                                                       ---------
TOTAL AGENCY NON-MORTGAGE-BACKED
SECURITIES (IDENTIFIED COST $6,136)                                        6,167
                                                                       ---------
MUNICIPAL BONDS--2.2%

CALIFORNIA--1.1%
Alameda Corridor Transportation
 Authority Taxable Series C
 (MBIA Insured)
 6.500% due 10/1/19                                            750           799
 6.600% due 10/1/29                                          1,750         1,944
                                                                       ---------
                                                                           2,743
                                                                       ---------
ILLINOIS--0.6%
Illinois Educational Facilities
 Authority - Loyola University Taxable
 Series C (AMBAC Insured)
 7.120% due 7/1/11                                           1,330         1,419
                                                                       ---------
MASSACHUSETTS--0.4%
Commonwealth of Massachusetts
 General Obligation Series C
 (FSA Insured)
 5.500% due 12/1/17                                            890         1,008
                                                                       ---------
SOUTH DAKOTA--0.1%
South Dakota State Educational
 Enhancement Funding Corp.
 Taxable Series A
 6.720% due 6/1/25                                             287           284
                                                                       ---------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $5,084)                                                   5,454
                                                                       ---------
ASSET-BACKED SECURITIES--1.3%

Bear Stearns Structured Products,
 Inc. 05-20N, B 144A
 8.373% due 10/25/45(b) (c)                                  1,250         1,030

Phoenix Multi-Sector Fixed Income Series

                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
Bombardier Capital Mortgage
 Securitization Corp. 99-A, A3
 5.980% due 1/15/18(c)                                     $   960     $     909
Dunkin Securitization 06-1, M1 144A
 8.285% due 6/20/31(b)                                       1,100         1,131
MASTR Alternative Net Interest
 Margin 06-6, N1 144A
 6.129% due 9/26/46(b) (c)                                     180           118
                                                                       ---------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,447)                                                   3,188
                                                                       ---------
DOMESTIC CORPORATE BONDS--28.2%

AEROSPACE & DEFENSE--0.8%
DRS Technologies, Inc.
 6.625% due 2/1/16                                             500           496
L-3 Communications Corp.
 7.625% due 6/15/12(f)                                         625           642
 6.125% due 1/15/14                                            550           542
L-3 Communications Corp. Series B
 6.375% due 10/15/15(f)                                        250           247
Precision Castparts Corp.
 5.600% due 12/15/13(f)                                        150           153
                                                                       ---------
                                                                           2,080
                                                                       ---------
AIRLINES--2.0%
American Airlines, Inc. 01-1
 6.977% due 11/23/22                                         1,188         1,110
Continental Airlines, Inc. 98-1A
 6.648% due 3/15/19                                            837           845
Delta Air Lines, Inc. 00-1
 7.379% due 11/18/11                                           754           762
JetBlue Airways Corp. 04-2
 8.658% due 5/15/10(c)                                         421           421
United Airlines, Inc. 00-2
 7.032% due 4/1/12                                           1,534         1,541
United Airlines, Inc. 01-1
 6.071% due 9/1/14                                             386           388
                                                                       ---------
                                                                           5,067
                                                                       ---------
APPLICATION SOFTWARE--0.2%
Intuit, Inc.
 5.750% due 3/15/17                                            415           396
                                                                       ---------
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Bank of New York Co., Inc. (The)
 3.625% due 1/15/09(f)                                         180           177



                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
ASSET MANAGEMENT & CUSTODY BANKS--(CONTINUED)
Janus Capital Group, Inc.
 6.250% due 6/15/12                                        $   500     $     507
                                                                       ---------
                                                                             684
                                                                       ---------
AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.
 7.450% due 7/16/31(f)                                         625           494
                                                                       ---------
AUTOMOTIVE RETAIL--0.3%
Hertz Corp.(f)
 8.875% due 1/1/14                                             600           621
 10.500% due 1/1/16                                            150           163
                                                                       ---------
                                                                             784
                                                                       ---------
BROADCASTING & CABLE TV--1.1%
Charter Communications Holdings I LLC
 11.750% due 5/15/14(c) (f)                                    275           256
Comcast Cable Holdings LLC
 7.875% due 8/1/13(f)                                          500           547
COX Communications, Inc.
 5.450% due 12/15/14                                           625           606
DIRECTV Holdings LLC/DIRECTV
 Financing Co., Inc.
 6.375% due 6/15/15(f)                                       1,000           954
PanAmSat Corp./Intelsat Corp.
 9.000% due 6/15/16                                            300           311
Univision Communications, Inc.
 3.500% due 10/15/07                                            75            74
                                                                       ---------
                                                                           2,748
                                                                       ---------
BUILDING PRODUCTS--1.0%
Building Materials Corp. of America
 7.750% due 8/1/14(f)                                          610           555
Esco Corp. 144A
 8.625% due 12/15/13(b)                                        600           594
Masco Corp.
 5.850% due 3/15/17(f)                                         825           796
Owens Corning, Inc.
 6.500% due 12/1/16                                            495           478
                                                                       ---------
                                                                           2,423
                                                                       ---------
CASINOS & GAMING--0.5%
Harrah's Operating Co., Inc.
 5.625% due 6/1/15                                             425           338
MGM MIRAGE
 8.500% due 9/15/10(f)                                         630           661

Phoenix Multi-Sector Fixed Income Series


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
CASINOS & GAMING--(CONTINUED)
Pokagon Gaming Authority 144A
 10.375% due 6/15/14(b)                                    $   125     $     138
Seminole Hard Rock Entertainment,
 Inc./Seminole Hard Rock
 International LLC 144A
 7.860% due 3/15/14(b) (c)                                     125           123
                                                                       ---------
                                                                           1,260
                                                                       ---------
CATALOG RETAIL--0.4%
IAC/InterActiveCorp
 7.000% due 1/15/13(f)                                         875           901
                                                                       ---------
COMPUTER HARDWARE--0.1%
International Business Machines Corp.
 5.700% due 9/14/17                                            365           367
                                                                       ---------
CONSUMER FINANCE--3.0%
Capital One Bank
 5.750% due 9/15/10                                            125           126
Ford Motor Credit Co. LLC
 8.359% due 11/2/07(c) (f)                                     225           225
 7.875% due 6/15/10                                            615           602
 8.625% due 11/1/10                                            650           645
 9.875% due 8/10/11(f)                                         575           583
 9.810% due 4/15/12(c)                                          95            97
 7.800% due 6/1/12(f)                                          435           414
GMAC LLC(f)
 7.250% due 3/2/11                                           1,250         1,213
 6.875% due 9/15/11                                            993           946
 6.000% due 12/15/11                                         1,000           924
HSBC Finance Corp.
 4.125% due 11/16/09(f)                                        275           268
Residential Capital LLC(f)
 7.125% due 11/21/08                                           500           447
 7.875% due 6/30/15                                            495           400
SLM Corp.
 3.950% due 8/15/08(f)                                         250           245
 5.450% due 4/25/11                                            250           236
 4.810% due 1/31/14(c)                                          50            36
                                                                       ---------
                                                                           7,407
                                                                       ---------
DATA PROCESSING & OUTSOURCED SERVICES--1.2%
Broadridge Financial Solutions, Inc.
 6.125% due 6/1/17                                           1,000           949
Convergys Corp.
 4.875% due 12/15/09                                         1,000           996



                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
Fiserv, Inc.
 3.000% due 6/27/08(f)                                     $   150     $     147
Western Union Co. (The)
 5.930% due 10/1/16                                            940           927
                                                                       ---------
                                                                           3,019
                                                                       ---------
DISTILLERS & VINTNERS--0.2%
Constellation Brands, Inc.
 7.250% due 9/1/16(f)                                          220           221
Constellation Brands, Inc. 144A
 7.250% due 5/15/17(b)                                         180           181
                                                                       ---------
                                                                             402
                                                                       ---------
DIVERSIFIED BANKS--0.2%
BlackRock, Inc.
 6.250% due 9/15/17                                            375           376
                                                                       ---------
DIVERSIFIED CHEMICALS--0.3%
Cabot Corp. 144A
 5.250% due 9/1/13(b)                                          750           742
Nalco Co.
 7.750% due 11/15/11(f)                                         50            51
                                                                       ---------
                                                                             793
                                                                       ---------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
Cintas Corp.
 6.000% due 6/1/12                                              50            52
Equifax, Inc.
 6.300% due 7/1/17                                           1,250         1,260
Mobile Mini, Inc. 144A
 6.875% due 5/1/15(b) (f)                                      250           244
                                                                       ---------
                                                                           1,556
                                                                       ---------
DIVERSIFIED METALS & MINING--0.7%
Freeport-McMoRan Copper & Gold, Inc.
 (Indonesia)
 6.875% due 2/1/14(f)                                          540           549
Glencore Funding LLC 144A
 6.000% due 4/15/14(b)                                       1,150         1,133
                                                                       ---------
                                                                           1,682
                                                                       ---------
ELECTRIC UTILITIES--1.1%
Consumers Energy Co. Series J
 6.000% due 2/15/14                                          1,250         1,271
Entergy Gulf States, Inc.
 3.600% due 6/1/08                                           1,000           984

Phoenix Multi-Sector Fixed Income Series


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
ELECTRIC UTILITIES--(CONTINUED)
Public Service Co. of Colorado Series A
 6.875% due 7/15/09                                        $    25     $      26
Southern California Edison Co.
 7.625% due 1/15/10                                            100           105
 5.000% due 1/15/14                                             50            49
 6.000% due 1/15/34(f)                                         100            98
 5.750% due 4/1/35(f)                                          125           119
                                                                       ---------
                                                                           2,652
                                                                       ---------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
General Cable Corp.
 7.125% due 4/1/17(f)                                          500           493
                                                                       ---------
ELECTRONIC MANUFACTURING SERVICES--0.4%
Jabil Circuit, Inc.
 5.875% due 7/15/10                                          1,000         1,009
                                                                       ---------
ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Allied Waste North America, Inc.
 6.125% due 2/15/14(f)                                         500           488
Waste Management, Inc.
 7.375% due 8/1/10                                             430           455
                                                                       ---------
                                                                             943
                                                                       ---------
GAS UTILITIES--0.3%
AmeriGas Partners LP
 7.250% due 5/20/15                                            500           495
Panhandle Eastern Pipe Line Co. LP
 4.800% due 8/15/08                                            100            99
Southwest Gas Corp.
 7.625% due 5/15/12                                            140           151
                                                                       ---------
                                                                             745
                                                                       ---------

HEALTH CARE FACILITIES--0.3%
HCA, Inc. 144A
 9.250% due 11/15/16(b)                                        300           319
Manor Care, Inc.
 6.250% due 5/1/13                                             370           366
                                                                       ---------
                                                                             685
                                                                       ---------
HEALTH CARE SERVICES--0.2%
Fresenius Medical Care Capital Trust IV
 7.875% due 6/15/11                                             25            26
Quest Diagnostics, Inc.
 7.500% due 7/12/11                                             35            37



                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
HEALTH CARE SERVICES--(CONTINUED)
 6.400% due 7/1/17                                         $   510     $     516
                                                                       ---------
                                                                             579
                                                                       ---------
HOMEBUILDING--0.0%
K. Hovnanian Enterprises, Inc.
 6.500% due 1/15/14                                             75            59
                                                                       ---------
HOTELS, RESORTS & CRUISE LINES--0.5%
Royal Caribbean Cruises Ltd.
 6.875% due 12/1/13(f)                                       1,250         1,235
                                                                       ---------
INDUSTRIAL MACHINERY--0.1%
Kennametal, Inc.
 7.200% due 6/15/12                                            225           238
                                                                       ---------
INTEGRATED OIL & GAS--0.0%
Occidental Petroleum Corp.
 4.250% due 3/15/10                                             80            79
                                                                       ---------
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
Embarq Corp.
 7.082% due 6/1/16                                             600           622
Qwest Corp. 144A
 6.500% due 6/1/17(b)                                          307           301
Verizon Global Funding Corp.
 6.875% due 6/15/12(f)                                       1,000         1,066
Windstream Corp.
 8.625% due 8/1/16(f)                                          500           536
 7.000% due 3/15/19                                            250           245
                                                                       ---------
                                                                           2,770
                                                                       ---------
INVESTMENT BANKING & BROKERAGE--0.3%
Jefferies Group, Inc.
 5.500% due 3/15/16                                            225           210
Merrill Lynch & Co., Inc.
 6.110% due 1/29/37(f)                                         500           470
                                                                       ---------
                                                                             680
                                                                       ---------
LEISURE PRODUCTS--0.2%
Hasbro, Inc.
 6.300% due 9/15/17                                            475           473
                                                                       ---------
LIFE & HEALTH INSURANCE--0.2%
Americo Life, Inc. 144A
 7.875% due 5/1/13(b)                                          200           204
New York Life Insurance Co. 144A
 5.875% due 5/15/33(b)                                         100            97

Phoenix Multi-Sector Fixed Income Series


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
LIFE & HEALTH INSURANCE--(CONTINUED)
StanCorp Financial Group, Inc.
 6.875% due 10/1/12                                        $   225     $     242
                                                                       ---------
                                                                             543
                                                                       ---------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Fisher Scientific International, Inc.
 6.750% due 8/15/14                                            725           730
                                                                       ---------
MANAGED HEALTH CARE--0.1%
UnitedHealth Group, Inc.
 3.300% due 1/30/08                                            220           219
 4.875% due 4/1/13                                             125           121
                                                                       ---------
                                                                             340
                                                                       ---------
METAL & GLASS CONTAINERS--0.3%
Owens-Brockway Glass Container, Inc.
 8.875% due 2/15/09                                            123           125
Plastipak Holdings, Inc. 144A
 8.500% due 12/15/15(b)                                        500           520
                                                                       ---------
                                                                             645
                                                                       ---------
MORTGAGE REITS--0.0%
iStar Financial, Inc. Series B
 5.125% due 4/1/11(h)                                           75            71
                                                                       ---------
MOTORCYCLE MANUFACTURERS--0.0%
Harley-Davidson, Inc. 144A
 3.625% due 12/15/08(b)                                        100            98
                                                                       ---------
MOVIES & ENTERTAINMENT--0.4%
Time Warner, Inc.
 6.875% due 5/1/12                                             275           288
Viacom, Inc.
 6.250% due 4/30/16(f)                                         625           627
                                                                       ---------
                                                                             915
                                                                       ---------
MULTI-LINE INSURANCE--0.2%
Assurant, Inc.
 6.750% due 2/15/34                                             75            76
Farmers Insurance Exchange 144A
 8.625% due 5/1/24(b)                                           75            86
Liberty Mutual Group, Inc. 144A(b)
 5.750% due 3/15/14                                            200           195
 7.000% due 3/15/34                                            150           146
Liberty Mutual Insurance Co. 144A
 8.500% due 5/15/25(b)                                          25            27
                                                                       ---------
                                                                             530
                                                                       ---------


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
MULTI-UTILITIES--0.2%
CMS Energy Corp.
 7.750% due 8/1/10(f)                                      $   100     $     105
Dominion Resources, Inc. Series D
 5.125% due 12/15/09                                           100           100
MidAmerican Energy Holdings Co.
 3.500% due 5/15/08                                            200           197
Xcel Energy, Inc.
 3.400% due 7/1/08(f)                                          140           138
                                                                       ---------
                                                                             540
                                                                       ---------
OFFICE ELECTRONICS--0.2%
Xerox Corp.
 6.750% due 2/1/17(f)                                          600           614
                                                                       ---------
OFFICE REITS--0.3%
Mack-Cali Realty LP
 5.125% due 2/15/14                                            700           667
                                                                       ---------
OIL & GAS EXPLORATION & PRODUCTION--1.2%
Anadarko Petroleum Corp.
 3.250% due 5/1/08                                             345           340
Denbury Resources, Inc.
 7.500% due 4/1/13(f)                                          400           411
Forest Oil Corp. 144A
 7.250% due 6/15/19(b)                                       1,000         1,005
Plains Exploration & Production Co.
 7.750% due 6/15/15                                            610           601
Swift Energy Co.
 7.625% due 7/15/11(f)                                         500           504
                                                                       ---------
                                                                           2,861
                                                                       ---------
OIL & GAS REFINING & MARKETING--0.6%
Kern River Funding Corp. 144A
 4.893% due 4/30/18(b)                                          81            80
Tesoro Corp. 144A
 6.500% due 6/1/17(b)                                          780           778
Valero Energy Corp.
 4.750% due 6/15/13                                            550           525
                                                                       ---------
                                                                           1,383
                                                                       ---------
OIL & GAS STORAGE & TRANSPORTATION--0.7%
Enterprise Products Partners L.P.
 6.300% due 9/15/17                                            490           491
Kaneb Pipe Line Operating Partnership LP
 5.875% due 6/1/13                                             125           126

Phoenix Multi-Sector Fixed Income Series


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
OIL & GAS STORAGE & TRANSPORTATION--(CONTINUED)
Kinder Morgan Management Co.
 5.700% due 1/5/16                                         $   700     $     640
Williams Cos., Inc. (The)
 7.125% due 9/1/11(f)                                          500           520
                                                                       ---------
                                                                           1,777
                                                                       ---------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.1%
Citigroup, Inc.
 4.875% due 5/7/15(f)                                          175           167
OneAmerica Financial Partners, Inc. 144A
 7.000% due 10/15/33(b)                                        175           176
                                                                       ---------
                                                                             343
                                                                       ---------
PACKAGED FOODS & MEATS--0.2%
Dean Foods Co.
 6.900% due 10/15/17                                            50            48
Kellogg Co. Series B
 6.600% due 4/1/11(f)                                           75            78
Tyson Foods, Inc.
 6.850% due 4/1/16                                             400           412
                                                                       ---------
                                                                             538
                                                                       ---------
PAPER PACKAGING--0.2%
Jefferson Smurfit Corp.
 8.250% due 10/1/12(f)                                         215           217
Sealed Air Corp. 144A
 5.375% due 4/15/08(b)                                         250           249
                                                                       ---------
                                                                             466
                                                                       ---------
PAPER PRODUCTS--0.6%
Abitibi-Consolidated Finance LP
 7.875% due 8/1/09(f)                                          875           783
Verso Paper Holdings LLC & Verso
 Paper, Inc. Series B
 11.375% due 8/1/16(f)                                         625           661
                                                                       ---------
                                                                           1,444
                                                                       ---------
PROPERTY & CASUALTY INSURANCE--0.4%
Berkley (W.R.) Corp.
 5.875% due 2/15/13                                             75            77
Berkshire Hathaway Finance Corp.
 4.625% due 10/15/13                                           100            96
Fund American Cos., Inc.
 5.875% due 5/15/13                                            175           173
Kingsway America, Inc.
 7.500% due 2/1/14                                             125           127



                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
PROPERTY & CASUALTY INSURANCE--(CONTINUED)
Markel Corp.
 6.800% due 2/15/13(f)                                     $   175     $     180
NYMAGIC, Inc.
 6.500% due 3/15/14                                            150           148
Progressive Corp. (The)
 6.250% due 12/1/32(f)                                          75            73
                                                                       ---------
                                                                             874
                                                                       ---------
PUBLISHING--0.7%
Dex Media East LLC/Dex Media
 East Finance Co.
 9.875% due 11/15/09                                            25            26
Dex Media, Inc.
 8.000% due 11/15/13(f)                                         50            51
Donnelley (RH), Inc. 144A
 8.875% due 10/15/17(b)                                        475           484
Idearc, Inc.
 8.000% due 11/15/16                                           500           501
News America, Inc.
 6.625% due 1/9/08                                             250           251
Reader's Digest Association,
 Inc. (The) 144A
 9.000% due 2/15/17(b)                                         500           452
                                                                       ---------
                                                                           1,765
                                                                       ---------
REGIONAL BANKS--0.1%
Citizens Banking Corp.
 5.750% due 2/1/13                                              25            25
Hudson United Bank
 7.000% due 5/15/12                                             80            85
Zions Bancorp.
 6.000% due 9/15/15                                            125           126
                                                                       ---------
                                                                             236
                                                                       ---------
RESTAURANTS--0.0%
Outback Steakhouse, Inc. 144A
 10.000% due 6/15/15(b) (f)                                     50            45
                                                                       ---------
SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc.
 7.125% due 8/1/17(f)                                          133           148
                                                                       ---------
SPECIALIZED CONSUMER SERVICES--0.4%
Stewart Enterprises, Inc.
 6.250% due 2/15/13                                          1,000           978
                                                                       ---------

Phoenix Multi-Sector Fixed Income Series


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
SPECIALIZED FINANCE--0.0%
Yankee Acquisition Corp. Series B
 9.750% due 2/15/17(f)                                     $   125     $     119
                                                                       ---------
SPECIALIZED REITS--1.1%
Health Care REIT, Inc.
 5.875% due 5/15/15                                          1,775         1,697
Host Hotels & Resorts LP
 6.875% due 11/1/14(f)                                         650           652
Realty Income Corp.
 6.750% due 8/15/19                                            425           426
                                                                       ---------
                                                                           2,775
                                                                       ---------
SPECIALTY STORES--0.4%
Office Depot, Inc.
 6.250% due 8/15/13                                          1,000         1,008
                                                                       ---------
TOBACCO--0.6%
Reynolds American, Inc.
 7.300% due 7/15/15(f)                                         750           795
 7.625% due 6/1/16                                             600           642
                                                                       ---------
                                                                           1,437
                                                                       ---------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc. Series D
 7.375% due 8/1/15(f)                                        1,000         1,016
                                                                       ---------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $70,535)                                                 69,985
                                                                       ---------
NON-AGENCY MORTGAGE-BACKED SECURITIES--9.6%

Adjustable Rate Mortgage Trust
 05-3, 2A1
 4.697% due 7/25/35(c)                                       1,597         1,584
American Home Mortgage Assets
 07-2, M4
 5.661% due 3/25/47(c)                                       1,088         1,012
American Tower Trust L
 07-1A, C 144A
 5.615% due 4/15/37(b)                                         500           477
Bear Stearns Structured Products, Inc.
 04-15, A2 144A
 0% due 11/27/34(b)                                            283           269
Bear Stearns Structured Products, Inc.
 05-10 144A
 7.629% due 4/26/35(b) (c)                                     442           425
Chase Mortgage Finance Corp.
 06-A1, 4A1
 6.045% due 9/25/36(c)                                       2,129         2,129
Citicorp Mortgage Securities, Inc.
 06-7, 1A1
 6.000% due 12/25/36                                         1,520         1,515



                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
Countrywide Home Loan Mortgage
 Pass-Through Trust 04-13, 1A1
 5.500% due 8/25/34                                        $ 1,111     $   1,113
Countrywide Home Loan Mortgage
 Pass-Through Trust 07-1, A2
 6.000% due 3/25/37                                          1,897         1,892
DLJ Commercial Mortgage Corp.
 98-CF2, A1B
 6.240% due 11/12/31                                           350           352
First Horizon Asset Securities,
 Inc. 05-AR1, 2A1
 5.010% due 4/25/35(c)                                       1,076         1,074
Franchise Mortgage Acceptance Co.
 Loan Receivables Trust 98-CA,
 A2 144A
 6.660% due 9/15/20(b)                                         380           357
GS Mortgage Securities Corp. II
 99-C1, A2
 6.110% due 11/18/30(c)                                        365           367
Harborview Net Interest Margin Corp.
 06-12, N1 144A
 6.409% due 12/19/36(b)                                        327           326
IndyMac Index Mortgage Loan Trust
 06-AR25, 3A1
 6.373% due 9/25/36(c)                                       1,541         1,576
Lehman Brothers-UBS Commercial
 Mortgage Trust 07-C2, H 144A
 5.980% due 2/15/40(b) (c)                                   1,400         1,201
Lehman XS Net Interest Margin
 06-GPM5, A1 144A
 6.250% due 10/28/46(b)                                        454           439
Lehman XS Net Interest Margin
 06-GPM7, A1 144A
 6.250% due 12/28/46(b)                                        351           337
MASTR Resecuritization Trust
 04-3 144A
 5.000% due 3/28/34(b)                                         524           456
MASTR Resecuritization Trust
 05-1 144A
 5.000% due 10/28/34(b)                                        531           502
Residential Accredit Loans, Inc.
 02-QS12, B1
 6.250% due 9/25/32                                            610           510
Residential Accredit Loans, Inc.
 05-QA4, A5
 5.450% due 4/25/35(c)                                       1,451         1,454
Structured Asset Securities Corp.
 03-32, 1A1
 5.208% due 11/25/33(c)                                        898           863
Structured Asset Securities Corp.
 05-1, 6A1
 6.000% due 2/25/35                                          1,533         1,523
Timberstar Trust 06-1A, A 144A
 5.668% due 10/15/36(b)                                      1,275         1,234

Phoenix Multi-Sector Fixed Income Series


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
Wells Fargo Mortgage Backed
 Securities Trust 05-5, 1A1
 5.000% due 5/25/20                                        $   947     $     922
                                                                       ---------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $24,458)                                                 23,909
                                                                       ---------
FOREIGN GOVERNMENT SECURITIES--20.8%

ARGENTINA--1.3%
Republic of Argentina PIK
 Interest Capitalization
 8.280% due 12/31/33(f)                                      1,747         1,590
Republic of Argentina Series GDP
 0% due 12/15/35(c)                                         12,976         1,693
                                                                       ---------
                                                                           3,283
                                                                       ---------
AUSTRALIA--1.0%
Commonwealth of Australia
 Series 909
 7.500% due 9/15/09                                          2,845(i)      2,573
                                                                       ---------
BRAZIL--2.0%
Federative Republic of Brazil
 7.875% due 3/7/15                                             550           623
 12.500% due 1/5/16                                          3,499(j)      2,228
 10.250% due 1/10/28                                           850(j)        481
 7.125% due 1/20/37                                            415           464
 11.000% due 8/17/40                                           875         1,171
                                                                       ---------
                                                                           4,967
                                                                       ---------
CANADA--1.3%
Commonwealth of Canada
 4.250% due 9/1/09                                           3,220(l)      3,245
                                                                       ---------
COLOMBIA--0.5%
Republic of Colombia
 11.750% due 3/1/10                                      1,250,000(m)        646
 10.000% due 1/23/12                                           500           584
                                                                       ---------
                                                                           1,230
                                                                       ---------
EL SALVADOR--0.2%
Republic of El Salvador 144A
 7.625% due 9/21/34(b)                                         400           452
                                                                       ---------
GERMANY--2.1%
Federal Republic of Germany 144A
 3.250% due 4/17/09(b)                                       3,676(n)      5,177
                                                                       ---------
GUATEMALA--0.3%
Republic of Guatemala 144A
 8.125% due 10/6/34(b)                                         675           783
                                                                       ---------


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
MEXICO--1.1%
United Mexican States Series A
 4.625% due 10/8/08                                        $    50     $      50
United Mexican States Series B
 6.750% due 9/27/34                                            500           543
United Mexican States Series MI10
 9.500% due 12/18/14                                        20,705(o)      2,063
                                                                       ---------
                                                                           2,656
                                                                       ---------
NEW ZEALAND--0.5%
Commonwealth of New Zealand Series 708
 6.000% due 7/15/08                                          1,725(p)      1,296
                                                                       ---------
NORWAY--1.3%
Kingdom of Norway
 5.500% due 5/15/09                                         17,485(q)      3,276
                                                                       ---------
PHILIPPINES--0.6%
Republic of Philippines
 7.750% due 1/14/31                                          1,405         1,563
                                                                       ---------
RUSSIA--1.7%
Russian Federation 144A
 7.500% due 3/31/30(b) (c)                                   2,065         2,307
Russian Federation RegS
 7.500% due 3/31/30(c) (e)                                   1,597         1,789
                                                                       ---------
                                                                           4,096
                                                                       ---------
SWEDEN--1.3%
Kingdom of Sweden Series 1043
 5.000% due 1/28/09                                         21,075(r)      3,313
                                                                       ---------
TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS
 9.875% due 10/1/09(e)                                         225           247
                                                                       ---------
TURKEY--1.5%
Republic of Turkey
 10.500% due 1/13/08                                           500           509
 0% due 5/6/09                                               2,325(s)      1,507
 9.000% due 6/30/11                                            500           551
 11.500% due 1/23/12                                           750           904
 7.250% due 3/15/15                                            350           366
                                                                       ---------
                                                                           3,837
                                                                       ---------
UKRAINE--0.4%
Republic of Ukraine 144A
 6.580% due 11/21/16(b)                                      1,000         1,013
                                                                       ---------

Phoenix Multi-Sector Fixed Income Series


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
UNITED KINGDOM--0.3%
United Kingdom Treasury Bond
 4.250% due 3/7/11                                             330(k)  $     658
                                                                       ---------
URUGUAY--0.8%
Republic of Uruguay
 8.000% due 11/18/22                                       $ 1,850         2,063
                                                                       ---------
VENEZUELA--2.5%
Republic of Venezuela
 5.750% due 2/26/16                                            600           509
 7.650% due 4/21/25                                            750           673
 9.250% due 9/15/27(f)                                       3,125         3,242
 9.375% due 1/13/34                                            250           261
Republic of Venezuela RegS
 5.375% due 8/7/10(e)                                        1,500         1,414
                                                                       ---------
                                                                           6,099
                                                                       ---------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $48,356)                                                 51,827
                                                                       ---------
FOREIGN CORPORATE BONDS(d)--10.4%

BRAZIL--0.3%
Vale Overseas Ltd.
 6.250% due 1/11/16                                            500           504
 6.250% due 1/23/17(f)                                         200           202
                                                                       ---------
                                                                             706
                                                                       ---------
CANADA--1.0%
Catalyst Paper Corp.
 7.375% due 3/1/14(f)                                          355           266
European Investment Bank 144A
 4.600% due 1/30/37(b)                                         625(l)        581
Rogers Cable, Inc.
 7.875% due 5/1/12                                           1,000         1,078
Rogers Wireless Communications, Inc.
 6.375% due 3/1/14                                             575           581
                                                                       ---------
                                                                           2,506
                                                                       ---------
CHILE--0.2%
Empresa Nacional de Electricidad SA
 8.350% due 8/1/13                                             500           559
                                                                       ---------
CYPRUS--0.1%
ABH Financial Ltd.
 (Alfa Markets Ltd.) 144A
 8.200% due 6/25/12(b)                                         250           231
                                                                       ---------


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
EGYPT--0.1%
Orascom Telecom Finance SCA 144A
 7.875% due 2/8/14(b)                                      $   300     $     285
                                                                       ---------
GERMANY--0.4%
Deutsche Telekom International
 Finance BV
 8.000% due 6/15/10(f)                                       1,000         1,071
                                                                       ---------
HONG KONG--0.2%
China Properties Group Ltd. 144A
 9.125% due 5/4/14(b) (f)                                      500           451
Hutchison Whampoa International
 Ltd. 144A
 5.450% due 11/24/10(b)                                        150           151
                                                                       ---------
                                                                             602
                                                                       ---------
INDIA--0.2%
ICICI Bank Ltd. 144A
 6.375% due 4/30/22(b) (c)                                     625           584
                                                                       ---------
JAPAN--0.5%
Resona Bank Ltd. 144A
 5.850% due 9/29/49(b) (c)                                   1,250         1,176
                                                                       ---------
KAZAKHSTAN--1.2%
Kazkommerts International BV RegS
 8.000% due 11/3/15(e)                                       1,000           920
Tengizchevroil Finance Co.
 SARL 144A
 6.124% due 11/15/14(b)                                      1,000           985
TuranAlem Finance BV 144A
 7.875% due 6/2/10(b)                                        1,000           947
                                                                       ---------
                                                                           2,852
                                                                       ---------
LUXEMBOURG--0.1%
Tyco Electronic Group SA 144A
 6.000% due 10/1/12(b)                                         210           213
                                                                       ---------
MALAYSIA--0.5%
Malaysia International Shipping
 Corp. Capital Ltd. 144A
 6.125% due 7/1/14(b)                                        1,250         1,272
                                                                       ---------
MEXICO--0.3%
Pemex Project Funding Master Trust
 6.125% due 8/15/08                                            200           201
Vitro S.A. de C.V. 144A
 8.625% due 2/1/12(b) (f)                                      570           564
                                                                       ---------
                                                                             765
                                                                       ---------

Phoenix Multi-Sector Fixed Income Series


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
NETHERLANDS--0.3%
Majapahit Holding BV 144A
 7.250% due 6/28/17(b) (f)                                 $   825     $     813
                                                                       ---------
RUSSIA--1.8%
Russian Agricultural Bank OJSC
 (RSHB Capital SA) 144A
 6.299% due 5/15/17(b)                                         615           579
Gazprom International SA 144A
 7.201% due 2/1/20(b)                                          906           930
Gazprom OAO (Gaz Capital SA) 144A(b)
 6.212% due 11/22/16                                         1,530         1,516
 6.510% due 3/7/22                                             520           515
OJSC  AK Transneft
 (TransCapitalInvest Ltd.) 144A
 5.670% due 3/5/14(b)                                          610           595
OJSC Vimpel Communications
 (UBS Luxembourg SA) 144A
 8.375% due 10/22/11(b)                                        250           262
                                                                       ---------
                                                                           4,397
                                                                       ---------
SINGAPORE--0.3%
UOB Cayman Ltd. 144A
 5.796% due 12/29/49(b) (c)                                    700           680
                                                                       ---------
SOUTH AFRICA--0.0%
SABMiller plc 144A
 6.625% due 8/15/33(b)                                          75            76
                                                                       ---------
SOUTH KOREA--0.5%
Hynix Semiconductor, Inc. 144A
 7.875% due 6/27/17(b)                                         200           195
Woori Bank 144A
 6.125% due 5/3/16(b) (c) (f)                                1,000         1,000
                                                                       ---------
                                                                           1,195
                                                                       ---------
SWITZERLAND--0.2%
Petroplus Finance Ltd. 144A
 6.750% due 5/1/14(b)                                          500           483
                                                                       ---------
UNITED ARAB EMIRATES--0.3%
Abu Dhabi National Energy Co. 144A
 5.875% due 10/27/16(b)                                        825           823
                                                                       ---------
UNITED KINGDOM--0.7%
British Sky Broadcasting Group plc
 6.875% due 2/23/09                                            650           665


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
UNITED KINGDOM--(CONTINUED)
Hanson Australia Funding Ltd.
 5.250% due 3/15/13                                        $   125     $     120
Ineos Group Holdings plc 144A
 8.500% due 2/15/16(b) (f)                                     500           481
Vodafone Group plc
 6.150% due 2/27/37                                            375           360
                                                                       ---------
                                                                           1,626
                                                                       ---------
UNITED STATES--0.7%
Morgan Stanley 144A
 10.090% due 5/3/17(b)                                       1,000(j)        534
Nova Chemicals Corp.
 8.484% due 11/15/13(c)                                      1,218         1,200
                                                                       ---------
                                                                           1,734
                                                                       ---------
VENEZUELA--0.5%
Petroleos de Venezuela S.A.
 5.250% due 4/12/17(e)                                       1,500         1,110
                                                                       ---------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $26,272)                                                 25,759
                                                                       ---------
FOREIGN CREDIT LINKED NOTES--0.2%

INDONESIA--0.2%
Republic of Indonesia (Citigroup, Inc.)
 11.867% due 6/15/09                                           640           587
                                                                       ---------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $592)                                                       587
                                                                       ---------
DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
 2.875% due 9/30/10                                            300           277
                                                                       ---------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $261)                                                       277
                                                                       ---------
DOMESTIC LOAN AGREEMENTS--8.8%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F
 6.875% due 3/31/14(c)                                         190           188
                                                                       ---------
ALTERNATIVE CARRIERS--0.1%
Level 3 Communications, Inc. Tranche B
 7.605% due 3/13/14(c)                                         115           113
                                                                       ---------

Phoenix Multi-Sector Fixed Income Series


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
APPAREL RETAIL--0.4%
Hanesbrands, Inc. Tranche B
 7.600% due 9/5/13(c)                                      $   273     $     271
HBI Branded Apparel Ltd., Inc. Tranche 2
 9.110% due 3/5/14(c)                                          325           328
Totes Isotoner Corp. Tranche 2
 11.360% due 1/16/14(c)                                        500           490
                                                                       ---------
                                                                           1,089
                                                                       ---------
APPLICATION SOFTWARE--0.2%
Reynolds & Reynolds Co. (The) Tranche FL
 7.845% due 10/24/12(c)                                        515           492
                                                                       ---------
AUTO PARTS & EQUIPMENT--0.5%
Mark IV Industries, Inc. Tranche 2
 11.095% due 12/19/11(c)                                       325           307
Mark IV Industries, Inc. Tranche B
 7.847% due 6/21/11(c)                                       1,060         1,020
                                                                       ---------
                                                                           1,327
                                                                       ---------
AUTOMOBILE MANUFACTURERS--0.5%
Ford Motor Co. Tranche B
 8.360% due 12/15/13(c)                                        613           595
General Motors Corp. Tranche B
 7.735% due 11/29/13(c)                                        597           581
                                                                       ---------
                                                                           1,176
                                                                       ---------
AUTOMOTIVE RETAIL--0.2%
Hertz Corp. Letter of Credit
 7.110% due 12/21/12(c)                                         83            82
Hertz Corp. Tranche B
 7.090% due 12/21/12(c)                                        396           390
                                                                       ---------
                                                                             472
                                                                       ---------
BROADCASTING & CABLE TV--0.4%
Charter Communications Operating LLC Tranche
 7.360% due 3/6/14(c)                                          992           963
                                                                       ---------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
First Data Corp. Tranche B3
 7.710% due 9/24/14(c)                                         835           810
                                                                       ---------
DEPARTMENT STORES--0.6%
Neiman-Marcus Group, Inc. (The) Tranche
 7.090% due 4/6/13(c)                                        1,473         1,447
                                                                       ---------


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Letter of Credit
 7.490% due 1/26/14(c)                                     $    19     $      18
ARAMARK Corp. Tranche B
 7.490% due 1/26/14(c)                                         265           261
                                                                       ---------
                                                                             279
                                                                       ---------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche
 7.063% due 1/31/14(c)                                         343           339
                                                                       ---------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc. Letter of Credit A
 5.320% due 3/28/14(c)                                         208           206
Allied Waste North America, Inc. Tranche B
 7.100% due 3/28/14(c)                                         382           378
                                                                       ---------
                                                                             584
                                                                       ---------
GENERAL REVENUE--0.0%
Wimar Opco LLC/Wimar Opco Finance Corp. Tranche B
 7.860% due 1/3/12(c)                                          113           111
                                                                       ---------
HEALTH CARE FACILITIES--0.4%
HCA, Inc. Tranche B
 8.086% due 11/16/13(c)                                        428           421
Health Management Associates, Inc. Tranche B
 7.100% due 2/28/14(c)                                         259           247
LifePoint Hospitals, Inc. Tranche B
 6.975% due 4/15/12(c)                                         379           369
                                                                       ---------
                                                                           1,037
                                                                       ---------
HOUSEWARES & SPECIALTIES--0.2%
Tupperware Brands Corp. Tranche B
 6.860% due 12/1/12(c)                                         596           578
                                                                       ---------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
NRG Energy, Inc. Letter of Credit
 7.070% due 2/1/13(c)                                          325           320
NRG Energy, Inc. Tranche B1
 7.070% due 2/1/13(c)                                          135           132
                                                                       ---------
                                                                             452
                                                                       ---------
INTEGRATED TELECOMMUNICATION SERVICES--0.3%
NTELOS, Inc. Tranche B1
 7.570% due 8/24/11(c)                                         752           746
                                                                       ---------

Phoenix Multi-Sector Fixed Income Series


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
LEISURE FACILITIES--0.3%
AMF Bowling Worldwide, Inc.
 Tranche B
 7.860% due 5/17/13(c)                                     $   875     $     853
                                                                       ---------
OIL & GAS DRILLING--0.2%
Hercules Offshore, Inc.
 Tranche
 7.110% due 7/11/13(c)                                         375           369
                                                                       ---------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
Helix Energy Solutions Group, Inc.
 Tranche
 7.453% due 7/1/13(c)                                          381           376
                                                                       ---------
PAPER PRODUCTS--1.2%
Domtar, Inc. Tranche B
 6.735% due 3/7/14(c)                                          351           339
Georgia-Pacific Corp. Tranche A
 7.376% due 12/20/10(c)                                        675           662
Georgia-Pacific Corp. Tranche B1
 7.345% due 12/20/12(c)                                      1,089         1,067
NewPage Corp. Tranche B
 7.625% due 5/2/11(c)                                        1,003           997
                                                                       ---------
                                                                           3,065
                                                                       ---------
PUBLISHING--0.5%
Idearc, Inc. Tranche B
 7.350% due 11/17/14(c)                                        995           982
Tribune Co. Tranche B
 8.360% due 5/30/14(c)                                         340           311
                                                                       ---------
                                                                           1,293
                                                                       ---------
RESTAURANTS--0.2%
Burger King Corp. Tranche B1
 7.690% due 6/30/12(c)                                         600           593
                                                                       ---------
SPECIALIZED FINANCE--0.8%
Solar Capital Corp. Tranche
 7.356% due 2/28/14(c)                                       1,967         1,933
                                                                       ---------
SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B
 7.860% due 12/16/11(c)                                        208           204
                                                                       ---------
TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc. Letter of Credit
 7.570% due 2/14/11                                            127           126
United Rentals, Inc. Tranche B
 7.320% due 2/14/11(c)                                         278           275
                                                                       ---------
                                                                             401
                                                                       ---------


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Cricket Communications, Inc.
 Tranche B1
 8.117% due 6/16/13(c)                                     $   619     $     612
                                                                       ---------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $22,310)                                                 21,902
                                                                       ---------
FOREIGN LOAN AGREEMENTS--0.4%

GERMANY--0.4%
Fresenius Medical Care AG & Co.
 KGaA Tranche B
 6.730% due 3/31/13(c)                                         902           866
                                                                       ---------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $902)                                                       866
                                                                       ---------


                                                                         VALUE
                                                           SHARES        (000)
                                                         -----------  ----------
DOMESTIC PREFERRED STOCK--0.1%

SPECIALIZED REITS--0.0%
Saul Centers, Inc. Series A Pfd. 8%(f)                         425            10
                                                                       ---------
THRIFTS & MORTGAGE FINANCE--0.1%
Chevy Chase Bank FSB Series C Pfd. 8%(f)                     3,925            99
Chevy Chase Preferred Capital Corp.
 Series A Pfd. 10.375%(f)                                    1,225            64
                                                                       ---------
                                                                             163
                                                                       ---------
TOTAL DOMESTIC PREFERRED STOCK
(IDENTIFIED COST $179)                                                       173
                                                                       ---------
DOMESTIC CONVERTIBLE PREFERRED STOCKS--0.2%

DIVERSIFIED METALS & MINING--0.2%
Vale Capital Ltd.
                                                                 6           398
                                                                       ---------
TOTAL DOMESTIC CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $300)                                                       398
                                                                       ---------
DOMESTIC COMMON STOCKS--0.0%


INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(t)                         64,050             1
                                                                       ---------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $282)                                                         1
                                                                       ---------
EXCHANGE TRADED FUNDS--1.7%

DIAMONDS(R) Trust Series I(f)                                9,070         1,260
iShares MSCI EAFE(R) Index Fund(f)                           7,600           628

Phoenix Multi-Sector Fixed Income Series


                                                                        VALUE
                                                            SHARES      (000)
                                                         -----------  ----------

iShares S&P 500(R) Index Fund                                8,000  $   1,224
iShares S&P Midcap 400(R)                                   13,500      1,188
                                                                    ---------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $4,283)                                                4,300
                                                                    ---------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $243,433)                                            244,544
                                                                    ---------
SHORT-TERM INVESTMENTS--12.9%


MONEY MARKET MUTUAL FUNDS--11.5%
State Street Navigator Prime Plus
 (5.08% seven-day effective yield)(u)                   28,584,927     28,585
                                                                    ---------


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
COMMERCIAL PAPER(v)--1.4%
Govco, Inc.
 5.100% due 10/1/07                                        $ 3,575      3,575
                                                                    ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $32,160)                                              32,160
                                                                    ---------
TOTAL INVESTMENTS--111.3%
(IDENTIFIED COST $275,593)                                            276,704(a)

Other assets and liabilities, net--(11.3)%                            (28,059)
                                                                    ---------
NET ASSETS--100.0%                                                  $ 248,645
                                                                    =========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,073 and gross depreciation of $3,196 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $275,827.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $43,373 (reported in 000's) or 17.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) All or a portion of security is on loan.
(h) All or a portion segregated as collateral for forward currency contracts.
(i) Par value represents Australian Dollar.
(j) Par value represents Brazilian Real.
(k) Par value represents British Pound.
(l) Par value represents Canadian Dollar.
(m) Par value represents Colombian Peso.
(n) Par value represents Euro.
(o) Par value represents Mexican Peso.
(p) Par value represents New Zealand Dollar.
(q) Par value represents Norwegian Krone.
(r) Par value represents Swedish Krona.
(s) Par value represents Turkish Lira.
(t) Non-income producing.
(u) Represents security purchased with cash collateral received for securities on loan.
(v) The rate shown is the discount rate.

Phoenix Multi-Sector Short Term Bond Series


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)

                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
AGENCY MORTGAGE-BACKED SECURITIES--8.5%

FHLMC
 4.650% due 10/10/13                                       $   160     $     157
 4.500% due 12/1/18                                            373           360
FNMA
 4.000% due 7/1/19                                             190           179
 5.000% due 2/1/20                                              96            94
 5.000% due 8/1/20                                             320           314
 6.000% due 8/1/34                                             205           206
 5.500% due 3/1/35                                             258           253
 5.500% due 4/1/35                                             595           584
 6.500% due 8/1/36                                             104           106
 6.000% due 1/1/37                                             544           545
FNMA 04-W6, 1A4
 5.500% due 7/25/34                                            313           313
FNMA 05-57, CK
 5.000% due 7/25/35                                             58            58
FNMA 05-65, DK
 5.000% due 8/25/35                                             70            69
FNMA 05-65, PJ
 5.000% due 8/25/35                                            198           197
FNMA 05-74, AG
 5.000% due 9/25/35                                             78            77
FNMA 05-80, AD
 5.500% due 9/25/35                                            222           221
                                                                       ---------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,780)                                                   3,733
                                                                       ---------
AGENCY NON-MORTGAGE-BACKED SECURITIES--2.9%

FHLB
 6.000% due 6/29/22                                            225           228
FHLMC
 5.200% due 3/5/19                                             595           585
 5.300% due 5/12/20                                            475           465
                                                                       ---------
TOTAL AGENCY NON-MORTGAGE-BACKED
SECURITIES (IDENTIFIED COST $1,269)                                        1,278
                                                                       ---------


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
MUNICIPAL BONDS--1.9%


MASSACHUSETTS--0.4%
Commonwealth of Massachusetts General
 Obligation Series C (FSA Insured)
 5.500% due 12/1/17                                        $   150     $     170
                                                                       ---------
NEW YORK--0.7%
New York State Dormitory Authority
 Taxable Series B
 3.350% due 12/15/09                                           315           305
                                                                       ---------
PENNSYLVANIA--0.8%
Philadelphia School District Taxable
 Series C (FSA Insured)
 4.290% due 7/1/10                                             350           344
                                                                       ---------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $833)                                                       819
                                                                       ---------
ASSET-BACKED SECURITIES--6.7%

Bombardier Capital Mortgage
 Securitization Corp. 99-A, A3
 5.980% due 1/15/18(c)                                         113           107
Capital One Auto Finance Trust
 05-BSS B
 4.320% due 5/15/10                                            350           348
Carmax Auto Owner Trust 05-1 C
 4.820% due 10/15/11                                           200           198
Chase Funding Mortgage Loan
 Asset-Backed Certificates 04-1, 1A4
 4.111% due 8/25/30                                             88            86
DaimlerChrysler Auto Trust 05-A, B
 3.880% due 7/8/11                                             250           248
Dunkin Securitization 06-1, M1 144A
 8.285% due 6/20/31(b)                                         160           164
Great America Leasing Receivables
 05-1, A4 144A
 4.970% due 8/20/10(b)                                         230           229
GS Auto Loan Trust 06-1, A2
 5.470% due 2/15/09                                            212           212
GSAMP Trust 06-S4, M6
 6.331% due 5/25/36(c)                                         310            40

Phoenix Multi-Sector Short Term Bond Series

                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
MASTR Alternative Net Interest
 Margin 06-6, N1 144A
 6.129% due 9/26/46(b) (c) (f)                             $    32     $      21
Renaissance Home Equity Loan
 Trust 05-3, AF3
 4.814% due 11/25/35(c)                                        625           619
Renaissance Home Equity Loan
 Trust 06-1, AF2
 5.533% due 5/25/36(c)                                         170           170
Residential Funding Mortgage
 Securities II, Inc. 05-HI2, A3
 4.460% due 5/25/35                                            175           173
Structured Asset Securities Corp.
 05-7XS, 1A2B
 5.270% due 4/25/35(c)                                         300           300
                                                                       ---------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,209)                                                   2,915
                                                                       ---------
DOMESTIC CORPORATE BONDS--18.0%

AEROSPACE & DEFENSE--0.3%
L-3 Communications Corp.
 7.625% due 6/15/12                                            115           118
                                                                       ---------
AGRICULTURAL PRODUCTS--0.3%
Cargill, Inc. 144A
 5.600% due 9/15/12(b)                                         115           116
                                                                       ---------
AIRLINES--3.6%
American Airlines, Inc. 01-1
 6.977% due 11/23/22                                           419           392
Continental Airlines, Inc. 98-1A
 6.648% due 3/15/19                                            174           176
Delta Air Lines, Inc. 00-1
 7.379% due 11/18/11                                           262           265
JetBlue Airways Corp. 04-2
 8.658% due 5/15/10(c)                                         281           281
United Airlines, Inc. 00-2
 7.032% due 4/1/12                                             144           144
United Airlines, Inc. 01-1
 6.071% due 9/1/14                                             331           333
                                                                       ---------
                                                                           1,591
                                                                       ---------
APPLICATION SOFTWARE--0.1%
Intuit, Inc.
 5.750% due 3/15/17(g)                                          41            39
                                                                       ---------
ASSET MANAGEMENT & CUSTODY BANKS--0.4%
Janus Capital Group, Inc.
 6.250% due 6/15/12                                             75            76


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
ASSET MANAGEMENT & CUSTODY BANKS--(CONTINUED)
Nuveen Investments, Inc.
 5.000% due 9/15/10                                        $    95     $      90
                                                                       ---------
                                                                             166
                                                                       ---------
AUTOMOBILE MANUFACTURERS--0.2%
Daimler Finance North America LLC
 6.500% due 11/15/13                                            70            73
                                                                       ---------
AUTOMOTIVE RETAIL--0.2%
Hertz Corp.
 8.875% due 1/1/14                                             100           104
                                                                       ---------
BROADCASTING & CABLE TV--0.9%
Comcast Cable Holdings LLC
 7.875% due 8/1/13                                             150           164
COX Communications, Inc.
 4.625% due 6/1/13                                             250           236
                                                                       ---------
                                                                             400
                                                                       ---------
BUILDING PRODUCTS--0.1%
Esco Corp. 144A
 8.625% due 12/15/13(b)                                         54            53
                                                                       ---------
CASINOS & GAMING--0.1%
MGM MIRAGE
 8.500% due 9/15/10                                             15            16
Seminole Hard Rock Entertainment, Inc./
 Seminole Hard Rock International
 LLC 144A
 8.194% due 3/15/14(b) (c)                                      25            24
                                                                       ---------
                                                                              40
                                                                       ---------
CONSUMER FINANCE--3.3%
Ford Motor Credit Co. LLC
 8.359% due 11/2/07(c)                                          50            50
 5.625% due 10/1/08                                            345           337
 9.875% due 8/10/11                                            118           120
 9.810% due 4/15/12(c)                                         135           138
GMAC LLC
 6.360% due 9/23/08(c)                                         185           182
 6.808% due 5/15/09(c)                                         135           130
 6.875% due 9/15/11                                             38            36
MBNA Corp.
 4.625% due 9/15/08                                            100           100
Residential Capital LLC
 7.125% due 11/21/08                                           100            89
 7.000% due 2/22/11                                             50            41

Phoenix Multi-Sector Short Term Bond Series

                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
CONSUMER FINANCE--(CONTINUED)
SLM Corp.
 3.970% due 2/1/10(c)                                      $   250    $      219
                                                                       ---------
                                                                           1,442
                                                                       ---------
DATA PROCESSING & OUTSOURCED SERVICES--0.6%
Convergys Corp.
 4.875% due 12/15/09                                           250           249
                                                                       ---------
ELECTRIC UTILITIES--0.7%
Consumers Energy Co. Series H
 4.800% due 2/17/09                                            100            99
Entergy Gulf States, Inc.
 3.600% due 6/1/08                                             200           197
                                                                       ---------
                                                                             296
                                                                       ---------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
General Cable Corp.
 7.735% due 4/1/15(c)                                          100            98
                                                                       ---------
GAS UTILITIES--0.2%
Knight, Inc.
 6.500% due 9/1/12                                             110           109
                                                                       ---------
HEALTH CARE FACILITIES--0.1%
HCA, Inc. 144A
 9.125% due 11/15/14(b)                                         45            48
                                                                       ---------
HOTELS, RESORTS & CRUISE LINES--0.1%
Starwood Hotels & Resort Worldwide, Inc.
 6.250% due 2/15/13                                             63            63
                                                                       ---------
INVESTMENT BANKING & BROKERAGE--0.4%
Lehman Brothers Holdings, Inc.
 6.000% due 7/19/12                                             65            66
Piper Jaffray Equipment Trust Securities 144A
 6.000% due 9/10/11(b)                                         126           119
                                                                       ---------
                                                                             185
                                                                       ---------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Fisher Scientific International, Inc.
 6.750% due 8/15/14                                            140           141
                                                                       ---------
MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc.
 6.875% due 5/1/12                                             100           105
                                                                       ---------


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
OFFICE SERVICES & SUPPLIES--0.2%
Steelcase, Inc.
 6.500% due 8/15/11                                        $   100    $      104
                                                                       ---------
OIL & GAS EXPLORATION & PRODUCTION--0.3%
Swift Energy Co.
 7.625% due 7/15/11                                            125           126
                                                                       ---------
OIL & GAS REFINING & MARKETING--0.8%
Tesoro Corp.
 6.250% due 11/1/12                                            115           116
Valero Energy Corp.
 4.750% due 6/15/13                                            225           214
                                                                       ---------
                                                                             330
                                                                       ---------
OIL & GAS STORAGE & TRANSPORTATION--0.2%
ONEOK Partners LP
 5.900% due 4/1/12                                              65            66
                                                                       ---------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
ERAC USA Finance Co. 144A
 5.300% due 11/15/08(b)                                         85            84
General Electric Capital Corp.
 6.125% due 2/22/11                                            125           129
MassMutual Global Funding II 144A
 3.500% due 3/15/10(b)                                         100            97
                                                                       ---------
                                                                             310
                                                                       ---------
PAPER PACKAGING--0.7%
Jefferson Smurfit Corp.
 8.250% due 10/1/12                                             40            40
Packaging Corp. of America
 4.375% due 8/1/08                                             250           248
                                                                       ---------
                                                                             288
                                                                       ---------
PAPER PRODUCTS--0.7%
Abitibi-Consolidated Finance LP
 7.875% due 8/1/09                                             112           100
Bowater, Inc.
 8.694% due 3/15/10(c)                                         165           140
Verso Paper Holdings LLC and
 Verso Paper, Inc. Series B
 9.106% due 8/1/14(c)                                           85            86
                                                                       ---------
                                                                             326
                                                                       ---------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
Colonial Realty LP
 4.800% due 4/1/11                                             250           242
                                                                       ---------

Phoenix Multi-Sector Short Term Bond Series
                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
RETAIL REITS--0.1%
Simon Property Group LP
 5.600% due 9/1/11                                         $    55    $       55
                                                                       ---------
SPECIALIZED REITS--0.4%
Host Hotels & Resorts LP
 6.875% due 11/1/14                                            115           115
Ventas Realty LP/Ventas Capital Corp.
 6.750% due 6/1/10                                              50            51
                                                                       ---------
                                                                             166
                                                                       ---------
SPECIALTY CHEMICALS--0.3%
Lubrizol Corp.
 4.625% due 10/1/09                                            125           124
                                                                       ---------
TOBACCO--0.5%
Philip Morris Capital Corp.
 7.500% due 7/16/09                                            200           207
                                                                       ---------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series D
 7.375% due 8/1/15                                              75            76
                                                                       ---------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $7,958)                                                   7,856
                                                                       ---------
NON-AGENCY MORTGAGE-BACKED SECURITIES--22.4%
American General Mortgage Loan Trust
 06-1, A2 144A
 5.750% due 12/25/35(b) (c)                                    275           273
Asset Securitization Corp.
 96-D3, A1C
 7.400% due 10/13/26                                            27            28
Banc of America Alternative
 Loan Trust 06-9, A1
 6.000% due 1/25/37                                            425           426
Bear Stearns Commercial Mortgage
 Securities
 04-ESA, J 144A
 5.817% due 5/14/16(b)                                         350           356
Bear Stearns Structured Products, Inc.
 04-15, A2 144A
 0% due 11/27/34(b)                                             79            75
Bear Stearns Structured Products, Inc.
 05-10 144A
 7.629% due 4/26/35(b) (c)                                     118           114
Bear Stearns Structured Products, Inc.
 05-20N, A 144A
 8.373% due 10/25/45(b) (c)                                    101           101
Chase Mortgage Finance Corp.
 04-S1 M 5.098% due 2/25/19(c)                                  81            78


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
Chase Mortgage Finance Corp.
 04-S3, 3A1
 6.000% due 3/25/34                                        $   358    $      356
Chase Mortgage Finance Corp.
 06-A1, 4A1
 6.045% due 9/25/36(c)                                         421           422
Citicorp Mortgage Securities, Inc.
 06-7, 1A1
 6.000% due 12/25/36                                           112           111
Countrywide Home Loan Mortgage
 Pass-Through Trust 04-13, 1A1
 5.500% due 8/25/34                                            185           186
Countrywide Home Loan Mortgage
 Pass-Through Trust 07-1, A2
 6.000% due 3/25/37                                            261           260
Credit Suisse First Boston Mortgage
 Securities Corp. 01-CK1, A2
 6.250% due 12/18/35                                           162           162
Credit Suisse First Boston Mortgage
 Securities Corp. 03-8, 3A24
 5.500% due 4/25/33                                            290           284
Credit Suisse First Boston Mortgage
 Securities Corp. 05-12, 6A1
 6.000% due 1/25/36                                            144           144
Credit Suisse First Boston Mortgage
 Securities Corp. 98-C1, B
 6.590% due 5/17/40                                            390           393
Crown Castle Towers LLC 05-1A,
 AFX 144A
 4.643% due 6/15/35(b)                                         250           245
First Horizon Asset Securities,
 Inc. 05-AR1, 2A1
 5.010% due 4/25/35(c)                                         239           239
Franchise Mortgage Acceptance Co.
 Loan Receivables Trust
 98-CA, A2 144A
 6.660% due 9/15/20(b)                                          75            70
GMAC Mortgage Corp. Loan
 Trust 05-AR2, 2A
 4.866% due 5/25/35(c)                                         316           319
GMAC Mortgage Corp. Loan
 Trust 05-HE2, A3
 4.622% due 11/25/35(c)                                         92            91
GMAC Mortgage Corp. Loan
 Trust 06-HE2, A3
 6.320% due 5/25/36                                            350           350
GMAC Mortgage Corp. Loan Trust
 06-HE3, A2
 5.750% due 10/25/36(c)                                        350           344
Greenwich Structured Adjustable
 Rate Mortgage Products
 05-4A, N1 144A
 8.129% due 7/27/45(b) (c)                                      40            40
GS Mortgage Securities Corp. II
 07-EOP, G 144A
 6.318% due 3/6/20(b) (c)                                      130           128

Phoenix Multi-Sector Short Term Bond Series

                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
GS Mortgage Securities Corp. II
 07-EOP, H 144A
 6.448% due 3/6/20(b) (c)                                  $   110    $   106
GSAMP Net Interest Margin Trust
 05-NC1 144A
 5.000% due 2/25/35(b) (f)                                      --(h)      --(i)
Harborview Mortgage Loan Trust
 05-15, B8
 7.288% due 10/20/45(c)                                        200        176
Harborview Mortgage Loan Trust
 05-9, B10
 7.288% due 6/20/35(c)                                         133        127
Harborview Net Interest Margin Corp.
 06-12, N1 144A
 6.409% due 12/19/36(b)                                         76         75
IndyMac Index Mortgage Loan Trust
 06-AR25, 3A1
 6.376% due 9/25/36(c)                                         187        192
Indymac Index Mortgage Loan Trust
 07-AR2, B1
 5.880% due 6/25/37(c)                                         135        133
JPMorgan Mortgage Acquisition Corp.
 06-CW2, AF3
 5.777% due 8/25/36(c)                                         225        224
JPMorgan Mortgage Trust 05-S3, 2A2
 5.500% due 1/25/21                                             52         51
JPMorgan Mortgage Trust 06-A1, B1
 5.392% due 2/25/36(c)                                         248        246
Lehman XS Net Interest Margin
 06-GPM4, A1 144A
 6.250% due 9/28/46(b)                                          65         63
Lehman XS Net Interest Margin
 06-GPM7, A1 144A
 6.250% due 12/28/46(b)                                        112        107
MASTR Alternative Net Interest
 Margin Trust 05-CW1A, N1 144A
 6.750% due 12/26/35(b) (f)                                     32         27
MASTR Resecuritzation Trust
 05-4CI, N2 144A
 8.129% due 4/26/45(b) (c) (f)                                 120         61
Merrill Lynch/Countrywide
 Commercial Mortgage Investors, Inc.
 06-3, 2A1
 6.095% due 10/25/36(c)                                        199        201
Residential Accredit Loans, Inc.
 05-QA4, A5
 5.450% due 4/25/35(c)                                         241        242
Residential Funding Mortgage
 Securities I, Inc. 05-SA1, 2A
 4.855% due 3/25/35(c)                                         171        170
Residential Funding Mortgage
 Securities I, Inc. 06-S4, A2
 6.000% due 4/25/36                                            223        225



                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
SBA Commercial Mortgage Backed
 Securities Trust 06-1A, B 144A
 5.451% due 11/15/36(b)                                    $    95    $    94
Structured Asset Securities Corp.
 03-32, 1A1
 5.208% due 11/25/33(c)                                        167        161
Wachovia Mortgage Loan Trust LLC
 06-A, B1
 5.417% due 5/20/36(c)                                         249        248
Wells Fargo Mortgage Backed
 Securities Trust 04-EE, 2A3
 3.989% due 12/25/34(c)                                        169        166
Wells Fargo Mortgage Backed
 Securities Trust 04-R, 2A1
 4.361% due 9/25/34(c)                                         289        286
Wells Fargo Mortgage Backed
 Securities Trust 05-14, 2A1
 5.500% due 12/25/35                                           228        221
Wells Fargo Mortgage Backed
 Securities Trust 05-5, 1A1
 5.000% due 5/25/20                                            183        179
Wells Fargo Mortgage Backed
 Securities Trust 05-AR10, 2A16
 4.110% due 6/25/35(c)                                         210        204
Wells Fargo Mortgage Backed
 Securities Trust 05-AR16, 6A3
 4.999% due 10/25/35(c)                                        226        225
                                                                      -------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,942)                                                9,805
                                                                      -------

FOREIGN GOVERNMENT SECURITIES--20.1%


ARGENTINA--0.7%
Republic of Argentina
 5.389% due 8/3/12(c)                                          353        317
                                                                      -------
AUSTRALIA--1.0%
Commonwealth of Australia Series 909
 7.500% due 9/15/09                                            501(j)     453
                                                                      -------
BRAZIL--2.0%
Federative Republic of Brazil
 10.500% due 7/14/14                                            45         57
 7.875% due 3/7/15                                             305        346
 12.500% due 1/5/16                                            462(k)     294
 12.500% due 1/5/22                                            250(k)     165
                                                                      -------
                                                                          862
                                                                      -------

Phoenix Multi-Sector Short Term Bond Series

                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
CANADA--1.1%
Commonwealth of Canada
 3.750% due 6/1/08                                             485(m)  $     486
                                                                       ---------
CHILE--0.6%
Republic of Chile
 5.760% due 1/28/08(c)                                     $   250           250
                                                                       ---------
COLOMBIA--0.6%
Republic of Colombia
 11.750% due 3/1/10                                        191,000(n)         99
 10.000% due 1/23/12                                            60            70
 7.330% due 11/16/15(c)                                        100           104
                                                                       ---------
                                                                             273
                                                                       ---------
GERMANY--2.2%
Federal Republic of Germany 144A
 3.250% due 4/17/09(b)                                         685(q)        965
                                                                       ---------
MEXICO--1.9%
United Mexican States
 6.060% due 1/13/09(c)                                         250           251
United Mexican States Series A
 4.625% due 10/8/08                                            200           199
United Mexican States Series MI10
 9.500% due 12/18/14                                         3,803(o)        379
                                                                       ---------
                                                                             829
                                                                       ---------
NEW ZEALAND--0.5%
Commonwealth of New Zealand
 Series 708
 6.000% due 7/15/08                                            307(r)        231
                                                                       ---------
NORWAY--1.4%
Kingdom of Norway
 5.500% due 5/15/09                                          3,225(s)        604
                                                                       ---------
PHILIPPINES--1.2%
Republic of Philippines
 8.375% due 3/12/09                                            200           210
 8.375% due 2/15/11                                            285           311
                                                                       ---------
                                                                             521
                                                                       ---------
RUSSIA--0.4%
Russian Federation RegS(e)
 8.250% due 3/31/10                                             42            44
 7.500% due 3/31/30(c)                                         114           128
                                                                       ---------
                                                                             172
                                                                       ---------


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
SWEDEN--1.0%
Kingdom of Sweden Series 1043
 5.000% due 1/28/09                                          2,875(t)  $     452
                                                                       ---------
TRINIDAD AND TOBAGO--0.2%
Republic of Trinidad and Tobago RegS
 9.875% due 10/1/09(e)                                     $    75            82
                                                                       ---------
TURKEY--2.3%
Republic of Turkey
 10.500% due 1/13/08                                           350           356
 0% due 5/6/09                                                 400(p)        259
 11.750% due 6/15/10                                           340           392
                                                                       ---------
                                                                           1,007
                                                                       ---------
UNITED KINGDOM--0.3%
United Kingdom Treasury Bond
 4.250% due 3/7/11                                              60(l)        120
                                                                       ---------
VENEZUELA--2.7%
Republic of Venezuela
 8.500% due 10/8/14                                            255           256
Republic of Venezuela RegS
 5.375% due 8/7/10(e)                                          975           919
                                                                       ---------
                                                                           1,175
                                                                       ---------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $8,354)                                                   8,799
                                                                       ---------
FOREIGN CORPORATE BONDS(D)--9.0%

CANADA--0.5%
European Investment Bank 144A
 4.600% due 1/30/37(b)                                         150(m)        140
Thomson Corp. (The)
 4.250% due 8/15/09                                            100            98
                                                                       ---------
                                                                             238
                                                                       ---------
CHILE--0.7%
Celulosa Arauco y Constitucion SA
 7.750% due 9/13/11                                            165           178
Empresa Nacional de Electricidad SA
 7.750% due 7/15/08                                            120           122
                                                                       ---------
                                                                             300
                                                                       ---------
GERMANY--0.5%
Deutsche Bank AG NY Series GS
 4.079% due 3/22/12(c)                                         250           241
                                                                       ---------

Phoenix Multi-Sector Short Term Bond Series

                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
HONG KONG--0.6%
Hutchison Whampoa
 International Ltd. 144A
 5.450% due 11/24/10(b)                                    $   250    $      252
                                                                       ---------
INDIA--0.4%
ICICI Bank Ltd. 144A
 5.750% due 11/16/10(b)                                        175           176
                                                                       ---------
LUXEMBOURG--0.1%
Tyco Electronic Group SA 144A
 6.000% due 10/1/12(b)                                          35            35
                                                                       ---------
MALAYSIA--0.5%
Malaysia International Shipping
 Corporation Capital Ltd. 144A
 5.000% due 7/1/09(b)                                          200           199
                                                                       ---------
MEXICO--0.5%
Fideicomiso Petacalco Trust 144A
 10.160% due 12/23/09(b)                                        93            97
Vitro S.A. de C.V. 144A
 8.625% due 2/1/12(b)                                          115           114
                                                                       ---------
                                                                             211
                                                                       ---------
NETHERLANDS--0.4%
Majapahit Holding BV 144A
 7.250% due 6/28/17(b)                                         100            98
NXP BV/NXP Funding LLC
 8.110% due 10/15/13(c)                                        105            98
                                                                       ---------
                                                                             196
                                                                       ---------
POLAND--0.5%
Telekomunikacja Polska SA
 Finance BV 144A
 7.750% due 12/10/08(b)                                        225           232
                                                                       ---------
QATAR--0.3%
Ras Laffan Liquefied Natural
 Gas Co. Ltd. 144A
 3.437% due 9/15/09(b)                                         120           119
                                                                       ---------
RUSSIA--1.8%
Russian Agricultural Bank OJSC
 (RSHB Capital SA) 144A
 6.299% due 5/15/17(b)                                         100            94
Gazprom OAO (Gaz Capital SA) 144A(b)
 6.212% due 11/22/16                                           230           228
 6.510% due 3/7/22                                             100            99



                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
RUSSIA--(CONTINUED)
OJSC  AK Transneft
 (TransCapitalInvest Ltd.) 144A
 5.670% due 3/5/14(b)                                      $   270    $      263
TNK-BP Finance SA RegS
 6.125% due 3/20/12(e)                                         115           111
                                                                       ---------
                                                                             795
                                                                       ---------
SOUTH KOREA--0.3%
Export-Import Bank of Korea
 4.500% due 8/12/09                                            120           119
                                                                       ---------
SWITZERLAND--0.2%
Petroplus Finance Ltd. 144A
 6.750% due 5/1/14(b)                                           75            72
                                                                       ---------
UKRAINE--0.2%
NAK Naftogaz Ukrainy
 (Standard Bank London Holdings plc)
 8.125% due 9/30/09                                            100            96
                                                                       ---------
UNITED STATES--1.5%
Invesco plc
 4.500% due 12/15/09                                           250           249
Merrill Lynch & Co., Inc.
 10.710% due 3/8/17                                            200(k)        111
Morgan Stanley 144A
 10.090% due 5/3/17(b)                                         250(k)        134
Nova Chemicals Corp.
 8.484% due 11/15/13(c)                                        170           167
                                                                       ---------
                                                                             661
                                                                       ---------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $3,965)                                                   3,942
                                                                       ---------
DOMESTIC CONVERTIBLE BONDS--0.1%


PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
 2.875% due 9/30/10                                             40            37
                                                                       ---------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $35)                                                         37
                                                                       ---------
FOREIGN CREDIT LINKED NOTES--0.3%

INDONESIA--0.3%
Republic of Indonesia
 (Citigroup, Inc.)
 11.867% due 6/15/09                                           120           110
                                                                       ---------

Phoenix Multi-Sector Short Term Bond Series


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $111)                                                       110
                                                                       ---------
DOMESTIC LOAN AGREEMENTS(c)--8.5%


ADVERTISING--0.1%
Lamar Media Corp. Tranche F
 6.875% due 3/31/14(c)                                     $    25    $       25
                                                                       ---------
ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc.
 Tranche B
 7.605% due 3/13/14(c)                                          17            17
                                                                       ---------
APPAREL RETAIL--0.3%
Hanesbrands, Inc. Tranche B
 7.090% due 9/5/13(c)                                           54            53
HBI Branded Apparel Ltd., Inc.
 Tranche 2
 9.110% due 3/5/14(c)                                           65            66
Totes Isotoner Corp. Tranche B
 7.814% due 1/16/13(c)                                          16            15
                                                                       ---------
                                                                             134
                                                                       ---------
APPLICATION SOFTWARE--0.2%
Reynolds & Reynolds Co. (The)
 Tranche FL
 7.360% due 10/24/12(c)                                         96            91
                                                                       ---------
AUTOMOBILE MANUFACTURERS--0.5%
Ford Motor Co. Tranche B
 8.360% due 12/15/13(c)                                        115           111
General Motors Corp. Tranche B
 7.745% due 11/29/13(c)                                         95            92
                                                                       ---------
                                                                             203
                                                                       ---------
BROADCASTING & CABLE TV--0.7%
Charter Communications
 Operating LLC Tranche
 7.360% due 3/6/14(c)                                          248           241
DIRECTV Holdings LLC Tranche B
 6.820% due 4/13/13(c)                                          66            65
Mediacom LLC Tranche C
 7.070% due 1/31/15(c)                                           3             3
                                                                       ---------
                                                                             309
                                                                       ---------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
First Data Corp. Tranche B3
 7.710% due 9/24/14(c)                                         150           146
                                                                       ---------
DEPARTMENT STORES--0.3%
Neiman-Marcus Group, Inc. (The) Tranche
 7.346% due 4/6/13(c)                                          144           141
                                                                       ---------

                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
DISTRIBUTORS--0.3%
Building Materials Holding Corp.
 Tranche B
 7.850% due 11/10/13(c)                                    $   159    $      145
                                                                       ---------
DIVERSIFIED CHEMICALS--0.0%
Huntsman Corp. Tranche B
 7.070% due 8/16/12(c)                                          18            18
                                                                       ---------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Letter of Credit
 7.445% due 1/26/14(c)                                           3             3
ARAMARK Corp. Tranche B
 7.470% due 1/26/14(c)                                          42            41
                                                                       ---------
                                                                              44
                                                                       ---------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche
 7.063% due 1/31/14(c)                                          35            35
                                                                       ---------
ENVIRONMENTAL & FACILITIES SERVICES--0.6%
Allied Waste North America, Inc.
 Letter of Credit A
 5.322% due 3/28/14(c)                                          33            33
Allied Waste North America, Inc.
 Tranche B
 7.080% due 3/28/14(c)                                          61            60
Duratek, Inc. Tranche B
 7.660% due 6/30/16(c)                                          13            13
EnergySolutions LLC Tranche
 7.570% due 2/26/14(c)                                         107           105
EnergySolutions LLC Tranche B
 7.660% due 6/7/13(c)                                           28            27
EnviroCare Tranche C
 7.570% due 6/30/16(c)                                           1             1
                                                                       ---------
                                                                             239
                                                                       ---------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Mosaic Co. (The) Tranche  B
 7.112% due 12/1/13(c)                                          77            77
                                                                       ---------
GENERAL REVENUE--0.0%
Wimar Opco LLC/Wimar Opco
 Finance Corp. Tranche B
 7.610% due 1/3/12(c)                                           17            17
                                                                       ---------
HEALTH CARE FACILITIES--0.4%
HCA, Inc. Tranche B
 7.610% due 11/16/13(c)                                         55            54
Health Management Associates, Inc.
 Tranche B
 7.110% due 2/28/14(c)                                          35            33

Phoenix Multi-Sector Short Term Bond Series

                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
HEALTH CARE FACILITIES--(CONTINUED)
LifePoint Hospitals, Inc. Tranche B
 6.985% due 4/15/12(c)                                     $    81    $       79
                                                                       ---------
                                                                             166
                                                                       ---------
HEALTH CARE SERVICES--0.3%
Davita Inc. Tranche B1
 6.860% due 10/5/12(c)                                         113           111
                                                                       ---------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
Mirant North America LLC Tranche B
 7.070% due 1/3/13(c)                                           40            40
NRG Energy, Inc. Letter of Credit
 7.070% due 2/1/13(c)                                          108           106
NRG Energy, Inc. Tranche B1
 7.070% due 2/1/13(c)                                           44            43
                                                                       ---------
                                                                             189
                                                                       ---------
INTEGRATED TELECOMMUNICATION SERVICES--0.6%
NTELOS, Inc. Tranche B1
 7.570% due 8/24/11(c)                                         267           265
                                                                       ---------
LEISURE FACILITIES--0.1%
AMF Bowling Worldwide, Inc. Tranche B
 7.860% due 5/17/13(c)                                          60            59
                                                                       ---------
OIL & GAS DRILLING--0.1%
Hercules Offshore, Inc. Tranche
 7.110% due 7/11/13(c)                                          52            51
                                                                       ---------
OIL & GAS EXPLORATION & PRODUCTION--0.4%
Helix Energy Solutions Group,
 Inc. Tranche
 7.320% due 7/1/13(c)                                          175           173
                                                                       ---------

PAPER PRODUCTS--0.5%
Domtar, Inc. Tranche B
 6.735% due 3/7/14(c)                                           50            48
NewPage Corp. Tranche B
 7.625% due 5/2/11(c)                                          150           149
                                                                       ---------
                                                                             197
                                                                       ---------
PUBLISHING--0.4%
Idearc, Inc. Tranche B
 7.360% due 11/17/14(c)                                        114           113
Tribune Co. Tranche B
 8.375% due 5/17/14(c)                                          60            55
                                                                       ---------
                                                                             168
                                                                       ---------



                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
RESTAURANTS--0.3%
Burger King Corp. Tranche B1
 6.875% due 6/30/12(c)                                     $   120    $      119
                                                                       ---------
SEMICONDUCTORS--0.3%
Freescale Semiconductor, Inc. Tranche
 7.110% due 12/1/13(c)                                         124           118
                                                                       ---------
SPECIALIZED FINANCE--0.4%
Solar Capital Corp. Tranche
 7.590% due 2/11/13(c)                                         192           189
                                                                       ---------
SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B
 7.860% due 12/16/11(c)                                         26            26
                                                                       ---------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Cricket Communications, Inc.
 Tranche B1
 7.360% due 6/16/13(c)                                         111           110
MetroPCS Wireless, Inc. Tranche B
 7.625% due 11/3/13(c)                                         119           117
                                                                       ---------
                                                                             227
                                                                       ---------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $3,743)                                                   3,699
                                                                       ---------
FOREIGN LOAN AGREEMENTS(c)--0.5%


GERMANY--0.3%
Fresenius Medical Care AG & Co.
 KGaA Tranche B
 6.735% due 3/31/13(c)                                         135           130
                                                                       ---------
UNITED KINGDOM--0.2%
Yell Group plc Tranche B1
 7.320% due 2/10/13(c)                                          75            73
                                                                       ---------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $210)                                                       203
                                                                       ---------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $43,409)                                                 43,196
                                                                       ---------
SHORT-TERM INVESTMENTS--1.7%

COMMERCIAL PAPER(u)--1.7%
Northern Ilinois Gas Co.
 4.900% due 10/1/07                                            725           725
                                                                       ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $725)                                                       725
                                                                      ----------

TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $44,134)                                              43,921(a)

Other assets and liabilities, net--(0.6)%                                (247)
                                                                      -------
NET ASSETS--100.0%                                                    $43,674
                                                                      =======

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $341 and gross depreciation of $565 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $44,145.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $6,207 (reported in 000's) or 14.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Illiquid and restricted security. At September 30, 2007, these securities amounted to a value of $109 or 0.2% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(g) All or a portion segregated as collateral for forward currency contracts.
(h) The par value is less than $1,000.
(i) Amount is less than $1,000.
(j) Par value represents Australian Dollar.
(k) Par value represents Brazilian Real.
(l) Par value represents British Pound.
(m) Par value represents Canadian Dollar.
(n) Par value represents Colombian Peso.
(o) Par value represents Mexican Peso.
(p) Par value represents Turkish Lira.
(q) Par value represents Euro.
(r) Par value represents New Zealand Dollar.
(s) Par value represents Norwegian Krone.
(t) Par value represents Swedish Krona.
(u) The rate shown is the discount rate.

Phoenix Strategic Allocation Series



                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)



                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
U.S. GOVERNMENT SECURITIES--0.6%

U.S. TREASURY BONDS--0.6%
U.S. Treasury Bond
 4.750% due 2/15/37                                        $   865    $      853
U.S. Treasury Bond WI
 5.000% due 5/15/37                                            700           718
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,562)                                                   1,571
                                                                      ----------
AGENCY MORTGAGE-BACKED SECURITIES--6.3%

FHLMC R010-AB
 5.500% due 12/15/19                                           586           585
FNMA
 4.500% due 6/1/19                                             473           456
 4.000% due 6/1/20                                             629           591
 5.000% due 6/1/20                                           1,500         1,471
 4.500% due 7/1/20                                           1,203         1,157
 6.500% due 10/1/31                                             33            34
 6.000% due 9/1/32                                             219           221
 5.000% due 5/1/34                                             977           934
 5.500% due 5/1/34                                           1,070         1,050
 5.500% due 6/1/34                                           2,947         2,892
 6.000% due 7/1/34                                             468           470
 5.000% due 6/1/35                                           4,379         4,184
 5.000% due 11/1/35                                          1,293         1,235
 5.000% due 3/1/36                                             674           644
 5.500% due 1/1/37                                             548           537
FNMA 04-W6, 1A4
 5.500% due 7/25/34                                            508           507
GNMA
 6.500% due 11/15/23                                           106           108
 6.500% due 12/15/23                                            18            19
 6.500% due 2/15/24                                            149           153
 6.500% due 6/15/28                                            169           173
 6.500% due 7/15/31                                            118           121
 6.500% due 11/15/31                                           113           116
 6.500% due 2/15/32                                            144           148
 6.500% due 4/15/32                                            131           135
                                                                      ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $18,367)                                                 17,941
                                                                      ----------


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
AGENCY NON-MORTGAGE-BACKED SECURITIES--1.2%

FHLB
 6.000% due 6/29/22                                        $   605    $      613
FHLMC
 5.200% due 3/5/19                                           1,520         1,495
 5.300% due 5/12/20                                          1,200         1,174
                                                                      ----------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,258)                                                   3,282
                                                                      ----------

MUNICIPAL BONDS--2.6%

CALIFORNIA--1.3%
Alameda Corridor Transportation Authority
 Taxable Series C(MBIA Insured)
 6.500% due 10/1/19                                          1,000         1,065
 6.600% due 10/1/29                                          1,000         1,111
Kern County Pension Obligation
 Taxable (MBIA Insured)
 7.260% due 8/15/14                                            420           459
Sonoma County Pension Obligation
 Taxable (FSA Insured)
 6.625% due 6/1/13                                           1,065         1,106
                                                                      ----------
                                                                           3,741
                                                                      ----------
FLORIDA--0.1%
Miami-Dade County Educational Facilities
 Authority Taxable Series C
 5.480% due 4/1/16                                             200           196
                                                                      ----------
MASSACHUSETTS--0.1%
Commonwealth of Massachusetts General
 Obligation Series C (FSA Insured)
 5.500% due 12/1/17                                            295           334
                                                                      ----------
MISSISSIPPI--0.2%
Mississippi Development Bank
 Taxable (FSA Insured)
 5.000% due 6/1/12                                             710           703
                                                                      ----------
PENNSYLVANIA--0.5%
City of Pittsburgh Pension Obligation
 Taxable Series C (FGIC Insured)
 6.500% due 3/1/17                                           1,250         1,328
                                                                      ----------

Phoenix Strategic Allocation Series

                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
TEXAS--0.4%
Dallas-Fort Worth International
 Airport Facilities Improvement Corp.
 Taxable (MBIA Insured)
 6.400% due 11/1/07                                        $ 1,000    $    1,001
                                                                      ----------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $7,059)                                                   7,303
                                                                      ----------
ASSET-BACKED SECURITIES--2.3%

Bayview Financial Acquisition
 Trust 06-A, 1A2
 5.483% due 2/28/41(c)                                         325           321
Capital One Auto Finance
 Trust 07-B, A3A
 5.030% due 4/15/12                                            925           924
Carmax Auto Owner Trust 05-2, A4
 4.340% due 9/15/10                                            900           891
Carmax Auto Owner Trust 07-2, A3
 5.230% due 12/15/11                                         1,550         1,554
Dunkin Securitization 06-1, M1 144A
 8.285% due 6/20/31(b)                                         305           314
GS Auto Loan Trust 06-1, A2
 5.470% due 2/15/09                                            424           424
Nomura Asset Acceptance Corp.
 07-1, 1A2 5.669% due 3/25/47(c)                               620           617
Residential Funding Mortgage
 Securities II, Inc. 06-HSA1, A3
 5.229% due 2/25/36(c)                                       1,000           949
Wachovia Auto Loan Owner Trust
 06-2A, A3 144A
 5.230% due 8/22/11(b)                                         675           675
                                                                      ----------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $6,728)                                                   6,669
                                                                      ----------
DOMESTIC CORPORATE BONDS--8.9%

AEROSPACE & DEFENSE--0.4%
L-3 Communications Corp.
 7.625% due 6/15/12                                            250           257
Rockwell Collins, Inc.
 4.750% due 12/1/13                                          1,000           980
                                                                      ----------
                                                                           1,237
                                                                      ----------
AIRLINES--0.7%
American Airlines, Inc. 01-1
 6.977% due 5/23/21                                            607           568
Continental Airlines, Inc. 98-1A
 6.648% due 3/15/19                                            490           494
JetBlue Airways Corp. 04-2
 8.460% due 5/15/10(c)                                         525           525


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
AIRLINES--(CONTINUED)
 United Airlines, Inc. 01-1
 6.071% due 3/1/13                                         $   359    $      361
                                                                      ----------
                                                                           1,948
                                                                      ----------
APPLICATION SOFTWARE--0.0%
Intuit, Inc.
 5.750% due 3/15/17                                             71            68
                                                                      ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.1%
Janus Capital Group, Inc.
 6.250% due 6/15/12                                            150           152
                                                                      ----------
AUTOMOBILE MANUFACTURERS--0.0%
Daimler Finance North America LLC
 6.500% due 11/15/13                                           130           135
                                                                      ----------
AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.
 7.000% due 4/15/14                                            245           235
                                                                      ----------
BROADCASTING & CABLE TV--0.0%
Time Warner Cable, Inc. 144A
 5.850% due 5/1/17(b)                                          130           126
                                                                      ----------
BUILDING PRODUCTS--0.1%
Masco Corp.
 5.850% due 3/15/17                                            165           159
Owens Corning, Inc.
 6.500% due 12/1/16                                             60            58
                                                                      ----------
                                                                             217
                                                                      ----------
CASINOS & GAMING--0.0%
MGM MIRAGE
 8.500% due 9/15/10                                             25            26
                                                                      ----------
COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc.
 5.500% due 2/22/16                                            250           248
                                                                      ----------
COMPUTER HARDWARE--0.1%
International Business Machines Corp.
 5.700% due 9/14/17                                            175           176
                                                                      ----------
CONSTRUCTION MATERIALS--0.1%
CRH America, Inc. (Ireland)
 6.000% due 9/30/16(d)                                         255           248
                                                                      ----------
CONSUMER FINANCE--1.1%
Ford Motor Credit Co. LLC

Phoenix Strategic Allocation Series

                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
CONSUMER FINANCE--(CONTINUED)
 8.625% due 11/1/10                                        $   180       $   179
 9.875% due 8/10/11                                            238           241
 9.806% due 4/15/12(c)                                          50            51
 7.800% due 6/1/12                                             200           190
GMAC LLC
 6.875% due 9/15/11                                             38            36
 6.875% due 8/28/12                                            500           469
 6.750% due 12/1/14                                             80            73
Residential Capital LLC
 7.125% due 11/21/08                                           125           112
SLM Corp.
 3.970% due 2/1/10(c)                                        1,950         1,706
                                                                      ----------
                                                                           3,057
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
Broadridge Financial Solutions, Inc.
 6.125% due 6/1/17                                             250           237


DIVERSIFIED BANKS--0.5%
BlackRock, Inc.
 6.250% due 9/15/17                                            300           301
National Capital Trust II 144A
 5.486% due 12/29/49(b) (c)                                    950           879
Wachovia Corp.
 4.875% due 2/15/14                                            355           342
                                                                      ----------
                                                                           1,522
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Equifax, Inc.
 6.300% due 7/1/17                                             240           242
                                                                      ----------
DRUG RETAIL--0.1%
CVS Caremark Corp.
 5.750% due 6/1/17                                             260           254
                                                                      ----------
ELECTRIC UTILITIES--0.5%
Entergy Gulf States, Inc.
 5.700% due 6/1/15                                           1,000           974
Great River Energy 144A
 5.829% due 7/1/17(b)                                          150           155
Southern Power Co. Series D
 4.875% due 7/15/15                                            280           262
                                                                      ----------
                                                                           1,391
                                                                      ----------



                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
Mettler-Toledo International, Inc.
 4.850% due 11/15/10                                       $ 1,000       $   997
                                                                      ----------
FOOD RETAIL--0.1%
Kroger Co. (The)
 6.800% due 12/15/18                                           130           136
Safeway, Inc.
 6.350% due 8/15/17                                            190           193
                                                                      ----------
                                                                             329
                                                                      ----------
GAS UTILITIES--0.2%
AmeriGas Partners LP
 7.250% due 5/20/15                                            500           495
                                                                      ----------
HEALTH CARE DISTRIBUTORS--0.0%
Cardinal Health, Inc. 144A
 6.000% due 6/15/17(b)                                          80            80
                                                                      ----------
HEALTH CARE FACILITIES--0.1%
HCA, Inc. 144A
 9.250% due 11/15/16(b)                                        250           266
                                                                      ----------
HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc.
 6.400% due 7/1/17                                             280           283
                                                                      ----------
HOME FURNISHINGS--0.1%
Mohawk Industries, Inc.
 6.125% due 1/15/16                                            275           274
                                                                      ----------
HOME IMPROVEMENT RETAIL--0.1%
Lowe's Cos., Inc.
 6.100% due 9/15/17                                            190           192
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd.
 7.250% due 6/15/16                                            285           282
                                                                      ----------
HOUSEHOLD PRODUCTS--0.1%
Procter & Gamble Co.
 5.550% due 3/5/37                                             275           263
                                                                      ----------
INDUSTRIAL MACHINERY--0.7%
ITW Cupids Financing Trust I 144A
 6.550% due 12/31/11(b)                                      2,000         2,066
                                                                      ----------
INTEGRATED TELECOMMUNICATION SERVICES--0.3%
Citizens Communications Co.
 6.250% due 1/15/13                                            190           186

Phoenix Strategic Allocation Series

                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Embarq Corp.
 7.082% due 6/1/16                                         $   200    $      208
Qwest Corp.
 7.875% due 9/1/11                                             125           131
Qwest Corp. 144A
 6.500% due 6/1/17(b)                                          143           140
Verizon Communications, Inc.
 4.900% due 9/15/15                                            225           214
                                                                      ----------
                                                                             879
                                                                      ----------
INVESTMENT BANKING & BROKERAGE--0.2%
Lehman Brothers Holdings, Inc.
 6.000% due 7/19/12                                            300           305
Merrill Lynch & Co., Inc.
 6.110% due 1/29/37                                            270           254
                                                                      ----------
                                                                             559
                                                                      ----------
LEISURE PRODUCTS--0.1%
Hasbro, Inc.
 6.300% due 9/15/17                                            200           199
                                                                      ----------
MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc.
 6.875% due 5/1/12                                             200           210
                                                                      ----------
MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
 5.625% due 2/15/14                                            250           244
                                                                      ----------
MULTI-UTILITIES--0.1%
Dominion Resources, Inc.
 5.000% due 3/15/13(n)                                         175           169
                                                                      ----------
OFFICE ELECTRONICS--0.1%
Xerox Corp.
 6.750% due 2/1/17                                             325           333
                                                                      ----------
OFFICE REITS--0.1%
HRPT Properties Trust
 5.750% due 11/1/15                                            275           259
                                                                      ----------
OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc.
 4.750% due 5/15/18                                            375           347
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
Apache Corp.
 6.000% due 1/15/37                                            365           351
                                                                      ----------


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
Plains Exploration & Production Co.
 7.750% due 6/15/15                                        $   125    $      123
XTO Energy, Inc.
 6.250% due 8/1/17                                             190           193
                                                                      ----------
                                                                             667
                                                                      ----------
OIL & GAS REFINING & MARKETING--0.1%
Tesoro Corp. 144A
 6.500% due 6/1/17(b)                                          255           254
                                                                      ----------
OIL & GAS STORAGE & TRANSPORTATION--0.3%
Enterprise Products Partners L.P.
 6.300% due 9/15/17                                            175           175
Kinder Morgan Management Co.
 5.700% due 1/5/16                                             725           663
TEPPCO Partners LP
 7.625% due 2/15/12                                            130           139
                                                                      ----------
                                                                             977
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.3%
General Electric Capital Corp.
 5.375% due 10/20/16                                           700           685
JPMorgan Chase & Co.
 5.250% due 5/1/15                                             250           242
                                                                      ----------
                                                                             927
                                                                      ----------
PAPER PRODUCTS--0.1%
Abitibi-Consolidated Finance LP
 7.875% due 8/1/09                                             205           183
Verso Paper Holdings LLC and Verso
 Paper, Inc. Series B
 9.106% due 8/1/14(c)                                           93            94
                                                                      ----------
                                                                             277
                                                                      ----------
REGIONAL BANKS--0.3%
Zions Bancorp
 5.650% due 5/15/14                                          1,000           984
                                                                      ----------
SPECIALIZED REITS--0.1%
Host Hotels & Resorts LP
 6.875% due 11/1/14                                            200           201
Realty Income Corp.
 6.750% due 8/15/19                                            110           110
                                                                      ----------
                                                                             311
                                                                      ----------

Phoenix Strategic Allocation Series

                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
TOBACCO--0.2%
Reynolds American, Inc.
 7.300% due 7/15/15                                        $   600    $      636
                                                                      ----------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $25,669)                                                 25,278
                                                                      ----------
NON-AGENCY MORTGAGE-BACKED SECURITIES--12.5%

Banc of America Alternative Loan
 Trust 06-9, A1
 6.000% due 1/25/37                                          1,253         1,254
Banc of America Funding Corp.
 05-8, 1A1
 5.500% due 1/25/36                                            592           575
Bear Stearns Adjustable Rate
 Mortgage Trust 05-12, 13A1
 5.452% due 2/25/36(c)                                         624           615
Bear Stearns Commercial Mortgage
 Securities 06-PW12, A4
 5.711% due 9/11/38(c)                                         720           733
Citigroup Mortgage Loan Trust,
 Inc. 05-5, 2A3
 5.000% due 7/25/35                                            577           564
Citigroup/Deutsche Bank Commercial
 Mortgage Trust 06-CD2, A4
 5.362% due 1/15/46(c)                                       1,190         1,182
Countrywide Home Loan Mortgage
 Pass-Through Trust 04-13, 1A1
 5.500% due 8/25/34                                            741           742
Credit Suisse First Boston Mortgage
 Securities Corp. 05-12, 6A1
 6.000% due 1/25/36                                            973           968
Credit Suisse First Boston Mortgage
 Securities Corp. 97-C2, B
 6.720% due 1/17/35                                          1,808         1,809
Credit Suisse Mortgage Capital
 Certificates 06-C1, A4
 5.609% due 2/15/39(c)                                       1,710         1,715
Crown Castle Towers LLC 05-1A,
 AFX 144A 4.643% due 6/15/35(b)                                800           785
DLJ Commercial Mortgage Corp.
 98-CF2, A1B
 6.240% due 11/12/31                                         2,845         2,865
First Horizon Asset Securities,
 Inc. 05-AR1, 2A1
 5.010% due 4/25/35(c)                                         777           776
GMAC Mortgage Corp. Loan
 Trust 05-HE2, A3
 4.622% due 11/25/35(c)                                        458           453
GS Mortgage Securities Corp.
 II 05-GG4, AJ
 4.782% due 7/10/39                                            800           744



                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
GS Mortgage Securities Corp.
 II 99-C1, A2
 6.110% due 11/18/30(c)                                    $ 2,433    $    2,445
Harborview Net Interest Margin Corp.
 06-12, N1 144A
 6.409% due 12/19/36(b)                                         91            90
IndyMac Index Mortgage Loan Trust
 06-AR25, 3A1
 6.373% due 9/25/36(c)                                         625           639
JPMorgan Chase Commercial Mortgage
 Securities Corp. 01-CIBC, A3
 6.260% due 3/15/33                                          1,129         1,166
JPMorgan Mortgage Acquisition Corp.
 06-CW2, AF3
 5.777% due 8/25/36(c)                                         470           467
JPMorgan Mortgage Acquisition Corp.
 06-CW2, AF4
 6.080% due 8/25/36(c)                                         530           530
JPMorgan Mortgage Trust 05-S3, 2A2
 5.500% due 1/25/21                                            688           682
Lehman Brothers - UBS Commercial
 Mortgage Trust 06-C6, A4
 5.372% due 9/15/39                                            325           321
Lehman Brothers - UBS Commercial
 Mortgage Trust 07-C2, A2
 5.303% due 2/15/40                                          1,230         1,229
Lehman Brothers - UBS Commercial
 Mortgage Trust 07-C6, A2
 5.845% due 7/17/40                                            500           507
MASTR Resecuritization Trust
 05-1 144A
 5.000% due 10/28/34(b)                                        354           334
Merrill Lynch Mortgage Trust
 06-C1, AM
 5.659% due 5/12/39(c)                                         700           700
Morgan Stanley Capital I
 06-T23, A4
 5.811% due 8/12/41(c)                                         790           811
Residential Accredit Loans, Inc.
 06-QA1, A21
 5.968% due 1/25/36(c)                                       1,274         1,290
Residential Funding Mortgage
 Securities I, Inc. 05-SA1, 2A
 4.855% due 3/25/35(c)                                         791           790
Structured Asset Securities
 Corp. 03-32, 1A1
 5.229% due 11/25/33(c)                                        596           573
Timberstar Trust 06-1A, A 144A
 5.668% due 10/15/36(b)                                        675           653

Phoenix Strategic Allocation Series


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
Wells Fargo Mortgage Backed
 Securities Trust 04-EE, 2A3
 3.990% due 12/25/34(c)                                    $   576    $      566
Wells Fargo Mortgage Backed
 Securities Trust 05-14, 2A1
 5.500% due 12/25/35                                         1,340         1,302
Wells Fargo Mortgage Backed
 Securities Trust 05-5, 1A1
 5.000% due 5/25/20                                          1,213         1,181
Wells Fargo Mortgage Backed
 Securities Trust 05-AR10, 2A16
 4.109% due 6/25/35(c)                                       1,000           969
Wells Fargo Mortgage Backed
 Securities Trust 05-AR16, 6A3
 4.999% due 10/25/35(c)                                        554           551
Wells Fargo Mortgage Backed
 Securities Trust 05-AR4, 2A1
 4.525% due 4/25/35(c)                                       1,374         1,359
Wells Fargo Mortgage Backed
 Securities Trust 07-AR3, A4
 6.068% due 4/25/37(c)                                         589           587
                                                                      ----------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $35,677)                                                 35,522
                                                                      ----------
FOREIGN GOVERNMENT SECURITIES--2.0%

AUSTRALIA--0.1%
Commonwealth of Australia Series 909
7.500% due 9/15/09                                             350(g)        317
                                                                      ----------
BRAZIL--0.5%
Federative Republic of Brazil
 10.500% due 7/14/14                                           500           634
 7.875% due 3/7/15                                             445           503
 11.000% due 8/17/40                                           165           221
                                                                      ----------
                                                                           1,358
                                                                      ----------
CANADA--0.3%
Commonwealth of Canada
 4.250% due 9/1/09                                             730(i)        736
                                                                      ----------
GERMANY--0.2%
Federal Republic of Germany 144A
 3.250% due 4/17/09(b)                                         409(j)        576
                                                                      ----------
MEXICO--0.2%
United Mexican States Series MI10
 9.500% due 12/18/14                                         7,000(k)        697
                                                                      ----------


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
NORWAY--0.1%
Kingdom of Norway
 5.500% due 5/15/09                                          1,900(l) $      356
                                                                      ----------
PHILIPPINES--0.1%
Republic of Philippines
 10.625% due 3/16/25                                       $    70            99
 7.750% due 1/14/31                                            120           133
                                                                      ----------
                                                                             232
                                                                      ----------
RUSSIA--0.1%
Russian Federation RegS
 7.500% due 3/31/30(c) (e)                                     299           334
                                                                      ----------
SWEDEN--0.2%
Kingdom of Sweden Series 1043
 5.000% due 1/28/09                                          3,925(m)        617
                                                                      ----------
TRINIDAD AND TOBAGO--0.0%
Republic of Trinidad and Tobago RegS
 9.875% due 10/1/09(e)                                         115           126
                                                                      ----------
TURKEY--0.1%
Republic of Turkey
 7.000% due 6/5/20                                             190           192
                                                                      ----------
UKRAINE--0.1%
Republic of Ukraine 144A
 6.580% due 11/21/16(b)                                        275           279
                                                                      ----------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $5,472)                                                   5,820
                                                                      ----------
FOREIGN CORPORATE BONDS(d)--3.4%

ARUBA--0.1%
UFJ Finance AEC
 6.750% due 7/15/13                                            275           285
                                                                      ----------
AUSTRALIA--0.3%
United Energy Distribution
 Holdings Property Ltd. 144A
 5.450% due 4/15/16(b)                                         500           494
Westfield Capital Corp. Ltd./
 Westfield Finance Authority 144A
 5.125% due 11/15/14(b)                                        355           335
                                                                      ----------
                                                                             829
                                                                      ----------
BRAZIL--0.1%
Vale Overseas Ltd.

Phoenix Strategic Allocation Series


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
BRAZIL--(CONTINUED)
 6.250% due 1/11/16                                        $   230    $      232
 6.250% due 1/23/17                                            115           116
                                                                      ----------
                                                                             348
                                                                      ----------
CANADA--0.3%
Catalyst Paper Corp.
 7.375% due 3/1/14                                             180           135
European Investment Bank 144A
 4.600% due 1/30/37(b)                                         325(i)        302
Xstrata Canada Corp.
 5.500% due 6/15/17                                            260           253
                                                                      ----------
                                                                             690
                                                                      ----------
CHILE--0.4%
Banco Santander Chile 144A
 5.375% due 12/9/14(b)                                         300           290
Celulosa Arauco y Constitucion S.A.
 5.625% due 4/20/15                                            355           345
Petropower I Funding Trust 144A
 7.360% due 2/15/14(b)                                         449           451
                                                                      ----------
                                                                           1,086
                                                                      ----------
GERMANY--0.3%
Deutsche Bank AG NY Series GS
 4.000% due 3/22/12(c)                                       1,000           963
                                                                      ----------
KAZAKHSTAN--0.1%
Kazkommerts International BV 144A
 7.000% due 11/3/09(b)                                         350           337
                                                                      ----------
LUXEMBOURG--0.0%
Tyco Electronic Group SA 144A
 6.000% due 10/1/12(b)                                         100           101
                                                                      ----------
MEXICO--0.0%
Vitro S.A. de C.V. 144A
 8.625% due 2/1/12(b)                                           55            54
                                                                      ----------
PHILIPPINES--0.1%
National Power Corp.
 9.625% due 5/15/28                                            230           277
                                                                      ----------
RUSSIA--0.3%
Gazprom OAO (Gaz Capital SA) 144A(b)
 6.212% due 11/22/16                                           230           228
 6.510% due 3/7/22                                             125           124



                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
RUSSIA--(CONTINUED)
OJSCAK Transneft
 (TransCapitalInvest Ltd.) 144A
 5.670% due 3/5/14(b)                                      $   310    $      302
TNK-BP Finance SA RegS
 6.125% due 3/20/12(e)                                         300           288
                                                                      ----------
                                                                             942
                                                                      ----------
SINGAPORE--0.2%
DBS Bank Ltd. 144A
 5.000% due 11/15/19(b) (c)                                    525           509
                                                                      ----------
SWITZERLAND--0.1%
Petroplus Finance Ltd. 144A
 6.750% due 5/1/14(b)                                          150           145
                                                                      ----------
TURKEY--0.1%
Bosphorus Financial
 Services Ltd. 144A
 7.358% due 2/15/12(b) (c)                                     400           396
                                                                      ----------
UNITED ARAB EMIRATES--0.1%
Abu Dhabi National Energy Co. 144A
 5.875% due 10/27/16(b)                                        305           304
                                                                      ----------
UNITED KINGDOM--0.6%
Diageo Capital plc
 5.500% due 9/30/16                                            250           244
HBOS plc 144A
 5.375% due 11/29/49(b) (c)                                  1,000           936
Tate & Lyle International
 Finance plc 144A
 6.625% due 6/15/16(b)                                         275           282
Vodafone Group plc
 5.000% due 9/15/15                                            150           142
 6.150% due 2/27/37                                            145           139
                                                                      ----------
                                                                           1,743
                                                                      ----------
UNITED STATES--0.2%
Merrill Lynch & Co., Inc.
 10.710% due 3/8/17                                            240           134
Morgan Stanley 144A
 10.090% due 5/3/17(b)                                         600(h)        321
                                                                      ----------
                                                                             455
                                                                      ----------
VENEZUELA--0.1%
Petroleos de Venezuela S.A.
 5.250% due 4/12/17                                            375           277
                                                                      ----------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $9,948)                                                   9,741
                                                                      ----------

Phoenix Strategic Allocation Series



                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
DOMESTIC LOAN AGREEMENTS(c)--1.2%

ADVERTISING--0.0%
Lamar Media Corp. Tranche F
 6.860% due 3/31/14                                        $    40    $       40
                                                                      ----------
ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc. Tranche B
 8.098% due 3/13/14                                             18            18
                                                                      ----------
AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. Tranche B
 8.360% due 12/15/13                                           299           290
                                                                      ----------
AUTOMOTIVE RETAIL--0.1%
Hertz Corp. Letter of Credit
 7.110% due 12/21/12                                            45            44
Hertz Corp. Tranche B
 7.110% due 12/21/12                                           255           251
                                                                      ----------
                                                                             295
                                                                      ----------
BROADCASTING & CABLE TV--0.1%
Charter Communications Operating LLC
 Tranche B
 7.330% due 3/6/14                                             275           267
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
First Data Corp. Tranche B3
 7.710% due 9/24/14                                            400           388
                                                                      ----------
DIVERSIFIED METALS & MINING--0.1%
Compass Minerals Group, Inc. Tranche B
 6.840% due 12/22/12                                           171           170
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc.
 Letter of Credit A
 7.090% due 3/28/14                                            132           131
Allied Waste North America, Inc.
 Tranche B
 7.090% due 3/28/14                                            246           243
                                                                      ----------
                                                                             374
                                                                      ----------
HEALTH CARE FACILITIES--0.0%
Health Management Associates, Inc.
 Tranche B
 7.110% due 2/28/14                                             40            38
                                                                      ----------
HOUSEWARES & SPECIALTIES--0.1%
Tupperware Brands Corp. Tranche B
 6.860% due 12/1/12                                            292           283
                                                                      ----------


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
OIL & GAS DRILLING--0.0%
Hercules Offshore, Inc. Tranche
 7.110% due 7/11/13                                        $    60    $       59
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION--0.1%
Helix Energy Solutions Group, Inc.
 Tranche
 8.360% due 7/1/13                                             130           128
                                                                      ----------
PAPER PRODUCTS--0.1%
Domtar, Inc. Tranche B
 6.723% due 3/7/14                                              51            49
Georgia-Pacific Corp. Tranche B1
 7.150% due 12/20/12                                           300           294
                                                                      ----------
                                                                             343
                                                                      ----------
PUBLISHING--0.1%
Idearc, Inc. Tranche B
 7.360% due 11/17/14                                           300           296
                                                                      ----------
RESTAURANTS--0.1%
Burger King Corp. Tranche B1
 7.690% due 6/30/12                                            125           124
                                                                      ----------
SPECIALIZED FINANCE--0.1%
Solar Capital Corp. Tranche
 8.818% due 2/28/14                                            300           295
                                                                      ----------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $3,429)                                                   3,408
                                                                      ----------


                                                                        VALUE
                                                            SHARES      (000)
                                                         -----------  ----------
DOMESTIC COMMON STOCKS--56.4%

AEROSPACE & DEFENSE--3.0%
Boeing Co. (The)                                            18,300    $    1,921
General Dynamics Corp.                                       4,700           397
Honeywell International, Inc.                               17,000         1,011
Lockheed Martin Corp.                                       13,100         1,421
Northrop Grumman Corp.                                       8,200           640
Raytheon Co.                                                 9,100           581
United Technologies Corp.                                   31,300         2,519
                                                                      ----------
                                                                           8,490
                                                                      ----------
AIR FREIGHT & LOGISTICS--0.1%
United Parcel Service, Inc. Class B                          3,200           240
                                                                      ----------
AIRLINES--0.1%
AMR Corp.(f)                                                10,700           238
                                                                      ----------

Phoenix Strategic Allocation Series


                                                                        VALUE
                                                            SHARES      (000)
                                                         -----------  ----------
AIRLINES--(CONTINUED)
Continental Airlines, Inc. Class B(f)                        3,600    $      119
                                                                      ----------
                                                                             357
                                                                      ----------
APPAREL RETAIL--0.2%
Aeropostale, Inc.(f)                                         6,750           129
Gap, Inc. (The)                                             27,900           514
                                                                      ----------
                                                                             643
                                                                      ----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
VF Corp.                                                     5,100           412
                                                                      ----------
APPLICATION SOFTWARE--0.1%
Aspen Technology, Inc.(f)                                   17,100           245
Intuit, Inc.(f)                                              3,500           106
                                                                      ----------
                                                                             351
                                                                      ----------
ASSET MANAGEMENT & CUSTODY BANKS--1.4%
Bank of New York Mellon Corp. (The)                         22,157           978
Federated Investors, Inc. Class B                            8,800           349
Franklin Resources, Inc.                                     5,100           650
Northern Trust Corp.                                        10,700           709
SEI Investments Co.                                         12,800           349
State Street Corp.                                          15,400         1,050
                                                                      ----------
                                                                           4,085
                                                                      ----------
AUTO PARTS & EQUIPMENT--0.2%
Lear Corp.(f)                                               17,600           565
                                                                      ----------
AUTOMOBILE MANUFACTURERS--0.1%
General Motors Corp.                                        10,380           381
                                                                      ----------
BIOTECHNOLOGY--0.5%
Amgen, Inc.(f)                                               2,800           158
Biogen Idec, Inc.(f)                                         9,100           604
Cephalon, Inc.(f)                                            2,000           146
OSI Pharmaceuticals, Inc.(f)                                18,100           615
                                                                      ----------
                                                                           1,523
                                                                      ----------
BREWERS--0.2%
Anheuser-Busch Cos., Inc.                                    9,600           480
                                                                      ----------
BROADCASTING & CABLE TV--0.4%
CBS Corp. Class B                                           35,910         1,131
                                                                      ----------
BUILDING PRODUCTS--0.1%
Masco Corp.                                                 15,900           368
                                                                      ----------
COAL & CONSUMABLE FUELS--0.1%
Massey Energy Co.                                           18,700           408
                                                                      ----------


                                                                        VALUE
                                                            SHARES      (000)
                                                         -----------  ----------
COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.                                 12,900    $      472
                                                                      ----------
COMMUNICATIONS EQUIPMENT--1.2%
Cisco Systems, Inc.(f)                                     103,400         3,424
                                                                      ----------
COMPUTER & ELECTRONICS RETAIL--0.0%
RadioShack Corp.                                             4,000            83
                                                                      ----------
COMPUTER HARDWARE--2.4%
Hewlett-Packard Co.                                         53,450         2,661
International Business
 Machines Corp.                                             32,800         3,864
Sun Microsystems, Inc.(f)                                   26,400           148
                                                                      ----------
                                                                           6,673
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS--0.2%
Emulex Corp.(f)                                             18,700           359
Lexmark International, Inc. Class A(f)                       4,800           199
                                                                      ----------
                                                                             558
                                                                      ----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
AGCO Corp.(f)                                                7,300           371
Cummins, Inc.                                                1,200           153
Toro Co. (The)                                               6,800           400
                                                                      ----------
                                                                             924
                                                                      ----------
CONSUMER FINANCE--0.0%
AmeriCredit Corp.(f)                                         7,400           130
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Automatic Data Processing, Inc.                             15,300           703
Computer Sciences Corp.(f)                                   8,100           453
Electronic Data Systems Corp.                               23,700           518
Fiserv, Inc.(f)                                             13,400           681
                                                                      ----------
                                                                           2,355
                                                                      ----------
DEPARTMENT STORES--0.0%
Penney (J.C.) Co., Inc.                                      1,900           120
                                                                      ----------
DIVERSIFIED BANKS--1.1%
Comerica, Inc.                                               6,300           323
Wachovia Corp.                                              16,200           812
Wells Fargo & Co.                                           56,500         2,013
                                                                      ----------
                                                                           3,148
                                                                      ----------
DIVERSIFIED CHEMICALS--0.2%
Dow Chemical Co. (The)                                      12,900           555
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Dun & Bradstreet Corp.                                       4,500           444
                                                                      ----------

Phoenix Strategic Allocation Series

                                                                        VALUE
                                                            SHARES      (000)
                                                         -----------  ----------
ELECTRIC UTILITIES--0.6%
FirstEnergy Corp.                                           24,600    $    1,558
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Emerson Electric Co.                                        28,100         1,495
GrafTech International Ltd.(f)                               6,200           111
                                                                      ----------
                                                                           1,606
                                                                      ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Agilent Technologies, Inc.(f)                               18,600           686
Vishay Intertechnology, Inc.(f)                             12,100           158
                                                                      ----------
                                                                             844
                                                                      ----------
ELECTRONIC MANUFACTURING SERVICES--0.3%
Tyco Electronics Ltd.                                       22,100           783
                                                                      ----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.(f)                                    5,500           172
                                                                      ----------
FOOD RETAIL--0.2%
Kroger Co. (The)                                            17,800           508
                                                                      ----------
FOOTWEAR--0.3%
NIKE, Inc. Class B                                          15,200           892
                                                                      ----------
GAS UTILITIES--0.1%
WGL Holdings, Inc.                                          12,000           407
                                                                      ----------
GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc.(f)                                           10,900           325
Family Dollar Stores, Inc.                                  10,300           274
                                                                      ----------
                                                                             599
                                                                      ----------
HEALTH CARE DISTRIBUTORS--0.7%
Cardinal Health, Inc.                                       15,100           944
McKesson Corp.                                              15,800           929
                                                                      ----------
                                                                           1,873
                                                                      ----------
HEALTH CARE EQUIPMENT--0.3%
Baxter International, Inc.                                  15,400           867
                                                                      ----------
HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc.(f)                              4,400           398
                                                                      ----------
HOME IMPROVEMENT RETAIL--0.4%
Sherwin-Williams Co. (The)                                  17,300         1,137
                                                                      ----------
HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The)                                          5,800           326
Whirlpool Corp.                                              3,100           276
                                                                      ----------
                                                                             602
                                                                      ----------


                                                                        VALUE
                                                            SHARES      (000)
                                                         -----------  ----------
HOUSEHOLD PRODUCTS--0.8%
Clorox Co. (The)                                            14,500    $      884
Kimberly-Clark Corp.                                        10,800           759
Procter & Gamble Co. (The)                                   7,200           507
                                                                      ----------
                                                                           2,150
                                                                      ----------
HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc.                                     23,200           669
                                                                      ----------
HYPERMARKETS & SUPER CENTERS--0.5%
BJ's Wholesale Club, Inc.(f)                                 3,800           126
Wal-Mart Stores, Inc.                                       26,700         1,165
                                                                      ----------
                                                                           1,291
                                                                      ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
Constellation Energy Group, Inc.                             9,600           824
                                                                      ----------
INDUSTRIAL CONGLOMERATES--0.7%
3M Co.                                                       3,800           355
General Electric Co.                                        12,000           497
Tyco International Ltd.                                     28,500         1,264
                                                                      ----------
                                                                           2,116
                                                                      ----------
INDUSTRIAL MACHINERY--0.9%
Dover Corp.                                                  3,900           199
Eaton Corp.                                                 13,400         1,327
Gardner Denver, Inc.(f)                                      5,100           199
Parker Hannifin Corp.                                        6,100           682
                                                                      ----------
                                                                           2,407
                                                                      ----------
INSURANCE BROKERS--0.1%
AON Corp.                                                    7,900           354
                                                                      ----------
INTEGRATED OIL & GAS--5.1%
Chevron Corp.                                               24,600         2,302
ConocoPhillips                                               8,500           746
Exxon Mobil Corp.                                           82,300         7,618
Marathon Oil Corp.                                           8,700           496
Occidental Petroleum Corp.                                  50,200         3,217
                                                                      ----------
                                                                          14,379
                                                                      ----------
INTEGRATED TELECOMMUNICATION SERVICES--2.0%
AT&T, Inc.                                                  95,357         4,034
Qwest Communications
 International, Inc.(f)                                     74,200           680
Verizon Communications, Inc.                                21,400           948
                                                                      ----------
                                                                           5,662
                                                                      ----------
INTERNET RETAIL--0.2%
Expedia, Inc.(f)                                             7,700           245

Phoenix Strategic Allocation Series


                                                                        VALUE
                                                            SHARES      (000)
                                                         -----------  ----------
INTERNET RETAIL--(CONTINUED)
IAC/InterActiveCorp.(f)                                      9,700  $     288
                                                                    ---------
                                                                          533
                                                                    ---------
INTERNET SOFTWARE & SERVICES--0.3%
eBay, Inc.(f)                                               21,400        835
                                                                    ---------
INVESTMENT BANKING & BROKERAGE--0.9%
Merrill Lynch & Co., Inc.                                   23,700      1,689
Morgan Stanley                                               9,400        592
TD Ameritrade Holding Corp.(f)                               9,300        170
                                                                    ---------
                                                                        2,451
                                                                    ---------
LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                                 5,100        142
                                                                    ---------
LIFE & HEALTH INSURANCE--2.4%
AFLAC, Inc.                                                 12,100        690
Lincoln National Corp.                                      15,400      1,016
MetLife, Inc.                                               34,000      2,371
Principal Financial Group, Inc. (The)                       13,400        845
Prudential Financial, Inc.                                  15,600      1,522
StanCorp Financial Group, Inc.                               2,800        139
Unum Group                                                   4,900        120
                                                                    ---------
                                                                        6,703
                                                                    ---------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Invitrogen Corp.(f)                                          3,800        311
                                                                    ---------
MANAGED HEALTH CARE--1.5%
Aetna, Inc.                                                 18,700      1,015
CIGNA Corp.                                                 12,100        645
Coventry Health Care, Inc.(f)                                2,900        180
UnitedHealth Group, Inc.                                    30,150      1,460
WellPoint, Inc.(f)                                          12,100        955
                                                                    ---------
                                                                        4,255
                                                                    ---------
MORTGAGE REITS--0.1%
Annaly Mortgage Management, Inc.                             8,600        137
CapitalSource, Inc.                                          9,300        188
                                                                    ---------
                                                                          325
                                                                    ---------
MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                                        3,200        148
                                                                    ---------
MOVIES & ENTERTAINMENT--1.6%
Time Warner, Inc.                                           77,500      1,423
Viacom, Inc. Class B(f)                                     34,900      1,360



                                                                        VALUE
                                                            SHARES      (000)
                                                         -----------  ----------
MOVIES & ENTERTAINMENT--(CONTINUED)
Walt Disney Co. (The)                                       52,900  $   1,819
                                                                    ---------
                                                                        4,602
                                                                    ---------
MULTI-LINE INSURANCE--1.0%
American International Group, Inc.                          38,300      2,591
Hartford Financial Services
 Group, Inc. (The)                                           2,500        231
                                                                    ---------
                                                                        2,822
                                                                    ---------
MULTI-UTILITIES--0.4%
Public Service Enterprise Group, Inc.                       13,700      1,205
                                                                    ---------
OFFICE ELECTRONICS--0.1%
Xerox Corp.(f)                                              17,500        303
                                                                    ---------
OFFICE REITS--0.1%
Brandywine Realty Trust                                      9,300        235
                                                                    ---------
OIL & GAS DRILLING--0.1%
ENSCO International, Inc.                                    3,200        179
                                                                    ---------
OIL & GAS EQUIPMENT & SERVICES--1.3%
Dresser-Rand Group, Inc.(f)                                  6,900        295
Global Industries Ltd.(f)                                   15,500        399
Halliburton Co.                                             33,760      1,296
National Oilwell Varco, Inc.(f)                              7,800      1,127
Tidewater, Inc.                                              7,300        459
                                                                    ---------
                                                                        3,576
                                                                    ---------
OIL & GAS EXPLORATION & PRODUCTION--0.0%
Noble Energy, Inc.                                           1,800        126
                                                                    ---------
OIL & GAS REFINING & MARKETING--0.3%
Holly Corp.                                                  8,000        479
Valero Energy Corp.                                          4,600        309
                                                                    ---------
                                                                          788
                                                                    ---------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.6%
Bank of America Corp.                                       95,200      4,786
Citigroup, Inc.                                             53,200      2,483
JPMorgan Chase & Co.                                        67,200      3,079
                                                                    ---------
                                                                       10,348
                                                                    ---------
PACKAGED FOODS & MEATS--0.7%
ConAgra Foods, Inc.                                         21,700        567
General Mills, Inc.                                         12,200        708
Heinz (H.J.) Co.                                            13,200        610
Kraft Foods, Inc. Class A                                        1         --(q)
                                                                    ---------
                                                                        1,885
                                                                    ---------
                                       11

Phoenix Strategic Allocation Series

                                                                        VALUE
                                                            SHARES      (000)
                                                         -----------  ----------
PAPER PACKAGING--0.1%
Packaging Corp. of America                                  13,300    $      387
                                                                      ----------
PERSONAL PRODUCTS--0.1%
NBTY, Inc.(f)                                                7,700           313
                                                                      ----------
PHARMACEUTICALS--3.7%
Abbott Laboratories                                          7,100           381
Endo Pharmaceuticals Holdings, Inc.(f)                       8,500           264
Forest Laboratories, Inc.(f)                                13,400           500
Johnson & Johnson                                           52,900         3,475
Merck & Co., Inc.                                           53,100         2,745
Pfizer, Inc.                                               117,900         2,880
Wyeth                                                        8,200           365
                                                                      ----------
                                                                          10,610
                                                                      ----------
PROPERTY & CASUALTY INSURANCE--1.4%
Allstate Corp. (The)                                        32,400         1,853
Chubb Corp. (The)                                            6,000           322
Cincinnati Financial Corp.                                   5,500           238
Philadelphia Consolidated
 Holding Co.(f)                                              3,200           132
Travelers Cos., Inc. (The)                                  27,900         1,405
                                                                      ----------
                                                                           3,950
                                                                      ----------
RAILROADS--0.1%
Norfolk Southern Corp.                                       7,200           374
                                                                      ----------
REGIONAL BANKS--0.5%
Bank of Hawaii Corp.                                         1,900           100
KeyCorp                                                     12,400           401
Regions Financial Corp.                                     14,700           433
SunTrust Banks, Inc.                                         3,100           235
Synovus Financial Corp.                                      6,400           180
                                                                      ----------
                                                                           1,349
                                                                      ----------
RESTAURANTS--1.0%
McDonald's Corp.                                            36,600         1,993
Yum! Brands, Inc.                                           23,200           785
                                                                      ----------
                                                                           2,778
                                                                      ----------
SEMICONDUCTOR EQUIPMENT--0.5%
Applied Materials, Inc.                                     20,900           432
KLA-Tencor Corp.                                             2,200           123
Lam Research Corp.(f)                                        4,600           245
MEMC Electronic Materials, Inc.(f)                           3,600           212
Novellus Systems, Inc.(f)                                   13,200           360
                                                                      ----------
                                                                           1,372
                                                                      ----------

                                                                        VALUE
                                                            SHARES      (000)
                                                         -----------  ----------
SEMICONDUCTORS--1.2%
Amkor Technology, Inc.(f)                                   15,700    $      181
Integrated Device Technology, Inc.(f)                       22,100           342
Intel Corp.                                                 25,900           670
International Rectifier Corp.(f)                             4,400           145
NVIDIA Corp.(f)                                             17,250           625
ON Semiconductor Corp.(f)                                   16,500           207
Texas Instruments, Inc.                                     29,800         1,091
                                                                      ----------
                                                                           3,261
                                                                      ----------
SOFT DRINKS--0.7%
Coca-Cola Co. (The)                                         22,800         1,310
Pepsi Bottling Group, Inc. (The)                            20,100           747
                                                                      ----------
                                                                           2,057
                                                                      ----------
SPECIALIZED REITS--0.1%
FelCor Lodging Trust, Inc.                                  14,800           295
                                                                      ----------
SPECIALTY CHEMICALS--0.1%
Albemarle Corp.                                              2,900           128
Fuller (H.B.) Co.                                            8,000           238
                                                                      ----------
                                                                             366
                                                                      ----------
STEEL--0.3%
AK Steel Holding Corp.(f)                                   11,200           492
Nucor Corp.                                                  1,400            83
United States Steel Corp.                                    2,100           223
                                                                      ----------
                                                                             798
                                                                      ----------
SYSTEMS SOFTWARE--2.6%
BMC Software, Inc.(f)                                        9,000           281
McAfee, Inc.(f)                                              4,100           143
Microsoft Corp.                                            148,500         4,375
Oracle Corp.(f)                                             77,100         1,669
Symantec Corp.(f)                                           39,900           773
                                                                      ----------
                                                                           7,241
                                                                      ----------
TECHNOLOGY DISTRIBUTORS--0.0%
Arrow Electronics, Inc.(f)                                   2,600           110
                                                                      ----------
TOBACCO--0.6%
Altria Group, Inc.                                           4,560           317
Loews Corp. - Carolina Group                                14,700         1,209
Universal Corp.                                              3,300           161
                                                                      ----------
                                                                           1,687
                                                                      ----------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Sprint Nextel Corp.                                         41,600           790

Phoenix Strategic Allocation Series


                                                                        VALUE
                                                            SHARES      (000)
                                                         -----------  ----------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $126,231)                                            159,928
                                                                   ----------
FOREIGN COMMON STOCKS(d)--0.2%

IT CONSULTING & OTHER SERVICES--0.1%
Accenture Ltd. Class A (United States)                     9,300   $      374
                                                                   ----------
PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A (United States)                    3,900          309
                                                                   ----------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $667)                                                    683
                                                                   ----------
TOTAL LONG TERM INVESTMENTS--97.6%
(IDENTIFIED COST $244,067)                                            277,146
                                                                   ----------
SHORT-TERM INVESTMENTS--1.8%


MONEY MARKET MUTUAL FUNDS--0.1%
State Street Navigator Prime Plus
 (5.08% seven-day effective yield)(o)                    170,838          171
                                                                   ----------


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
COMMERCIAL PAPER(p)--1.7%
Archer Daniels Midland Co.
 4.900% due 10/2/07                                      $ 1,980        1,980


                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                         -----------  ----------
COMMERCIAL PAPER--(CONTINUED)
International Lease Finance Corp.
 4.800% due 10/4/07                                      $ 2,900   $    2,899
                                                                   ----------
                                                                        4,879
                                                                   ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,050)                                                5,050
                                                                   ----------
TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $249,117)                                            282,196(a)
Other assets and liabilities, net--0.6%                                 1,561
                                                                   ----------
NET ASSETS--100.0%                                                 $  283,757
                                                                   ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $36,749 and gross depreciation of $3,962 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $249,409.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $12,929 (reported in 000's) or 4.6% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Schedules of Investments
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Non-income producing.
(g) Par value represents Australian Dollar.
(h) Par value represents Brazilian Real.
(i) Par value represents Canadian Dollar.
(j) Par value represents Euro.
(k) Par value represents Mexican Peso.
(l) Par value represents Norwegian Krone.
(m) Par value represents Swedish Krona.
(n) All or a portion of security is
    on loan.
(o) Represents security purchased with cash collateral received for securities on loan.
(p) The rate shown is the discount rate.
(q) Amount is less than $1,000.

Phoenix-Aberdeen International Series


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)



                                                                          VALUE
                                                          SHARES          (000)
                                                       -----------      --------
FOREIGN COMMON STOCKS(b)--93.2%


BELGIUM--3.4%
Belgacom SA (Integrated
 Telecommunication Services)                             351,000        $ 16,286
                                                                        --------
BRAZIL--4.4%
Petroleo Brasileiro S.A. ADR
 (Integrated Oil & Gas)                                  330,400          21,377
                                                                        --------
CHINA--4.7%
China Mobile Ltd. (Wireless
 Telecommunication Services)                             849,000          13,903
PetroChina Co. Ltd. Class H
 (Integrated Oil & Gas)                                4,734,000           8,976
                                                                        --------
                                                                          22,879
                                                                        --------
FINLAND--1.5%
Nokia Oyj Sponsored ADR
 (Communications Equipment)                              188,900           7,165
                                                                        --------
FRANCE--3.3%
PSA Peugeot Citroen SA
 (Automobile Manufacturers)(c)                            88,300           7,288
Sanofi-Aventis ADR
 (Pharmaceuticals)                                        86,900           3,686
Total SA Sponsored ADR
 (Integrated Oil & Gas)                                   58,300           4,724
                                                                        --------
                                                                          15,698
                                                                        --------
GERMANY--10.1%
adidas AG (Apparel, Accessories &
 Luxury Goods)                                            89,800           5,890
Commerzbank AG (Diversified Banks)                       216,800           8,777
Deutsche Post AG Registered Shares
 (Air Freight & Logistics)                               189,100           5,501
Deutsche Postbank AG
 (Diversified Banks)                                     139,800          10,264
E.ON AG (Electric Utilities)                             100,300          18,544
                                                                        --------
                                                                          48,976
                                                                        --------
HONG KONG--4.7%
CLP Holdings Ltd. (Electric Utilities)                 1,064,000           7,364
Swire Pacific Ltd. Class B
 (Multi-Sector Holdings)                               6,305,000          15,118
                                                                        --------
                                                                          22,482
                                                                        --------


                                                                          VALUE
                                                          SHARES          (000)
                                                       -----------      --------
INDIA--1.2%
ICICI Bank Ltd. Sponsored ADR
 (Diversified Banks)(c)                                  109,800        $  5,789
                                                                        --------
ITALY--5.0%
ENI S.p.A. (Integrated Oil & Gas)                        199,100           7,379
ENI S.p.A. Sponsored ADR
 (Integrated Oil & Gas)                                   55,500(f)        4,094
Intesa Sanpaolo S.p.A.
 (Diversified Banks)                                   1,618,000          12,493
                                                                        --------
                                                                          23,966
                                                                        --------
JAPAN--17.4%
Bank of Kyoto Ltd. (The)
 (Regional Banks)(c)                                     692,000           8,392
Canon, Inc. (Office Electronics)                         139,900           7,637
Canon, Inc. Sponsored ADR
 (Office Electronics)                                    116,050(f)        6,300
Daito Trust Construction Co. Ltd.
 (Homebuilding)                                          249,800          12,048
Mitsubishi UFJ Financial Group, Inc.
 (Diversified Banks)                                         686           6,153
Mitsubishi UFJ Financial Group, Inc. ADR
 (Diversified Banks)                                     350,900(f)        3,186
ORIX Corp. (Consumer Finance)                             47,800          10,903
Seven and I Holdings Co. Ltd.
 (Food Retail)                                           267,000           6,869
Takeda Pharmaceutical Co. Ltd.
 (Pharmaceuticals)                                       161,300          11,346
Toyota Motor Corp. (Automobile
 Manufacturers)                                          188,600          11,132
                                                                        --------
                                                                          83,966
                                                                        --------
MEXICO--2.0%
Grupo Aeroportuario del Sureste S.A.
 de C.V.  ADR (Airport Services)                         194,500           9,651
                                                                        --------
NETHERLANDS--0.8%
TNT N.V. ADR (Air Freight & Logistics)                    90,000           3,763
                                                                        --------
PORTUGAL--1.8%
Portugal Telecom SGPS S.A.
 (Integrated Telecommunication Services)                 633,400           8,878
                                                                        --------
SINGAPORE--1.2%
Oversea-Chinese Banking Corp. Ltd.
 (Diversified Banks)                                     993,400           5,952
                                                                        --------
SWEDEN--2.7%
Nordea Bank AB (Diversified Banks)                       522,300           9,102
                                                                        --------

Phoenix-Aberdeen International Series

                                                                       VALUE
                                                          SHARES       (000)
                                                       -----------   ---------
SWEDEN--(CONTINUED)
Telefonaktiebolaget LM Ericsson
 Sponsored ADR (Communications Equipment)                103,400     $  4,115
                                                                     --------
                                                                       13,217
                                                                     --------
SWITZERLAND--6.3%
Nestle S.A. Registered Shares
 (Packaged Foods & Meats)                                  7,200        3,234
Nestle S.A. Sponsored ADR
 (Packaged Foods & Meats)                                 41,900(f)     4,689
Novartis AG ADR (Pharmaceuticals)                         66,300        3,644
UBS AG (Diversified Capital Markets)                      55,600        2,961
Zurich Financial Services AG ADR
 (Multi-line Insurance)                                   68,500(f)     2,048
Zurich Financial Services AG Registered
 Shares (Multi-line Insurance)                            45,300       13,589
                                                                     --------
                                                                       30,165
                                                                     --------
TAIWAN--2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.
 Sponsored ADR (Semiconductors)                        1,145,332       11,591
                                                                     --------
UNITED KINGDOM--20.3%
AstraZeneca plc (Pharmaceuticals)                        185,100        9,275
British American Tobacco plc (Tobacco)                   248,400        8,904
Centrica plc (Multi-Utilities)                         1,668,400       12,989
GlaxoSmithKline plc Sponsored ADR
 (Pharmaceuticals)                                        68,200        3,628
HSBC Holdings plc Sponsored ADR
 (Diversified Banks)(c)                                   40,000        3,704
Morrison (WM.) Supermarkets plc (Food Retail)          1,267,600        7,320
Premier Foods plc (Packaged Foods & Meats)             2,300,500       10,496
Resolution plc (Life & Health Insurance)                 695,300        9,709
Tesco plc Sponsored ADR (Food Retail)                    173,500        4,658
Unilever plc Sponsored ADR
 (Packaged Foods & Meats)                                131,340        4,160
Vodafone Group plc (Wireless
 Telecommunication Services)                           2,014,000        7,273


                                                                       VALUE
                                                          SHARES       (000)
                                                       -----------   ---------
UNITED KINGDOM--(CONTINUED)
Vodafone Group plc Sponsored  ADR
 (Wireless Telecommunication Services)                   184,623(f)     6,702
Weir Group plc (The) (Industrial Machinery)              552,500        9,320
                                                                     --------
                                                                       98,138
                                                                     --------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $314,656)                                            449,939
                                                                     --------
FOREIGN PREFERRED STOCKS(b)--3.1%


SOUTH KOREA--3.1%
Samsung Electronics Co. Ltd. Pfd. 1.10%
 (Semiconductors)                                         32,300     $ 15,034
                                                                     --------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $11,881)                                              15,034
                                                                     --------
TOTAL LONG TERM INVESTMENTS--96.3%
(IDENTIFIED COST $326,537)                                            464,973
                                                                     --------
SHORT-TERM INVESTMENTS--4.0%


MONEY MARKET MUTUAL FUNDS--0.9%
State Street Navigator Prime Plus
 (5.08% seven-day effective yield)(d)                  4,483,618        4,484


                                                        PAR VALUE      VALUE
                                                          (000)        (000)
                                                       -----------   ----------
COMMERCIAL PAPER(e)--3.1%
Nicor, Inc.
 4.900% due 10/1/07                                        6,855        6,855
UBS Finance Delaware LLC
 4.750% due 10/1/07                                        7,825        7,825
                                                                     --------
                                                                       14,680
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $19,164)                                              19,164
                                                                     --------
TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $345,701)                                            484,137(a)

Other assets and liabilities, net--(0.3)%                              (1,457)
                                                                     --------
NET ASSETS--100.0%                                                   $482,680
                                                                     ========

Phoenix-Aberdeen International Series





(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $142,039 and gross depreciation of $7,191 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $349,289.
(b) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(c) All or a portion of security is on loan.
(d) Represents security purchased with cash collateral received for securities on loan.
(e) The rate shown is the discount rate.
(f) On October 20, 2006 the Phoenix Lazard International Equity Select Series was merged into the Phoenix-Aberdeen International Series. The Phoenix Lazard International Equity Select Series held some ADRs of issuers that were also held by the Phoenix-Aberdeen International Series. This has resulted in the fund holding both the local shares and the ADRs for certain issuers.

Phoenix-Alger Small-Cap Growth Series


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)



                                                                         VALUE
                                                          SHARES         (000)
                                                       -----------     ---------
DOMESTIC COMMON STOCKS--93.8%


AEROSPACE & DEFENSE--1.9%
BE Aerospace, Inc.(b)                                     18,000        $    748
Esterline Technologies Corp.(b)                            6,560             374
                                                                        --------
                                                                           1,122
                                                                        --------
AIR FREIGHT & LOGISTICS--0.2%
Pacer International, Inc.                                  6,500             124
                                                                        --------
AIRLINES--0.7%
AirTran Holdings, Inc.(b)                                 42,270             416
                                                                        --------
ALTERNATIVE CARRIERS--0.5%
Time Warner Telecom, Inc. Class A(b)                      13,275             292
                                                                        --------
APPAREL RETAIL--1.8%
Bebe Stores, Inc.                                         26,850             393
Coldwater Creek, Inc.(b)                                  29,450             320
DSW, Inc. Class A(b)                                      12,600             317
                                                                        --------
                                                                           1,030
                                                                        --------
APPAREL, ACCESSORIES & LUXURY GOODS--1.5%
Carter's, Inc.(b)                                         16,915             338
Phillips-Van Heusen Corp.                                 10,240             537
                                                                        --------
                                                                             875
                                                                        --------
APPLICATION SOFTWARE--4.0%
ANSYS, Inc.(b)                                            20,220             691
Concur Technologies, Inc.(b)                               7,840             247
Solera Holdings, Inc.(b)                                  23,070             415
Synchronoss Technologies, Inc.(b)                         16,615             699
TIBCO Software, Inc.(b)                                   32,065             237
                                                                        --------
                                                                           2,289
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS--0.9%
American Capital Strategies Ltd.                           2,985             127
Cohen & Steers, Inc.                                      10,875             403
                                                                        --------
                                                                             530
                                                                        --------
AUTO PARTS & EQUIPMENT--0.7%
Tenneco, Inc.(b)                                          13,530             420
                                                                        --------
AUTOMOTIVE RETAIL--0.3%
Advance Auto Parts, Inc.                                   4,820             162
                                                                        --------


                                                                         VALUE
                                                          SHARES         (000)
                                                       -----------     ---------
BIOTECHNOLOGY--6.7%
Acorda Therapeutics, Inc.(b)                              16,425        $    301
BioMarin Pharmaceutical, Inc.(b)                          12,630             315
InterMune, Inc.(b)                                        14,110             270
Neurocrine Biosciences, Inc.(b)                           28,032             280
Omrix Biopharmaceuticals, Inc.(b)                         12,105             427
Onyx Pharmaceuticals, Inc.(b)                             12,110             527
Progenics Pharmaceuticals, Inc.(b)                        19,445             430
Regeneron Pharmaceuticals, Inc.(b)                        18,490             329
Savient Pharmaceuticals, Inc.(b)                          24,360             355
United Therapeutics Corp.(b)                               9,335             621
                                                                        --------
                                                                           3,855
                                                                        --------
CASINOS & GAMING--2.4%
Ameristar Casinos, Inc.                                   20,610             579
Bally Technologies, Inc.(b)                               22,075             782
                                                                        --------
                                                                           1,361
                                                                        --------
COMMUNICATIONS EQUIPMENT--2.8%
Acme Packet, Inc.(b)                                      29,150             449
Foundry Networks, Inc.(b)                                 24,905             443
Polycom, Inc.(b)                                          20,625             554
Sonus Networks, Inc.(b)                                   30,960             189
                                                                        --------
                                                                           1,635
                                                                        --------
COMPUTER HARDWARE--0.2%
Avid Technology, Inc.(b)                                   4,790             130
                                                                        --------
COMPUTER STORAGE & PERIPHERALS--0.9%
Synaptics, Inc.(b)                                        11,335             541
                                                                        --------
CONSTRUCTION & ENGINEERING--1.7%
Aecom Technology Corp.(b)                                 16,475             576
URS Corp.(b)                                               7,145             403
                                                                        --------
                                                                             979
                                                                        --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.0%
Bucyrus International, Inc. Class A                        7,750             565
                                                                        --------
DATA PROCESSING & OUTSOURCED SERVICES--3.0%
Heartland Payment Systems, Inc.                           15,090             388
VeriFone Holdings, Inc.(b)                                17,510             776
Wright Express Corp.(b)                                   16,015             584
                                                                        --------
                                                                           1,748
                                                                        --------

Phoenix-Alger Small-Cap Growth Series

                                                                         VALUE
                                                          SHARES         (000)
                                                       -----------     ---------
DISTRIBUTORS--1.3%
LKQ Corp.(b)                                              22,190        $    772
                                                                        --------
DIVERSIFIED CAPITAL MARKETS--0.4%
HFF, Inc. Class A(b)                                      20,980             249
                                                                        --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--3.9%
Advisory Board Co. (The)(b)                                5,000             292
Corporate Executive Board Co. (The)                        2,875             213
FTI Consulting, Inc.(b)                                   14,305             720
GEO Group, Inc. (The)(b)                                  23,090             684
TeleTech Holdings, Inc.(b)                                14,050             336
                                                                        --------
                                                                           2,245
                                                                        --------
DIVERSIFIED METALS & MINING--1.1%
Thompson Creek Metals Co., Inc.(b)                        30,015             662
                                                                        --------
EDUCATION SERVICES--0.7%
Strayer Education, Inc.                                    2,500             422
                                                                        --------
ELECTRIC UTILITIES--1.3%
ITC Holdings Corp.                                        15,470             767
                                                                        --------
FOOTWEAR--2.6%
Deckers Outdoor Corp.(b)                                   6,550             719
Iconix Brand Group, Inc.(b)                               33,605             800
                                                                        --------
                                                                           1,519
                                                                        --------
HEALTH CARE EQUIPMENT--3.2%
DexCom, Inc.(b)                                           14,785             148
Hologic, Inc.(b)                                          12,330             752
Kyphon, Inc.(b)                                            6,730             471
Thoratec Corp.(b)                                         23,775             492
                                                                        --------
                                                                           1,863
                                                                        --------
HEALTH CARE FACILITIES--1.3%
Psychiatric Solutions, Inc.(b)                            19,715             774
                                                                        --------
HEALTH CARE SERVICES--1.4%
Gentiva Health Services, Inc.(b)                          15,315             294
Landauer, Inc.                                             9,500             484
                                                                        --------
                                                                             778
                                                                        --------
HEALTH CARE SUPPLIES--1.2%
Immucor, Inc.(b)                                           5,545             198
Inverness Medical Innovations, Inc.(b)                     8,900             493
                                                                        --------
                                                                             691
                                                                        --------
HEALTH CARE TECHNOLOGY--1.0%
Allscripts Healthcare Solutions, Inc.(b)                  21,890             592
                                                                        --------


                                                                         VALUE
                                                          SHARES         (000)
                                                       -----------     ---------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.4%
Resources Connection, Inc.                                10,000        $    232
                                                                        --------
INDUSTRIAL MACHINERY--3.1%
Actuant Corp. Class A                                      9,660             628
CLARCOR, Inc.                                             14,980             512
RBC Bearings, Inc.(b)                                     17,040             654
                                                                        --------
                                                                           1,794
                                                                        --------
INTEGRATED TELECOMMUNICATION SERVICES--0.7%
NeuStar, Inc. Class A(b)                                  11,325             388
                                                                        --------
INTERNET RETAIL--2.2%
GSi Commerce, Inc.(b)                                     21,249             565
priceline.com, Inc.(b)                                     8,070             716
                                                                        --------
                                                                           1,281
                                                                        --------
INTERNET SOFTWARE & SERVICES--5.0%
Autobytel, Inc.(b)                                        60,530             197
Autobytel, Inc.(b)(d)                                      3,757              12
DealerTrack Holdings, Inc.(b)                             18,495             775
Digital River, Inc.(b)                                    12,385             554
Internap Network Services Corp.(b)                        31,375             445
j2 Global Communications, Inc.(b)                          4,785             157
Omniture, Inc.(b)                                         14,860             451
VistaPrint Ltd.(b)                                         8,280             309
                                                                        --------
                                                                           2,900
                                                                        --------
INVESTMENT BANKING & BROKERAGE--2.0%
GFI Group, Inc.(b)                                         6,930             597
Greenhill & Co., Inc.                                      9,020             551
                                                                        --------
                                                                           1,148
                                                                        --------
IT CONSULTING & OTHER SERVICES--0.4%
SI International, Inc.(b)                                  9,010             257
                                                                        --------
LEISURE FACILITIES--1.0%
Life Time Fitness, Inc.(b)                                 9,250             567
                                                                        --------
LIFE SCIENCES TOOLS & SERVICES--2.8%
Illumina, Inc.(b)                                         11,915             618
Nektar Therapeutics(b)                                    29,690             262
Parexel International Corp.(b)                            17,565             725
                                                                        --------
                                                                           1,605
                                                                        --------
METAL & GLASS CONTAINERS--1.2%
Silgan Holdings, Inc.                                     12,800             688
                                                                        --------
OFFICE SERVICES & SUPPLIES--0.1%
American Reprographics Co.(b)                              2,950              55
                                                                        --------

Phoenix-Alger Small-Cap Growth Series

                                                                         VALUE
                                                          SHARES         (000)
                                                       -----------     ---------
OIL & GAS EQUIPMENT & SERVICES--2.7%
Dril-Quip, Inc.(b)                                        13,990        $    691
Horizon Offshore, Inc.(b)                                 26,010             429
T-3 Energy Services Inc(b)                                10,465             446
                                                                        --------
                                                                           1,566
                                                                        --------
OIL & GAS EXPLORATION & PRODUCTION--2.0%
Carrizo Oil & Gas, Inc.(b)                                11,350             509
Concho Resources, Inc.(b)                                 23,800             353
Mariner Energy, Inc.(b)                                   14,745             305
                                                                        --------
                                                                           1,167
                                                                        --------
PACKAGED FOODS & MEATS--1.2%
Hain Celestial Group, Inc. (The)(b)                       22,310             717
                                                                        --------
PHARMACEUTICALS--0.9%
Adams Respiratory Therapeutics, Inc.(b)                   10,650             410
Sepracor, Inc.(b)                                          3,600              99
                                                                        --------
                                                                             509
                                                                        --------
PROPERTY & CASUALTY INSURANCE--1.0%
First Mercury Financial Corp.(b)                          26,130             562
                                                                        --------
REGIONAL BANKS--3.5%
Boston Private Financial Holdings, Inc.                   21,425             597
Cathay General Bancorp                                    10,475             337
First Midwest Bancorp, Inc.                               12,820             438
Signature Bank(b)                                          9,545             336
Wintrust Financial Corp.                                   7,060             301
                                                                        --------
                                                                           2,009
                                                                        --------
RESTAURANTS--0.7%
McCormick & Schmick's Seafood Restaurants, Inc.(b)        20,225             381
                                                                        --------
SEMICONDUCTOR EQUIPMENT--2.1%
FormFactor, Inc.(b)                                       12,390             550
Tessera Technologies, Inc.(b)                             17,085             640
                                                                        --------
                                                                           1,190
                                                                        --------
SEMICONDUCTORS--3.4%
Atheros Communications, Inc.(b)                           22,335             669
Cirrus Logic, Inc.(b)                                     37,600             241
ON Semiconductor Corp.(b)                                 48,620             611
SiRF Technology Holdings, Inc.(b)                         19,545             417
                                                                        --------
                                                                           1,938
                                                                        --------
SPECIALIZED CONSUMER SERVICES--0.6%
Matthews International Corp. Class A                       7,700             337
                                                                        --------


                                                                         VALUE
                                                          SHARES         (000)
                                                       -----------     ---------
SPECIALTY CHEMICALS--1.4%
Balchem Corp.                                             14,100        $    288
Zoltek Companies, Inc.(b)                                 12,465             544
                                                                        --------
                                                                             832
                                                                        --------
THRIFTS & MORTGAGE FINANCE--1.3%
FirstFed Financial Corp.(b)                                6,270             311
Washington Federal, Inc.                                  16,550             434
                                                                        --------
                                                                             745
                                                                        --------
TRADING COMPANIES & DISTRIBUTORS--1.4%
TransDigm Group, Inc.(b)                                   7,000             320
William Scotsman International, Inc.(b)                   16,830             466
                                                                        --------
                                                                             786
                                                                        --------
WIRELESS TELECOMMUNICATION SERVICES--2.1%
Dobson Communications Corp. Class A(b)                    36,165             463
SBA Communications Corp. Class A(b)                       20,905             737
                                                                        --------
                                                                           1,200
                                                                        --------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $41,680)                                                 54,262
                                                                        --------

FOREIGN COMMON STOCKS(C)--5.5%

COAL & CONSUMABLE FUELS--0.7%
Uranium One, Inc. (Canada)(b)                             31,380             413
                                                                        --------
COMMUNICATIONS EQUIPMENT--1.2%
NICE Systems Ltd. - Sponsored ADR (Israel)(b)             19,115             685
                                                                        --------
HOTELS, RESORTS & CRUISE LINES--0.6%
Orient-Express Hotel Ltd. Class A (Bermuda)                6,389             328
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES--0.8%
North American Energy Partners, Inc. (Canada)(b)          26,845             463
                                                                        --------
OIL & GAS EXPLORATION & PRODUCTION--1.2%
Petrobank Energy & Resources Ltd. (Canada)(b)             17,670             677
                                                                        --------
TECHNOLOGY DISTRIBUTORS--1.0%
Mellanox Technologies Ltd. (Israel)(b)                    30,170             589
                                                                        --------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,352)                                                   3,155
                                                                        --------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $44,032)                                                 57,417
                                                                        --------

Phoenix-Alger Small-Cap Growth Series

                                                         PAR VALUE       VALUE
                                                          (000)          (000)
                                                       -----------     ---------
SHORT-TERM INVESTMENTS--0.3%

FEDERAL AGENCY SECURITIES(e)--0.3%
FHLB
 4.450% due 10/1/07                                     $     100    $    100
FHLB
 4.450% due 10/2/07                                           100         100
                                                                     --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $200)                                                    200
                                                                     --------
TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $44,232)                                              57,617(a)

Other assets and liabilities, net--0.4%                                   254
                                                                     --------
NET ASSETS--100.0%                                                   $ 57,871
                                                                     ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,913 and gross depreciation of $1,701 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $44,405.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2007, this security amounted to a value of $12 (reported in 000's) or 0.0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(e)  The rate shown is the discount rate.

Phoenix-Duff & Phelps Real Estate Securities Series


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)


                                                                         VALUE
                                                         SHARES          (000)
                                                        --------        --------
DOMESTIC COMMON STOCKS--96.9%


REAL ESTATE INVESTMENT TRUSTS--96.9%

DIVERSIFIED--4.5%
Vornado Realty Trust                                      62,924        $  6,881
                                                                        --------
HEALTH CARE--7.3%
HCP, Inc.                                                112,411           3,729
Health Care REIT, Inc.                                    51,507           2,279
Ventas, Inc.                                             127,567           5,281
                                                                        --------
                                                                          11,289
                                                                        --------
INDUSTRIAL/OFFICE--29.7%

INDUSTRIAL--8.7%
AMB Property Corp.                                        53,065           3,174
DCT Industrial Trust, Inc.                                60,521             633
Prologis                                                 145,893           9,680
                                                                        --------
                                                                          13,487
                                                                        --------
MIXED--2.0%
Duke Realty Corp.                                         77,286           2,613
PS Business Parks, Inc.                                    7,094             403
                                                                        --------
                                                                           3,016
                                                                        --------
OFFICE--15.4%
Alexandria Real Estate Equities, Inc.                     59,895           5,766
Boston Properties, Inc.                                   54,208           5,632
Corporate Office Properties Trust                        128,118           5,334
Douglas Emmett, Inc.                                      18,165             449
Kilroy Realty Corp.                                       15,854             961
SL Green Realty Corp.                                     48,496           5,663
                                                                        --------
                                                                          23,805
                                                                        --------
SPECIALTY--3.6%
Digital Realty Trust, Inc.                               142,897           5,629
                                                                        --------
                                                                          45,937
                                                                        --------
LODGING/RESORTS--8.1%
DiamondRock Hospitality Co.                              112,470           1,958
Host Hotels & Resorts, Inc.                              287,597           6,454
LaSalle Hotel Properties                                  52,874           2,225
Sunstone Hotel Investors, Inc.                            70,822           1,816
                                                                        --------
                                                                          12,453
                                                                        --------


                                                                         VALUE
                                                         SHARES          (000)
                                                        --------        --------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)

RESIDENTIAL--12.8%

APARTMENTS--12.8%
Archstone-Smith Trust                                     20,340          $1,223
AvalonBay Communities, Inc.                               41,953           4,953
BRE Properties, Inc.                                      35,876           2,007
Equity Residential                                       118,761           5,031
Essex Property Trust, Inc.                                38,075           4,476
UDR, Inc.                                                 86,434           2,102
                                                                        --------
                                                                          19,792
                                                                        --------
RETAIL--29.9%

REGIONAL MALLS--16.0%
General Growth Properties, Inc.                          118,164           6,336
Macerich Co. (The)                                        63,206           5,536
Simon Property Group, Inc.                               128,445          12,844
                                                                        --------
                                                                          24,716
                                                                        --------
SHOPPING CENTERS--13.9%
Developers Diversified Realty Corp.                       95,815           5,353
Federal Realty Investment Trust                           33,821           2,996
Kimco Realty Corp.                                       137,749           6,228
Regency Centers Corp.                                     58,983           4,527
Tanger Factory Outlet Centers, Inc.                       59,133           2,400
                                                                        --------
                                                                          21,504
                                                                        --------
                                                                          46,220
                                                                        --------
SELF STORAGE--4.6%
Extra Space Storage, Inc.                                162,516           2,501
Public Storage, Inc.                                      58,199           4,577
                                                                        --------
                                                                           7,078
                                                                        ========
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $86,454)                                                149,650
                                                                        --------
TOTAL LONG TERM INVESTMENTS--96.9%
(IDENTIFIED COST $86,454)                                                149,650
                                                                        --------

Phoenix-Duff & Phelps Real Estate Securities Series


                                                         PAR VALUE       VALUE
                                                          (000)          (000)
                                                       -----------     ---------
SHORT-TERM INVESTMENTS--2.6%


FEDERAL AGENCY SECURITIES(b)--2.6%
FHLB
 4.050% due 10/2/07                                    $   2,830     $  2,829
 4.570% due 10/11/07                                       1,200        1,198
                                                                     --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,028)                                                4,027
                                                                     --------
Total Investments--99.5%
(IDENTIFIED COST $90,482)                                             153,677
Other assets and liabilities, net--0.5%                                   795
                                                                     --------
NET ASSETS--100.0%                                                   $154,472
                                                                     ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $64,029 and gross depreciation of $924 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $90,572.
(b)  The rate shown is the discount rate.

Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)


                                                                      VALUE
                                                         SHARES       (000)
                                                        --------     ---------
EXCHANGE TRADED FUNDS--99.1%

Consumer Discretionary Select Sector SPDR Fund            24,030     $    885
Consumer Staples Select Sector SPDR Fund                  55,200        1,545
Energy Select Sector SPDR Fund                            26,164        1,962
Financial Select Sector SPDR Fund                         89,284        3,064
Health Care Select Sector SPDR Fund                       55,580        1,965
Industrial Select Sector SPDR Fund                        43,070        1,769
iShares Dow Jones US Telecommunications
  Sector Index Fund                                       25,860          875
iShares Lehman Short Treasury Bond Fund                   10,010        1,099
iShares MSCI Emerging Markets Index Fund                   8,760        1,309
iShares MSCI Japan Index Fund                             45,940          659
iShares S&P Europe 350 Index Fund                         22,225        2,649
iShares S&P Latin America 40 Index Fund                    3,635          878
Materials Select Sector SPDR Fund                         15,520          654
Technology Select Sector SPDR Fund                        89,345        2,410
Utilities Select Sector SPDR Fund                          5,430          216
                                                                     --------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $19,486)                                              21,939
                                                                     --------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $19,486)                                              21,939
                                                                     --------


                                                         PAR VALUE     VALUE
                                                          (000)        (000)
                                                       -----------   ---------
SHORT-TERM INVESTMENTS--0.6%

COMMERCIAL PAPER(b)--0.6%
UBS Finance Delaware LLC
 4.750% due 10/1/07                                      $   135          135
                                                                     --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $135)                                                    135
                                                                     --------
TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $19,621)                                              22,074(a)
Other assets and liabilities, net--0.3%                                    69
                                                                     --------
NET ASSETS--100.0%                                                   $ 22,143
                                                                     ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,204 and gross depreciation of $0 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $19,870.
(b)  The rate shown is the discount rate.

Phoenix-S&P Dynamic Asset Allocation Series: Growth


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)



                                                                       VALUE
                                                          SHARES       (000)
                                                         --------    ----------
EXCHANGE TRADED FUNDS--99.6%

Consumer Discretionary Select Sector SPDR Fund            24,818     $    914
Consumer Staples Select Sector SPDR Fund                  65,226        1,825
Energy Select Sector SPDR Fund                            28,079        2,106
Financial Select Sector SPDR Fund                         87,986        3,020
Health Care Select Sector SPDR Fund                       68,130        2,408
Industrial Select Sector SPDR Fund                        44,525        1,829
iShares Dow Jones US Telecommunications
 Sector Index Fund                                        26,730          905
iShares iBoxx Investment Grade Corporate
 Bond Fund                                                 2,873          303
iShares Lehman 1-3 Year Treasury Bond Fund                33,545        2,728
iShares Lehman 3-7 Year Treasury Bond Fund                 2,960          303
iShares Lehman 7-10 Year Treasury Bond Fund                3,610          303
iShares Lehman Short Treasury Bond Fund                   33,120        3,637
iShares MSCI Emerging Markets Index Fund                  10,080        1,506
iShares MSCI Japan Index Fund                             42,260          606
iShares S&P Europe 350 Index Fund                         25,550        3,046
iShares S&P Latin America 40 Index Fund                    3,775          912
Materials Select Sector SPDR Fund                         21,410          902
Technology Select Sector SPDR Fund                       100,799        2,718
Utilities Select Sector SPDR Fund                          7,490          298
                                                                     --------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $27,511)                                              30,269
                                                                     --------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $27,511)                                              30,269
                                                                     --------
TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $27,511)                                              30,269(a)

Other assets and liabilities, net--0.4%                                   123
                                                                     --------
NET ASSETS--100.0%                                                   $ 30,392
                                                                     ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,400 and gross depreciation of $0 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $27,869.

Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)


                                                                     VALUE
                                                         SHARES      (000)
                                                       ---------   -----------
EXCHANGE TRADED FUNDS--99.8%
Consumer Discretionary Select Sector SPDR Fund             4,942     $  182
Consumer Staples Select Sector SPDR Fund                  32,456        908
Energy Select Sector SPDR Fund                            14,363      1,077
Financial Select Sector SPDR Fund                         42,010      1,442
Health Care Select Sector SPDR Fund                       35,630      1,260
Industrial Select Sector SPDR Fund                        22,147        910
iShares Dow Jones US Telecommunications
  Sector Index Fund                                       15,950        540
iShares iBoxx Investment Grade Corporate
  Bond Fund                                                1,715        181
iShares Lehman 1-3 Year Treasury Bond Fund                26,692      2,171
iShares Lehman 10-20 Year Treasury Bond Fund               3,580        361
iShares Lehman 20+ Year Treasury Bond Fund                 4,078        362
iShares Lehman 3-7 Year Treasury Bond Fund                 7,070        724
iShares Lehman 7-10 Year Treasury Bond Fund                6,464        542
iShares Lehman Short Treasury Bond Fund                   28,010      3,076
iShares MSCI Emerging Markets Index Fund                   4,810        719
iShares MSCI Japan Index Fund                             12,610        181
iShares S&P Europe 350 Index Fund                         10,675      1,272
iShares S&P Latin America 40 Index Fund                    2,250        543
Materials Select Sector SPDR Fund                          8,520        359
Technology Select Sector SPDR Fund                        46,800      1,262
                                                                   --------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $16,665)                                            18,072
                                                                   --------
TOTAL LONG TERM INVESTMENTS--99.8%
(IDENTIFIED COST $16,665)                                            18,072
                                                                   --------


                                                        PAR VALUE      VALUE
                                                          (000)        (000)
                                                       -----------   ---------
SHORT-TERM INVESTMENTS--0.6%

COMMERCIAL PAPER(b)--0.6%
UBS Finance Delaware LLC 4.75%, 10/1/07                 $    100   $      100
                                                                   ==========
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $100)                                                    100
                                                                   ----------
TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $16,765)                                              18,172(a)
Other assets and liabilities, net--(0.4)%                                 (73)
                                                                   ----------
NET ASSETS--100.0%                                                 $   18,099
                                                                   ==========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,263 and gross depreciation of $12 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $16,921.
(b)  The rate shown is the discount rate.

Phoenix-S&P Dynamic Asset Allocation Series: Moderate


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)



                                                                      VALUE
                                                         SHARES       (000)
                                                        --------    ----------

EXCHANGE TRADED FUNDS--98.2%
Consumer Staples Select Sector SPDR Fund                 7,030       $    197
Energy Select Sector SPDR Fund                           3,454            259
Financial Select Sector SPDR Fund                        7,506            258
Health Care Select Sector SPDR Fund                      7,360            260
Industrial Select Sector SPDR Fund                       3,210            132
iShares Dow Jones US Telecommunications Sector
  Index Fund                                             3,870            131
iShares iBoxx Investment Grade Corporate
  Bond Fund                                              1,255            132
iShares Lehman 1-3 Year Treasury Bond Fund              16,085          1,308
iShares Lehman 10-20 Year Treasury Bond Fund             2,600            262
iShares Lehman 20+ Year Treasury Bond Fund               2,239            199
iShares Lehman 3-7 Year Treasury Bond Fund               3,840            393
iShares Lehman 7-10 Year Treasury Bond Fund              3,908            328
iShares Lehman Short Treasury Bond Fund                 14,835          1,629
iShares MSCI Emerging Markets Index Fund                 1,370            205
iShares S&P Europe 350 Index Fund                        2,790            333
iShares S&P Latin America 40 Index Fund                    580            140
Materials Select Sector SPDR Fund                        3,120            131
Technology Select Sector SPDR Fund                       9,809            264
                                                                     --------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $6,245)                                                6,561
                                                                     --------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $6,245)                                                6,561
                                                                     --------
TOTAL INVESTMENTS--98.2%
(IDENTIFIED COST $6,245)                                                6,561(a)

Other assets and liabilities, net--1.8%                                   119
                                                                     --------
NET ASSETS--100.0%                                                   $  6,680
                                                                     ========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $283 and gross depreciation of $0 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $6,278.

Phoenix-Sanford Bernstein Mid-Cap Value Series



                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)



                                                                          VALUE
                                                          SHARES          (000)
                                                         --------       --------
DOMESTIC COMMON STOCKS--92.4%

AEROSPACE & DEFENSE--0.8%
Goodrich Corp.                                            18,000        $  1,228
                                                                        --------
AGRICULTURAL PRODUCTS--0.7%
Corn Products International, Inc.                         23,400           1,073
                                                                        --------
AIRLINES--1.8%
Alaska Air Group, Inc.(b)                                 34,100             788
Continental Airlines, Inc. Class B(b)                     30,100             994
SkyWest, Inc.                                             30,200             760
                                                                        --------
                                                                           2,542
                                                                        --------
APPAREL, ACCESSORIES & LUXURY GOODS--1.4%
Jones Apparel Group, Inc.                                 37,000             782
VF Corp.                                                  14,900           1,203
                                                                        --------
                                                                           1,985
                                                                        --------
AUTO PARTS & EQUIPMENT--2.6%
ArvinMeritor, Inc.                                        93,500           1,573
TRW Automotive Holdings Corp.(b)                          70,800           2,243
                                                                        --------
                                                                           3,816
                                                                        --------
AUTOMOTIVE RETAIL--0.7%
AutoNation, Inc.(b)                                       58,061           1,029
                                                                        --------
BREWERS--1.5%
Molson Coors Brewing Co. Class B                          21,500           2,143
                                                                        --------
COMMODITY CHEMICALS--1.8%
Celanese Corp. Series A                                   65,500           2,553
                                                                        --------
COMMUNICATIONS EQUIPMENT--1.2%
CommScope, Inc.(b)                                        34,500           1,733
                                                                        --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.7%
AGCO Corp.(b)                                             37,300           1,894
Terex Corp.(b)                                            22,800           2,029
                                                                        --------
                                                                           3,923
                                                                        --------
DEPARTMENT STORES--0.3%
Dillard's, Inc. Class A                                   23,000             502
                                                                        --------
DIVERSIFIED CHEMICALS--1.0%
Ashland, Inc.                                             24,000           1,445
                                                                        --------

                                                                          VALUE
                                                          SHARES          (000)
                                                         --------       --------
ELECTRIC UTILITIES--3.5%
Allegheny Energy, Inc.(b)                                 14,400          $  753
Northeast Utilities                                       66,700           1,906
Reliant Energy, Inc.(b)                                   94,000           2,406
                                                                        --------
                                                                           5,065
                                                                        --------
ELECTRICAL COMPONENTS & EQUIPMENT--4.1%
Acuity Brands, Inc.                                       25,100           1,267
Cooper Industries Ltd. Class A                            34,300           1,752
EnerSys(b)                                                50,300             894
Regal-Beloit Corp.                                        41,800           2,002
                                                                        --------
                                                                           5,915
                                                                        --------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.1%
AVX Corp.                                                 22,400             361
Checkpoint Systems, Inc.(b)                               43,800           1,156
Vishay Intertechnology, Inc.(b)                          112,400           1,464
                                                                        --------
                                                                           2,981
                                                                        --------
ELECTRONIC MANUFACTURING SERVICES--0.7%
Sanmina-SCI Corp.(b)                                     167,000             354
Solectron Corp.(b)                                       154,400             602
                                                                        --------
                                                                             956
                                                                        --------
FOOD DISTRIBUTORS--1.5%
Performance Food Group Co.(b)                             70,200           2,115
                                                                        --------
FOOD RETAIL--2.5%
Ruddick Corp.                                             64,300           2,157
SUPERVALU, Inc.                                           35,500           1,385
                                                                        --------
                                                                           3,542
                                                                        --------
GAS UTILITIES--0.4%
Atmos Energy Corp.                                        19,400             549
                                                                        --------
HEALTH CARE DISTRIBUTORS--0.2%
PharMerica Corp.(b)                                       16,105             240
                                                                        --------
HEALTH CARE FACILITIES--1.5%
Kindred Healthcare, Inc.(b)                               44,000             788
LifePoint Hospitals, Inc.(b)                              23,200             696
Universal Health Services, Inc. Class B                   12,000             653
                                                                        --------
                                                                           2,137
                                                                        --------
HEALTH CARE SERVICES--0.6%
Apria Healthcare Group, Inc.(b)                           29,600             770

Phoenix-Sanford Bernstein Mid-Cap Value Series


                                                                          VALUE
                                                          SHARES          (000)
                                                         --------       --------
HEALTH CARE SERVICES--(CONTINUED)
Omnicare, Inc.                                             3,000        $     99
                                                                        --------
                                                                             869
                                                                        --------
HOME FURNISHINGS--0.4%
Furniture Brands International, Inc.                      59,700             605
                                                                        --------
HOMEBUILDING--0.3%
KB Home                                                   17,500             439
                                                                        --------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.4%
Kelly Services, Inc. Class A                              28,000             555
                                                                        --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
Constellation Energy Group, Inc.                          12,400           1,064
                                                                        --------
INDUSTRIAL MACHINERY--5.5%
Briggs & Stratton Corp.                                   55,600           1,400
Kennametal, Inc.                                          26,500           2,225
Mueller Industries, Inc.                                  41,800           1,511
SPX Corp.                                                 30,200           2,795
                                                                        --------
                                                                           7,931
                                                                        --------
INTEGRATED OIL & GAS--1.7%
Hess Corp.                                                36,100           2,402
                                                                        --------
LIFE & HEALTH INSURANCE--1.2%
StanCorp Financial Group, Inc.                            36,200           1,792
                                                                        --------
LIFE SCIENCES TOOLS & SERVICES--1.7%
PerkinElmer, Inc.                                         82,000           2,395
                                                                        --------
MANAGED HEALTH CARE--1.2%
Molina Healthcare, Inc.(b)                                48,800           1,770
                                                                        --------
METAL & GLASS CONTAINERS--1.5%
AptarGroup, Inc.                                          22,200             841
Owens-Illinois, Inc.(b)                                    4,500             186
Silgan Holdings, Inc.                                     20,700           1,113
                                                                        --------
                                                                           2,140
                                                                        --------
MULTI-UTILITIES--1.7%
Puget Energy, Inc.                                        48,300           1,182
Wisconsin Energy Corp.                                    29,800           1,342
                                                                        --------
                                                                           2,524
                                                                        --------
OFFICE REITS--0.9%
Digital Realty Trust, Inc.                                31,500           1,241
                                                                        --------
OFFICE SERVICES & SUPPLIES--2.3%
IKON Office Solutions, Inc.                              125,300           1,610


                                                                          VALUE
                                                          SHARES          (000)
                                                         --------       --------
OFFICE SERVICES & SUPPLIES--(CONTINUED)
United Stationers, Inc.(b)                                30,000        $  1,666
                                                                        --------
                                                                           3,276
                                                                        --------
OIL & GAS DRILLING--0.4%
Rowan Cos., Inc.                                          14,800             541
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES--2.0%
Exterran Holdings, Inc.(b)                                24,830           1,995
Oil States International, Inc.(b)                         20,000             966
                                                                        --------
                                                                           2,961
                                                                        --------
PACKAGED FOODS & MEATS--0.5%
Smithfield Foods, Inc.(b)                                 22,800             718
                                                                        --------
PAPER PACKAGING--0.4%
Sonoco Products Co.                                       20,500             619
                                                                        --------
PHARMACEUTICALS--0.5%
Endo Pharmaceuticals Holdings, Inc.(b)                    21,200             657
                                                                        --------
PROPERTY & CASUALTY INSURANCE--2.1%
Fidelity National Financial, Inc. Class A                 75,900           1,327
Old Republic International Corp.                          92,500           1,733
                                                                        --------
                                                                           3,060
                                                                        --------
REGIONAL BANKS--6.7%
Central Pacific Financial Corp.                           53,800           1,571
South Financial Group, Inc. (The)                         60,900           1,385
Susquehanna Bancshares, Inc.                              70,600           1,419
Trustmark Corp.                                           54,834           1,538
UnionBanCal Corp.                                         14,500             847
Webster Financial Corp.                                   44,100           1,857
Whitney Holding Corp.                                     38,500           1,016
                                                                        --------
                                                                           9,633
                                                                        --------
RESIDENTIAL REITS--0.6%
Mid-America Apartment Communities, Inc.                   16,000             798
                                                                        --------
RESTAURANTS--1.0%
Jack in the Box, Inc.(b)                                  12,100             785
Papa John's International, Inc.(b)                        26,000             635
                                                                        --------
                                                                           1,420
                                                                        --------
RETAIL REITS--0.8%
Tanger Factory Outlet Centers                              9,600             390
Taubman Centers, Inc.                                     13,400             733
                                                                        --------
                                                                           1,123
                                                                        --------

Phoenix-Sanford Bernstein Mid-Cap Value Series


                                                                        VALUE
                                                          SHARES        (000)
                                                         --------     --------
SEMICONDUCTOR EQUIPMENT--0.4%
Teradyne, Inc.(b)                                         45,000      $   621
                                                                      -------
SEMICONDUCTORS--1.9%
Amkor Technology, Inc.(b)                                 54,000          622
Spansion, Inc. Class A(b)                                 78,000          659
Zoran Corp.(b)                                            72,900        1,473
                                                                      -------
                                                                        2,754
                                                                      -------
SPECIALIZED REITS--1.7%
Ashford Hospitality Trust, Inc.                           68,000          683
FelCor Lodging Trust, Inc.                                60,700        1,210
Strategic Hotels & Resorts, Inc.                          30,500          628
                                                                      -------
                                                                        2,521
                                                                      -------
SPECIALTY CHEMICALS--4.8%
Cytec Industries, Inc.                                    32,600        2,230
Lubrizol Corp. (The)                                      37,200        2,420
Rockwood Holdings, Inc.(b)                                64,900        2,325
                                                                      -------
                                                                        6,975
                                                                      -------
SPECIALTY STORES--0.1%
Office Depot, Inc.(b)                                      9,000          186
                                                                      -------
STEEL--3.7%
Commercial Metals Co.                                     49,900        1,579
Metal Management, Inc.                                    35,900        1,946
Steel Dynamics, Inc.                                      40,200        1,877
                                                                      -------
                                                                        5,402
                                                                      -------
TECHNOLOGY DISTRIBUTORS--1.6%
Arrow Electronics, Inc.(b)                                40,500        1,722
Tech Data Corp.(b)                                        13,500          542
                                                                      -------
                                                                        2,264
                                                                      -------
THRIFTS & MORTGAGE FINANCE--1.9%
Astoria Financial Corp.                                   51,750        1,373
Provident Financial Services, Inc.                        87,500        1,432
                                                                      -------
                                                                        2,805
                                                                      -------
TOBACCO--1.4%
Universal Corp.                                           41,300        2,022
                                                                      -------
TRADING COMPANIES & DISTRIBUTORS--1.5%
GATX Corp.                                                49,100        2,099
                                                                      -------
TRUCKING--5.3%
Arkansas Best Corp.                                       41,000        1,339
Avis Budget Group, Inc.(b)                                84,800        1,941
Con-Way, Inc.                                             35,000        1,610


                                                                        VALUE
                                                          SHARES        (000)
                                                         --------     --------
TRUCKING--(CONTINUED)
Ryder System, Inc.                                        29,100     $  1,426
Werner Enterprises, Inc.                                  76,500        1,312
                                                                     --------
                                                                        7,628
                                                                     --------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $115,560)                                            133,282
                                                                     --------
FOREIGN COMMON STOCKS(C)--7.2%

AUTO PARTS & EQUIPMENT--0.5%
Autoliv, Inc. (Sweden)                                    12,000          717
                                                                     --------
COMMERCIAL PRINTING--0.4%
Quebecor World, Inc. (Canada)(b)                          53,000          514
                                                                     --------
COMMODITY CHEMICALS--0.5%
Methanex Corp. (Canada)                                   29,800          757
                                                                     --------
PROPERTY & CASUALTY INSURANCE--1.3%
Aspen Insurance Holdings Ltd.
 (United States)                                          66,100        1,845
                                                                     --------
REINSURANCE--4.5%
Arch Capital Group Ltd. (United States)(b)                37,500        2,790
PartnerRe Ltd. (United States)                             6,700          529
Platinum Underwriters Holdings Ltd.
 (United States)                                          64,000        2,302
RenaissanceRe Holdings Ltd. (United States)               13,500          883
                                                                     --------
                                                                        6,504
                                                                     --------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $8,815)                                               10,337
                                                                     --------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $124,375)                                            143,619
                                                                     --------

SHORT-TERM INVESTMENTS--0.2%

MONEY MARKET MUTUAL FUNDS--0.2%
SSgA Money Market Fund
 (4.96% seven-day effective yield)                       330,737          331
                                                                     --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $331)                                                    331
                                                                     --------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $124,706)                                            143,950(a)

Other assets and liabilities, net--0.2%                                   340
                                                                     --------
NET ASSETS--100.0%                                                   $144,290
                                                                     ========

Phoenix-Sanford Bernstein Mid-Cap Value Series




(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $28,245 and gross depreciation of $8,908 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $124,613.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Phoenix-Sanford Bernstein Small-Cap Value Series



                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)



                                                                         VALUE
                                                          SHARES         (000)
                                                         --------      ---------
DOMESTIC COMMON STOCKS--92.5%


AGRICULTURAL PRODUCTS--0.9%
Corn Products International, Inc.                         16,100        $    739
                                                                        --------
AIRLINES--1.6%
Alaska Air Group, Inc.(b)                                 19,100             441
Continental Airlines, Inc. Class B(b)                     14,500             479
SkyWest, Inc.                                             16,500             415
                                                                        --------
                                                                           1,335
                                                                        --------
APPAREL RETAIL--0.5%
Shoe Carnival, Inc.(b)                                    26,800             423
                                                                        --------
APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Jones Apparel Group, Inc.                                 11,600             245
                                                                        --------
AUTO PARTS & EQUIPMENT--2.5%
ArvinMeritor, Inc.                                        56,800             955
TRW Automotive Holdings Corp.(b)                          33,400           1,058
                                                                        --------
                                                                           2,013
                                                                        --------
AUTOMOBILE MANUFACTURERS--0.1%
Monaco Coach Corp.                                         6,000              84
                                                                        --------
AUTOMOTIVE RETAIL--1.1%
Sonic Automotive, Inc. Class A                            36,250             868
                                                                        --------
COMMUNICATIONS EQUIPMENT--1.4%
CommScope, Inc.(b)                                        22,100           1,110
                                                                        --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--3.5%
Accuride Corp.(b)                                         84,875           1,028
Commercial Vehicle Group, Inc.(b)                         38,400             493
Terex Corp.(b)                                            14,300           1,273
                                                                        --------
                                                                           2,794
                                                                        --------
DEPARTMENT STORES--0.4%
Dillard's, Inc. Class A                                   13,200             288
                                                                        --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.1%
Angelica Corp.                                            20,575             406
First Consulting Group, Inc.(b)                           47,100             485
                                                                        --------
                                                                             891
                                                                        --------
ELECTRIC UTILITIES--1.4%
Northeast Utilities                                       38,950           1,113
                                                                        --------


                                                                         VALUE
                                                          SHARES         (000)
                                                         --------      ---------
ELECTRICAL COMPONENTS & EQUIPMENT--3.0%
Acuity Brands, Inc.                                       14,100        $    712
EnerSys(b)                                                55,300             983
Regal-Beloit Corp.                                        16,000             766
                                                                        --------
                                                                           2,461
                                                                        --------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.0%
AVX Corp.                                                 13,600             219
Checkpoint Systems, Inc.(b)                               22,600             596
Vishay Intertechnology, Inc.(b)                           63,400             826
                                                                        --------
                                                                           1,641
                                                                        --------
ELECTRONIC MANUFACTURING SERVICES--1.4%
CTS Corp.                                                 76,100             982
Sanmina-SCI Corp.(b)                                      85,500             181
                                                                        --------
                                                                           1,163
                                                                        --------
FOOD DISTRIBUTORS--1.3%
Performance Food Group Co.(b)                             33,900           1,021
                                                                        --------
FOOD RETAIL--1.6%
Ruddick Corp.                                             37,500           1,258
                                                                        --------
GAS UTILITIES--0.3%
Atmos Energy Corp.                                         8,700             246
                                                                        --------
HEALTH CARE DISTRIBUTORS--0.2%
PharMerica Corp.(b)                                        9,626             144
                                                                        --------
HEALTH CARE EQUIPMENT--2.0%
CONMED Corp.(b)                                           23,100             647
Datascope Corp.                                           27,600             933
                                                                        --------
                                                                           1,580
                                                                        --------
HEALTH CARE FACILITIES--2.2%
Five Star Quality Care, Inc.(b)                           58,000             477
Kindred Healthcare, Inc.(b)                               26,300             471
LifePoint Hospitals, Inc.(b)                              15,200             456
Universal Health Services, Inc. Class B                    7,600             414
                                                                        --------
                                                                           1,818
                                                                        --------
HEALTH CARE SERVICES--1.3%
Apria Healthcare Group, Inc.(b)                           15,800             411
Gentiva Health Services, Inc.(b)                          31,700             609
                                                                        --------
                                                                           1,020
                                                                        --------

Phoenix-Sanford Bernstein Small-Cap Value Series


                                                                         VALUE
                                                          SHARES         (000)
                                                         --------      ---------
HOME FURNISHINGS--0.5%
Furniture Brands International, Inc.                      36,300        $    368
                                                                        --------
HOMEBUILDING--0.3%
KB Home                                                   10,200             256
                                                                        --------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.4%
Kelly Services, Inc. Class A                              16,000             317
                                                                        --------
INDUSTRIAL MACHINERY--7.1%
Briggs & Stratton Corp.                                   31,900             803
Columbus McKinnon Corp.(b)                                55,300           1,377
Hurco Cos., Inc.(b)                                        3,000             162
Kennametal, Inc.                                          16,700           1,403
Lydall, Inc.(b)                                           35,900             333
Mueller Industries, Inc.                                  22,200             802
Robbins & Myers, Inc.                                     14,400             825
                                                                        --------
                                                                           5,705
                                                                        --------
LEISURE PRODUCTS--0.3%
Steinway Musical Instruments, Inc.                         7,200             213
                                                                        --------
LIFE & HEALTH INSURANCE--1.2%
StanCorp Financial Group, Inc.                            20,100             995
                                                                        --------
LIFE SCIENCES TOOLS & SERVICES--1.5%
PerkinElmer, Inc.                                         40,500           1,183
                                                                        --------
MANAGED HEALTH CARE--1.3%
Molina Healthcare, Inc.(b)                                29,600           1,074
                                                                        --------
METAL & GLASS CONTAINERS--2.7%
AptarGroup, Inc.                                          12,600             477
Myers Industries, Inc.                                    29,900             593
Silgan Holdings, Inc.                                     20,100           1,080
                                                                        --------
                                                                           2,150
                                                                        --------
MULTI-LINE INSURANCE--0.4%
American National Insurance Co.                            2,700             355
                                                                        --------
MULTI-UTILITIES--0.8%
Puget Energy, Inc.                                        27,200             666
                                                                        --------
OFFICE REITS--0.9%
Digital Realty Trust, Inc.                                18,700             737
                                                                        --------
OFFICE SERVICES & SUPPLIES--1.2%
IKON Office Solutions, Inc.                               75,200             966
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES--3.2%
Bristow Group, Inc.(b)                                     5,400             236
Exterran Holdings, Inc.(b)                                15,920           1,279



                                                                         VALUE
                                                          SHARES         (000)
                                                         --------      ---------
OIL & GAS EQUIPMENT & SERVICES--(CONTINUED)
Oil States International, Inc.(b)                         21,600        $  1,043
                                                                        --------
                                                                           2,558
                                                                        --------
PACKAGED FOODS & MEATS--2.1%
J & J Snack Foods Corp.                                   14,000             488
Smithfield Foods, Inc.(b)                                 37,561           1,183
                                                                        --------
                                                                           1,671
                                                                        --------
PAPER PACKAGING--0.7%
Rock-Tenn Co. Class A                                     18,300             529
                                                                        --------
PAPER PRODUCTS--0.8%
Schweitzer-Mauduit International, Inc.                    27,525             641
                                                                        --------
PROPERTY & CASUALTY INSURANCE--2.6%
American Physicians Capital, Inc.                         33,450           1,303
Harleysville Group, Inc.                                  24,800             793
                                                                        --------
                                                                           2,096
                                                                        --------
REGIONAL BANKS--7.6%
AmericanWest Bancorp                                      10,500             206
Banner Corp.                                              18,600             640
Central Pacific Financial Corp.                           31,000             905
Community Bank System, Inc.                               17,600             343
South Financial Group, Inc. (The)                         38,400             873
Susquehanna Bancshares, Inc.                              38,200             768
Trustmark Corp.                                           34,900             979
Webster Financial Corp.                                   24,500           1,032
Whitney Holding Corp.                                     15,600             411
                                                                        --------
                                                                           6,157
                                                                        --------
RESIDENTIAL REITS--0.8%
Mid-America Apartment Communities, Inc.                   12,400             618
                                                                        --------
RESTAURANTS--1.2%
Jack in the Box, Inc.(b)                                   6,500             421
Papa John's International, Inc.(b)                        23,600             577
                                                                        --------
                                                                             998
                                                                        --------
RETAIL REITS--1.0%
Tanger Factory Outlet Centers                             10,300             418
Taubman Centers, Inc.                                      7,600             416
                                                                        --------
                                                                             834
                                                                        --------
SEMICONDUCTORS--1.6%
Spansion, Inc. Class A(b)                                 44,400             375
Zoran Corp.(b)                                            46,300             935
                                                                        --------
                                                                           1,310
                                                                        --------

Phoenix-Sanford Bernstein Small-Cap Value Series


                                                                       VALUE
                                                          SHARES       (000)
                                                         --------    ---------
SPECIALIZED CONSUMER SERVICES--0.5%
Steiner Leisure Ltd.(b)                                    9,000     $    391
                                                                     --------
SPECIALIZED REITS--1.9%
Ashford Hospitality Trust, Inc.                           38,000          382
FelCor Lodging Trust, Inc.                                40,100          799
Strategic Hotels & Resorts, Inc.                          18,500          381
                                                                     --------
                                                                        1,562
                                                                     --------
SPECIALTY CHEMICALS--4.4%
Cytec Industries, Inc.                                    18,700        1,279
PolyOne Corp.(b)                                         120,300          899
Rockwood Holdings, Inc.(b)                                38,600        1,383
                                                                     --------
                                                                        3,561
                                                                     --------
STEEL--4.6%
Commercial Metals Co.                                     35,100        1,111
Metal Management, Inc.                                    20,400        1,105
Quanex Corp.                                               9,600          451
Steel Dynamics, Inc.                                      22,800        1,065
                                                                     --------
                                                                        3,732
                                                                     --------
TECHNOLOGY DISTRIBUTORS--0.8%
PC Connection, Inc.(b)                                    51,200          640
                                                                     --------
THRIFTS & MORTGAGE FINANCE--2.1%
Astoria Financial Corp.                                   33,750          895
Provident Financial Services, Inc.                        50,300          824
                                                                     --------
                                                                        1,719
                                                                     --------
TOBACCO--1.3%
Universal Corp.                                           21,200        1,038
                                                                     --------
TRADING COMPANIES & DISTRIBUTORS--2.7%
GATX Corp.                                                27,800        1,188
Kaman Corp.                                               29,100        1,006
                                                                     --------
                                                                        2,194
                                                                     --------
TRUCKING--3.9%
Arkansas Best Corp.                                       20,000          653
Avis Budget Group, Inc.(b)                                36,100          826
Con-Way, Inc.                                             17,900          823
Dollar Thrifty Automotive Group, Inc.(b)                   8,200          285



                                                                       VALUE
                                                          SHARES       (000)
                                                         --------    ---------
TRUCKING--(CONTINUED)
Werner Enterprises, Inc.                                  34,200     $    587
                                                                     --------
                                                                        3,174
                                                                     --------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $66,603)                                              74,663
                                                                     --------
FOREIGN COMMON STOCKS(c)--6.7%


BROADCASTING & CABLE TV--0.3%
Corus Entertainment, Inc. Class B (Canada)                 6,000          285
                                                                     --------
COMMERCIAL PRINTING--0.4%
Quebecor World, Inc. (Canada)(b)                          33,500          324
                                                                     --------
COMMODITY CHEMICALS--0.6%
Methanex Corp. (Canada)                                   17,800          452
                                                                     --------
PROPERTY & CASUALTY INSURANCE--1.4%
Aspen Insurance Holdings Ltd. (United States)             40,700        1,136
                                                                     --------
REINSURANCE--4.0%
Arch Capital Group Ltd. (United States)(b)                21,700        1,615
PartnerRe Ltd. (United States)                             2,900          229
Platinum Underwriters Holdings Ltd. (United States)       38,400        1,381
                                                                     --------
                                                                        3,225
                                                                     --------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,651)                                                5,422
                                                                     --------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $71,254)                                              80,085
                                                                     --------

SHORT-TERM INVESTMENTS--0.1%


MONEY MARKET MUTUAL FUNDS--0.1%
SSgA Money Market Fund
 (4.96% seven-day effective yield)                        89,153           89
                                                                     --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $89)                                                      89
                                                                     --------
TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $71,343)                                              80,174(a)

Other assets and liabilities, net--0.7%                                   589
                                                                     --------
NET ASSETS--100.0%                                                   $ 80,763
                                                                     ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,346 and gross depreciation of $5,515 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $71,343.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Phoenix-Van Kampen Comstock Series


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)


                                                                 VALUE
                                                   SHARES        (000)
                                                  --------   ------------
DOMESTIC COMMON STOCKS--87.9%


AIRLINES--0.7%
Southwest Airlines Co.                             45,000     $       666
                                                              -----------
ALUMINUM--0.7%
Alcoa, Inc.                                        19,000             743
                                                              -----------
ASSET MANAGEMENT & CUSTODY BANKS--1.5%
Bank of New York Mellon Corp. (The)                34,245           1,511
                                                              -----------
BREWERS--0.7%
Anheuser-Busch Cos., Inc.                          14,300             715
                                                              -----------
BROADCASTING & CABLE TV--4.4%
Clear Channel Communications, Inc.                 15,699             588
Comcast Corp. Class A(b)                          112,750           2,726
Liberty Media Corp. - Capital Class A(b)            8,395           1,048
                                                              -----------
                                                                    4,362
                                                              -----------
CATALOG RETAIL--0.9%
Liberty Media Corp. - Interactive Class A(b)       45,375             872
                                                              -----------
COMMUNICATIONS EQUIPMENT--0.4%
Cisco Systems, Inc.(b)                             12,300             407
                                                              -----------
COMPUTER HARDWARE--2.8%
Dell, Inc.(b)                                      44,700           1,233
Hewlett-Packard Co.                                10,700             533
International Business Machines Corp.               8,200             966
                                                              -----------
                                                                    2,732
                                                              -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.6%
Computer Sciences Corp.(b)                          3,200             179
Western Union Co. (The)                            17,700             371
                                                              -----------
                                                                      550
                                                              -----------
DIVERSIFIED BANKS--5.1%
U.S. Bancorp                                       16,700             544
Wachovia Corp.                                     54,300           2,723
Wells Fargo & Co.                                  48,600           1,731
                                                              -----------
                                                                    4,998
                                                              -----------
DIVERSIFIED CHEMICALS--2.5%
du Pont (E.I.) de Nemours and Co.                  48,900           2,423
                                                              -----------


                                                                 VALUE
                                                   SHARES        (000)
                                                  --------   ------------
DRUG RETAIL--1.7%
CVS Caremark Corp.                                 41,300     $     1,637
                                                              -----------
GOLD--0.4%
Newmont Mining Corp.                                9,400             420
                                                              -----------
HEALTH CARE DISTRIBUTORS--1.2%
Cardinal Health, Inc.                              18,300           1,144
                                                              -----------
HEALTH CARE EQUIPMENT--0.7%
Boston Scientific Corp.(b)                         46,400             647
                                                              -----------
HOME IMPROVEMENT RETAIL--0.7%
Home Depot, Inc. (The)                              9,600             311
Lowe's Cos., Inc.                                  12,200             342
                                                              -----------
                                                                      653
                                                              -----------
HOUSEHOLD PRODUCTS--2.7%
Kimberly-Clark Corp.                               25,000           1,757
Procter & Gamble Co. (The)                         12,500             879
                                                              -----------
                                                                    2,636
                                                              -----------
HYPERMARKETS & SUPER CENTERS--2.4%
Wal-Mart Stores, Inc.                              53,300           2,327
                                                              -----------
INDUSTRIAL CONGLOMERATES--1.5%
General Electric Co.                               35,700           1,478
                                                              -----------
INTEGRATED TELECOMMUNICATION SERVICES--4.7%
AT&T, Inc.                                         38,400           1,624
Verizon Communications, Inc.                       67,700           2,998
                                                              -----------
                                                                    4,622
                                                              -----------
INVESTMENT BANKING & BROKERAGE--1.4%
Bear Stearns Cos., Inc. (The)                       2,500             307
Merrill Lynch & Co., Inc.                          15,100           1,076
                                                              -----------
                                                                    1,383
                                                              -----------
LIFE & HEALTH INSURANCE--2.2%
AFLAC, Inc.                                        11,100             633
MetLife, Inc.                                      13,500             941
Torchmark Corp.                                     9,800             611
                                                              -----------
                                                                    2,185
                                                              -----------
MOVIES & ENTERTAINMENT--5.7%
News Corp. Class B                                 44,600           1,043
Time Warner, Inc.                                 124,800           2,291

Phoenix-Van Kampen Comstock Series

                                                                 VALUE
                                                   SHARES        (000)
                                                  --------   ------------
MOVIES & ENTERTAINMENT--(CONTINUED)
Viacom, Inc. Class B(b)                            59,800     $     2,331
                                                              -----------
                                                                    5,665
                                                              -----------
MULTI-LINE INSURANCE--1.8%
American International Group, Inc.                 15,100           1,021
Genworth Financial, Inc. Class A                   12,000             369
Hartford Financial Services Group, Inc. (The)       3,900             361
                                                              -----------
                                                                    1,751
                                                              -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--8.6%
Bank of America Corp.                              71,500           3,594
Citigroup, Inc.                                    75,900           3,542
JPMorgan Chase & Co.                               29,700           1,361
                                                              -----------
                                                                    8,497
                                                              -----------
PACKAGED FOODS & MEATS--2.0%
Kraft Foods, Inc. Class A                          54,924           1,895
Sara Lee Corp.                                      7,600             127
                                                              -----------
                                                                    2,022
                                                              -----------
PAPER PRODUCTS--3.6%
International Paper Co.                            98,000           3,515
                                                              -----------
PHARMACEUTICALS--12.9%
Abbott Laboratories                                29,300           1,571
Bristol-Myers Squibb Co.                          108,700           3,133
Lilly (Eli) & Co.                                  32,300           1,839
Pfizer, Inc.                                       68,000           1,661
Schering-Plough Corp.                              77,400           2,448
Wyeth                                              47,200           2,103
                                                              -----------
                                                                   12,755
                                                              -----------
PROPERTY & CASUALTY INSURANCE--4.0%
Berkshire Hathaway, Inc. Class A(b)                     7             830
Chubb Corp. (The)                                  39,700           2,130
MBIA, Inc.                                          5,800             354
Travelers Cos., Inc. (The)                         13,200             664
                                                              -----------
                                                                    3,978
                                                              -----------
REGIONAL BANKS--0.9%
PNC Financial Services Group, Inc. (The)           13,500             919
                                                              -----------
SEMICONDUCTOR EQUIPMENT--0.3%
KLA-Tencor Corp.                                    6,100             340
                                                              -----------
SEMICONDUCTORS--0.9%
Intel Corp.                                        21,400             554



                                                                 VALUE
                                                   SHARES        (000)
                                                  --------   ------------
SEMICONDUCTORS--(CONTINUED)
Texas Instruments, Inc.                             9,300     $       340
                                                              -----------
                                                                      894
                                                              -----------
SOFT DRINKS--2.7%
Coca-Cola Co. (The)                                46,700           2,684
                                                              -----------
SPECIALTY CHEMICALS--0.8%
Rohm & Haas Co.                                    15,000             835
                                                              -----------
SYSTEMS SOFTWARE--0.5%
Microsoft Corp.                                    15,800             466
                                                              -----------
THRIFTS & MORTGAGE FINANCE--1.8%
Fannie Mae                                          6,800             413
Freddie Mac                                        23,600           1,393
                                                              -----------
                                                                    1,806
                                                              -----------
TOBACCO--1.5%
Altria Group, Inc.                                 20,700           1,439
                                                              -----------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $75,149)                                          86,677
                                                              -----------
FOREIGN COMMON STOCKS(c)--6.9%

COMMUNICATIONS EQUIPMENT--0.4%
Telefonaktiebolaget LM Ericsson Sponsored ADR
 (Sweden)                                           9,000             359
                                                              -----------
DIVERSIFIED BANKS--0.1%
Barclays plc Sponsored ADR (United Kingdom)         3,300             161
                                                              -----------
PACKAGED FOODS & MEATS--4.2%
Cadbury Schweppes plc Sponsored ADR
 (United Kingdom)                                  40,700           1,894
Unilever N.V. NY Registered Shares
 (Netherlands)                                     71,700           2,212
                                                              -----------
                                                                    4,106
                                                              -----------
PHARMACEUTICALS--2.2%
GlaxoSmithKline plc Sponsored ADR
 (United Kingdom)                                  24,500           1,304
Roche Holding AG Sponsored ADR
 (Switzerland)                                      5,700             515
Sanofi-Aventis ADR (France)                         8,200             348
                                                              -----------
                                                                    2,167
                                                              -----------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,973)                                            6,793
                                                              -----------
TOTAL LONG TERM INVESTMENTS--94.8%
(IDENTIFIED COST $81,122)                                          93,470
                                                              -----------

Phoenix-Van Kampen Comstock Series

                                                  PAR VALUE     VALUE
                                                    (000)       (000)
                                                  --------   ------------
SHORT-TERM INVESTMENTS--4.9%


FEDERAL AGENCY SECURITIES(d)--4.9%
FHLB
4.000% due 10/1/07                                $ 4,800     $     4,800
                                                              ===========
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,800)                                            4,800
                                                              -----------
TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $85,922)                                          98,270(a)

Other assets and liabilities, net--0.3%                               248
                                                              -----------
NET ASSETS--100.0%                                            $    98,518
                                                              ===========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,201 and gross depreciation of $1,158 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $86,227.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d)  The rate shown is the discount rate.

Phoenix-Van Kampen Equity 500 Index Series


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)


                                                                 VALUE
                                                   SHARES        (000)
                                                  --------   ------------
DOMESTIC COMMON STOCKS--96.9%


ADVERTISING--0.2%
Interpublic Group of Cos., Inc. (The)(b)            4,573       $      48
Omnicom Group, Inc.                                 3,184             153
                                                                ---------
                                                                      201
                                                                ---------
AEROSPACE & DEFENSE--2.8%
Boeing Co. (The)                                    7,601             798
General Dynamics Corp.                              3,935             332
Goodrich Corp.                                      1,214              83
Honeywell International, Inc.                       7,258             432
L-3 Communications Holdings, Inc.                   1,222             125
Lockheed Martin Corp.                               3,368             365
Northrop Grumman Corp.                              3,333             260
Precision Castparts Corp.                           1,334             197
Raytheon Co.                                        4,242             271
Rockwell Collins, Inc.                              1,622             119
United Technologies Corp.                           9,619             774
                                                                ---------
                                                                    3,756
                                                                ---------
AGRICULTURAL PRODUCTS--0.2%
Archer Daniels Midland Co.                          6,242             206
                                                                ---------
AIR FREIGHT & LOGISTICS--0.9%
FedEx Corp.                                         2,995             314
Robinson (C.H.) Worldwide, Inc.                     1,674              91
United Parcel Service, Inc. Class B                10,182             764
                                                                ---------
                                                                    1,169
                                                                ---------
AIRLINES--0.1%
Southwest Airlines Co.                              7,248             107
                                                                ---------
ALUMINUM--0.3%
Alcoa, Inc.                                         8,574             335
                                                                ---------
APPAREL RETAIL--0.3%
Abercrombie & Fitch Co. Class A                       841              68
Gap, Inc. (The)                                     4,800              88
Limited Brands, Inc.                                3,092              71
TJX Cos., Inc. (The)                                4,312             125
                                                                ---------
                                                                      352
                                                                ---------
APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Coach, Inc.(b)                                      3,618             171


                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
APPAREL, ACCESSORIES & LUXURY GOODS--(CONTINUED)
Jones Apparel Group, Inc.                             906       $      19
Liz Claiborne, Inc.                                   992              34
Polo Ralph Lauren Corp.                               581              45
VF Corp.                                              864              70
                                                                ---------
                                                                      339
                                                                ---------
APPLICATION SOFTWARE--0.4%
Adobe Systems, Inc.(b)                              5,701             249
Autodesk, Inc.(b)                                   2,231             111
Citrix Systems, Inc.(b)                             1,751              71
Compuware Corp.(b)                                  2,939              23
Intuit, Inc.(b)                                     3,287             100
                                                                ---------
                                                                      554
                                                                ---------
ASSET MANAGEMENT & CUSTODY BANKS--1.2%
American Capital Strategies Ltd.                    1,823              78
Ameriprise Financial, Inc.                          2,281             144
Bank of New York Mellon Corp. (The)                11,036             487
Federated Investors, Inc. Class B                     849              34
Franklin Resources, Inc.                            1,574             201
Janus Capital Group, Inc.                           1,531              43
Legg Mason, Inc.                                    1,288             109
Northern Trust Corp.                                1,857             123
State Street Corp.                                  3,778             257
T. Rowe Price Group, Inc.                           2,575             143
                                                                ---------
                                                                    1,619
                                                                ---------
AUTO PARTS & EQUIPMENT--0.2%
Johnson Controls, Inc.                              1,913             226
WABCO Holdings, Inc.                                    1              --(e)
                                                                ---------
                                                                      226
                                                                ---------
AUTOMOBILE MANUFACTURERS--0.3%
Ford Motor Co.(b)                                  20,363             173
General Motors Corp.                                5,485             201
                                                                ---------
                                                                      374
                                                                ---------
AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.(b)                                 1,465              26
AutoZone, Inc.(b)                                     444              52
                                                                ---------
                                                                       78
                                                                ---------

Phoenix-Van Kampen Equity 500 Index Series

                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
BIOTECHNOLOGY--1.2%
Amgen, Inc.(b)                                     10,540       $     596
Biogen Idec, Inc.(b)                                2,792             185
Celgene Corp.(b)                                    3,712             265
Genzyme Corp.(b)                                    2,558             159
Gilead Sciences, Inc.(b)                            8,984             367
                                                                ---------
                                                                    1,572
                                                                ---------
BREWERS--0.3%
Anheuser-Busch Cos., Inc.                           7,270             363
Molson Coors Brewing Co. Class B                      661              66
                                                                ---------
                                                                      429
                                                                ---------
BROADCASTING & CABLE TV--1.0%
CBS Corp. Class B                                   6,643             209
Citadel Broadcasting Corp.                            408               2
Clear Channel Communications, Inc.                  4,829             181
Comcast Corp. Class A(b)                           29,975             725
DIRECTV Group, Inc. (The)(b)                        7,367             179
Scripps (E.W.) Co. (The) Class A                      870              36
                                                                ---------
                                                                    1,332
                                                                ---------
BUILDING PRODUCTS--0.1%
American Standard Cos., Inc.                        1,760              63
Masco Corp.                                         3,561              82
                                                                ---------
                                                                      145
                                                                ---------
CASINOS & GAMING--0.2%
Harrah's Entertainment, Inc.                        1,810             158
International Game Technology                       3,255             140
                                                                ---------
                                                                      298
                                                                ---------
COAL & CONSUMABLE FUELS--0.2%
Consol Energy, Inc.                                 1,765              82
Peabody Energy Corp.                                2,569             123
                                                                ---------
                                                                      205
                                                                ---------
COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co.                         2,154              79
                                                                ---------
COMMUNICATIONS EQUIPMENT--2.9%
Avaya, Inc.(b)                                      4,432              75
Ciena Corp.(b)                                        828              31
Cisco Systems, Inc.(b)                             59,073           1,956
Corning, Inc.                                      15,249             376
JDS Uniphase Corp.(b)                               2,049              31
Juniper Networks, Inc.(b)                           4,986             183
Motorola, Inc.                                     22,441             416
QUALCOMM, Inc.                                     16,238             686
                                                                ---------

                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
COMMUNICATIONS EQUIPMENT--(CONTINUED)
Tellabs, Inc.(b)                                    4,244       $      40
                                                                ---------
                                                                    3,794
                                                                ---------
COMPUTER & ELECTRONICS RETAIL--0.2%
Best Buy Co., Inc.                                  3,861             178
Circuit City Stores, Inc.                           1,634              13
RadioShack Corp.                                    1,336              27
                                                                ---------
                                                                      218
                                                                ---------
COMPUTER HARDWARE--3.7%
Apple, Inc.(b)                                      8,434           1,295
Dell, Inc.(b)                                      22,024             608
Hewlett-Packard Co.                                25,004           1,245
International Business Machines Corp.              13,194           1,554
NCR Corp.(b)                                        1,744              87
Sun Microsystems, Inc.(b)                          34,309             192
                                                                ---------
                                                                    4,981
                                                                ---------
COMPUTER STORAGE & PERIPHERALS--0.5%
EMC Corp.(b)                                       20,345             423
Lexmark International, Inc. Class A(b)                917              38
Network Appliance, Inc.(b)                          3,451              93
QLogic Corp.(b)                                     1,425              19
SanDisk Corp.(b)                                    2,213             122
                                                                ---------
                                                                      695
                                                                ---------
CONSTRUCTION & ENGINEERING--0.1%
Fluor Corp.                                           855             123
                                                                ---------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.9%
Caterpillar, Inc.                                   6,199             486
Cummins, Inc.                                       1,011             129
Deere & Co.                                         2,152             320
PACCAR, Inc.                                        2,407             205
Terex Corp.(b)                                        988              88
                                                                ---------
                                                                    1,228
                                                                ---------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                                  924              82
                                                                ---------
CONSUMER ELECTRONICS--0.0%
Harman International Industries, Inc.                 632              55
                                                                ---------
CONSUMER FINANCE--0.9%
American Express Co.                               11,472             681
Capital One Financial Corp.                         4,051             269
Discover Financial Services                         4,629              96

Phoenix-Van Kampen Equity 500 Index Series

                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
CONSUMER FINANCE--(CONTINUED)
SLM Corp.(b)                                        4,002       $     199
                                                                ---------
                                                                    1,245
                                                                ---------
DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Affiliated Computer Services, Inc. Class A(b)         961              48
Automatic Data Processing, Inc.                     5,151             237
Computer Sciences Corp.(b)                          1,679              94
Convergys Corp.(b)                                  1,315              23
Electronic Data Systems Corp.                       4,934             108
Fidelity National Information Services, Inc.        1,648              73
Fiserv, Inc.(b)                                     1,618              82
Paychex, Inc.                                       3,296             135
Western Union Co. (The)                             7,491             157
                                                                ---------
                                                                      957
                                                                ---------
DEPARTMENT STORES--0.5%
Dillard's, Inc. Class A                               591              13
Kohl's Corp.(b)                                     3,082             177
Macy's, Inc.                                        4,205             136
Nordstrom, Inc.                                     1,919              90
Penney (J.C.) Co., Inc.                             2,150             136
Sears Holdings Corp.(b)                               734              93
                                                                ---------
                                                                      645
                                                                ---------
DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. Class B                            839              63
Constellation Brands, Inc. Class A(b)               1,873              45
                                                                ---------
                                                                      108
                                                                ---------
DISTRIBUTORS--0.1%
Genuine Parts Co.                                   1,652              83
                                                                ---------
DIVERSIFIED BANKS--2.0%
Comerica, Inc.                                      1,484              76
U.S. Bancorp                                       16,744             545
Wachovia Corp.                                     18,457             925
Wells Fargo & Co.                                  32,417           1,155
                                                                ---------
                                                                    2,701
                                                                ---------
DIVERSIFIED CHEMICALS--0.8%
Ashland, Inc.                                         542              33
Dow Chemical Co. (The)                              9,214             397
Du Pont (E.I.) de Nemours & Co.                     8,928             442
Eastman Chemical Co.                                  816              54
Hercules, Inc.                                      1,130              24
PPG Industries, Inc.                                1,592             120
                                                                ---------
                                                                    1,070
                                                                ---------

                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Cintas Corp.                                        1,307       $      48
Equifax, Inc.                                       1,384              53
                                                                ---------
                                                                      101
                                                                ---------
DIVERSIFIED METALS & MINING--0.3%
Freeport-McMoRan Copper & Gold, Inc.
(Indonesia)(c)                                      3,702             388
                                                                ---------
DIVERSIFIED REITS--0.1%
Vornado Realty Trust                                1,297             142
                                                                ---------
DRUG RETAIL--0.8%
CVS Caremark Corp.                                 14,363             569
Walgreen Co.                                        9,637             455
                                                                ---------
                                                                    1,024
                                                                ---------
EDUCATION SERVICES--0.1%
Apollo Group, Inc. Class A(b)                       1,378              83
                                                                ---------
ELECTRIC UTILITIES--1.8%
Allegheny Energy, Inc.(b)                           1,607              84
American Electric Power Co., Inc.                   3,866             178
Duke Energy Corp.                                  12,223             228
Edison International                                3,159             175
Entergy Corp.                                       1,898             206
Exelon Corp.                                        6,539             493
FirstEnergy Corp.                                   2,955             187
FPL Group, Inc.                                     3,940             240
Pinnacle West Capital Corp.                           972              38
PPL Corp.                                           3,716             172
Progress Energy, Inc.                               2,511             118
Southern Co. (The)                                  7,336             266
                                                                ---------
                                                                    2,385
                                                                ---------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Cooper Industries Ltd. Class A                      1,775              90
Emerson Electric Co.                                7,682             409
Rockwell Automation, Inc.                           1,480             103
                                                                ---------
                                                                      602
                                                                ---------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc.(b)                       3,749             138
Tektronix, Inc.                                       736              21
                                                                ---------
                                                                      159
                                                                ---------
ELECTRONIC MANUFACTURING SERVICES--0.2%
Jabil Circuit, Inc.                                 2,013              46
Molex, Inc.                                         1,393              37

                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
ELECTRONIC MANUFACTURING SERVICES--(CONTINUED)
Solectron Corp.(b)                                  8,864       $      35
Tyco Electronics Ltd.                               4,822             171
                                                                ---------
                                                                      289
                                                                ---------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste Industries, Inc.(b)                    2,797              36
Waste Management, Inc.                              5,035             190
                                                                ---------
                                                                      226
                                                                ---------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
Monsanto Co.                                        5,290             454
                                                                ---------
FOOD DISTRIBUTORS--0.2%
SYSCO Corp.                                         5,916             211
                                                                ---------
FOOD RETAIL--0.4%
Kroger Co. (The)                                    6,864             196
Safeway, Inc.                                       4,259             141
SUPERVALU, Inc.                                     2,038              79
Whole Foods Market, Inc.                            1,348              66
                                                                ---------
                                                                      482
                                                                ---------
FOOTWEAR--0.2%
NIKE, Inc. Class B                                  3,750             220
                                                                ---------
FOREST PRODUCTS--0.1%
Weyerhaeuser Co.                                    2,093             151
                                                                ---------
GAS UTILITIES--0.1%
Nicor, Inc.                                           437              19
Questar Corp.                                       1,672              88
                                                                ---------
                                                                      107
                                                                ---------
GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.(b)                                     987              29
Family Dollar Stores, Inc.                          1,412              38
Target Corp.                                        8,211             522
                                                                ---------
                                                                      589
                                                                ---------
GOLD--0.1%
Newmont Mining Corp.                                4,374             196
                                                                ---------
HEALTH CARE DISTRIBUTORS--0.4%
AmerisourceBergen Corp.                             1,747              79
Cardinal Health, Inc.                               3,535             221
McKesson Corp.                                      2,864             169
Patterson Cos., Inc.(b)                             1,349              52
                                                                ---------
                                                                      521
                                                                ---------

                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
HEALTH CARE EQUIPMENT--1.7%
Bard (C.R.), Inc.                                   1,001       $      88
Baxter International, Inc.                          6,253             352
Becton, Dickinson & Co.                             2,361             194
Boston Scientific Corp.(b)                         12,939             181
Covidien Ltd.                                       4,822             200
Hospira, Inc.(b)                                    1,524              63
Medtronic, Inc.                                    10,999             620
St. Jude Medical, Inc.(b)                           3,306             146
Stryker Corp.                                       2,301             158
Varian Medical Systems, Inc.(b)                     1,226              51
Zimmer Holdings, Inc.(b)                            2,296             186
                                                                ---------
                                                                    2,239
                                                                ---------
HEALTH CARE FACILITIES--0.0%
Manor Care, Inc.                                      709              46
Tenet Healthcare Corp.(b)                           4,596              15
                                                                ---------
                                                                       61
                                                                ---------
HEALTH CARE SERVICES--0.4%
Express Scripts, Inc.(b)                            2,501             140
Laboratory Corp. of America Holdings(b)             1,140              89
Medco Health Solutions, Inc.(b)                     2,626             237
Quest Diagnostics, Inc.                             1,516              88
                                                                ---------
                                                                      554
                                                                ---------
HEALTH CARE SUPPLIES--0.0%
Bausch & Lomb, Inc.                                   537              34
                                                                ---------
HEALTH CARE TECHNOLOGY--0.0%
IMS Health, Inc.                                    1,891              58
                                                                ---------
HOME ENTERTAINMENT SOFTWARE--0.1%
Electronic Arts, Inc.(b)                            3,017             169
                                                                ---------
HOME FURNISHINGS--0.0%
Leggett & Platt, Inc.                               1,694              32
                                                                ---------
HOME IMPROVEMENT RETAIL--0.8%
Home Depot, Inc. (The)                             16,377             531
Lowe's Cos., Inc.                                  14,340             402
Sherwin-Williams Co. (The)                          1,061              70
                                                                ---------
                                                                    1,003
                                                                ---------
HOMEBUILDING--0.1%
Centex Corp.                                        1,158              31
Horton (D.R.), Inc.                                 2,649              34
KB Home                                               745              19
Lennar Corp. Class A                                1,350              30

Phoenix-Van Kampen Equity 500 Index Series


                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
HOMEBUILDING--(CONTINUED)
Pulte Homes, Inc.                                   2,060       $      28
                                                                ---------
                                                                      142
                                                                ---------
HOMEFURNISHING RETAIL--0.1%
Bed Bath & Beyond, Inc.(b)                          2,632              90
                                                                ---------
HOTELS, RESORTS & CRUISE LINES--0.5%
Carnival Corp.                                      4,232             205
Hilton Hotels Corp.                                 3,779             176
Marriott International, Inc. Class A                3,099             135
Starwood Hotels & Resorts Worldwide, Inc.           2,035             123
Wyndham Worldwide Corp.                             1,732              57
                                                                ---------
                                                                      696
                                                                ---------
HOUSEHOLD APPLIANCES--0.1%
Black & Decker Corp. (The)                            640              53
Snap-On, Inc.                                         562              28
Stanley Works (The)                                   796              45
Whirlpool Corp.                                       765              68
                                                                ---------
                                                                      194
                                                                ---------
HOUSEHOLD PRODUCTS--2.1%
Clorox Co. (The)                                    1,342              82
Colgate-Palmolive Co.                               4,946             353
Kimberly-Clark Corp.                                4,135             290
Procter & Gamble Co. (The)                         30,267           2,129
                                                                ---------
                                                                    2,854
                                                                ---------
HOUSEWARES & SPECIALTIES--0.1%
Fortune Brands, Inc.                                1,481             121
Newell Rubbermaid, Inc.                             2,680              77
                                                                ---------
                                                                      198
                                                                ---------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.1%
Monster Worldwide, Inc.(b)                          1,284              44
Robert Half International, Inc.                     1,590              47
                                                                ---------
                                                                       91
                                                                ---------
HYPERMARKETS & SUPER CENTERS--1.0%
Costco Wholesale Corp.                              4,247             261
Wal-Mart Stores, Inc.                              23,279           1,016
                                                                ---------
                                                                    1,277
                                                                ---------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
AES Corp. (The)(b)                                  6,485             130
Constellation Energy Group, Inc.                    1,752             150
Dynegy, Inc. Class A(b)                             4,806              45


                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--(CONTINUED)
Energy Future Holdings Corp.                        4,473       $     306
                                                                ---------
                                                                      631
                                                                ---------
INDUSTRIAL CONGLOMERATES--3.9%
3M Co.                                              6,942             649
General Electric Co.(f)                            99,374           4,114
Textron, Inc.                                       2,422             151
Tyco International Ltd.                             4,822             214
                                                                ---------
                                                                    5,128
                                                                ---------
INDUSTRIAL GASES--0.3%
Air Products and Chemicals, Inc.                    2,100             205
Praxair, Inc.                                       3,102             260
                                                                ---------
                                                                      465
                                                                ---------
INDUSTRIAL MACHINERY--0.7%
Danaher Corp.                                       2,391             198
Dover Corp.                                         1,982             101
Eaton Corp.                                         1,420             141
Illinois Tool Works, Inc.                           4,069             243
ITT Corp.                                           1,762             120
Pall Corp.                                          1,189              46
Parker Hannifin Corp.                               1,123             125
                                                                ---------
                                                                      974
                                                                ---------
INDUSTRIAL REITS--0.1%
ProLogis                                            2,488             165
                                                                ---------
INSURANCE BROKERS--0.2%
AON Corp.                                           2,847             128
Marsh & McLennan Cos., Inc.                         5,257             134
                                                                ---------
                                                                      262
                                                                ---------
INTEGRATED OIL & GAS--7.1%
Chevron Corp.                                      20,675           1,935
ConocoPhillips                                     15,781           1,385
Exxon Mobil Corp.(f)                               53,791           4,979
Hess Corp.                                          2,683             179
Marathon Oil Corp.                                  6,606             377
Murphy Oil Corp.                                    1,824             127
Occidental Petroleum Corp.                          8,057             516
                                                                ---------
                                                                    9,498
                                                                ---------
INTEGRATED TELECOMMUNICATION SERVICES--3.1%
AT&T, Inc.                                         59,153           2,503
CenturyTel, Inc.                                    1,085              50
Citizens Communications Co.                         3,300              47
Embarq Corp.                                        1,480              82

Phoenix-Van Kampen Equity 500 Index Series

                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Qwest Communications International, Inc.(b)        15,495       $     142
Verizon Communications, Inc.                       28,149           1,247
Windstream Corp.                                    4,622              65
                                                                ---------
                                                                    4,136
                                                                ---------
INTERNET RETAIL--0.2%
Amazon.com, Inc.(b)                                 2,964             276
IAC/InterActiveCorp.(b)                             1,853              55
                                                                ---------
                                                                      331
                                                                ---------
INTERNET SOFTWARE & SERVICES--1.6%
Akamai Technologies, Inc.(b)                        1,599              46
eBay, Inc.(b)                                      11,065             432
Google, Inc. Class A(b)                             2,240           1,270
VeriSign, Inc.(b)                                   2,365              80
Yahoo!, Inc.(b)                                    13,066             351
                                                                ---------
                                                                    2,179
                                                                ---------
INVESTMENT BANKING & BROKERAGE--2.2%
Bear Stearns Cos., Inc. (The)                       1,126             138
Charles Schwab Corp. (The)                          9,192             198
E*TRADE Financial Corp.(b)                          4,124              54
Goldman Sachs Group, Inc. (The)                     3,934             853
Lehman Brothers Holdings, Inc.                      5,148             318
Merrill Lynch & Co., Inc.                           8,359             596
Morgan Stanley                                     11,473             723
                                                                ---------
                                                                    2,880
                                                                ---------
IT CONSULTING & OTHER SERVICES--0.1%
Cognizant Technology Solutions Corp.
 Class A(b)                                         1,394             111
Unisys Corp.(b)                                     3,394              23
                                                                ---------
                                                                      134
                                                                ---------
LEISURE PRODUCTS--0.1%
Brunswick Corp.                                       862              20
Hasbro, Inc.                                        1,545              43
Mattel, Inc.                                        3,827              90
                                                                ---------
                                                                      153
                                                                ---------
LIFE & HEALTH INSURANCE--1.3%
AFLAC, Inc.                                         4,742             270
Lincoln National Corp.                              2,625             173
MetLife, Inc.                                       7,205             502
Principal Financial Group, Inc. (The)               2,576             163
Prudential Financial, Inc.                          4,452             434
Torchmark Corp.                                       926              58


                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
LIFE & HEALTH INSURANCE--(CONTINUED)
Unum Group                                          3,499       $      86
                                                                ---------
                                                                    1,686
                                                                ---------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Applera Corp. - Applied Biosystems Group            1,780              62
Millipore Corp.(b)                                    523              39
PerkinElmer, Inc.                                   1,176              34
Thermo Fisher Scientific, Inc.(b)                   4,137             239
Waters Corp.(b)                                       968              65
                                                                ---------
                                                                      439
                                                                ---------
MANAGED HEALTH CARE--1.3%
Aetna, Inc.                                         4,960             269
CIGNA Corp.                                         2,743             146
Coventry Health Care, Inc.(b)                       1,516              94
Humana, Inc.(b)                                     1,629             114
UnitedHealth Group, Inc.                           12,850             623
WellPoint, Inc.(b)                                  5,856             462
                                                                ---------
                                                                    1,708
                                                                ---------
METAL & GLASS CONTAINERS--0.1%
Ball Corp.                                            990              53
Pactiv Corp.(b)                                     1,264              36
                                                                ---------
                                                                       89
                                                                ---------
MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                               2,436             113
                                                                ---------
MOVIES & ENTERTAINMENT--1.6%
News Corp. Class A                                 22,452             494
Time Warner, Inc.                                  36,169             664
Viacom, Inc. Class B(b)                             6,659             260
Walt Disney Co. (The)                              18,824             647
                                                                ---------
                                                                    2,065
                                                                ---------
MULTI-LINE INSURANCE--1.8%
American International Group, Inc.                 24,871           1,683
Assurant, Inc.                                        936              50
Genworth Financial, Inc. Class A                    4,293             132
Hartford Financial Services Group, Inc. (The)       3,081             285
Loews Corp.                                         4,312             208
                                                                ---------
                                                                    2,358
                                                                ---------
MULTI-SECTOR HOLDINGS--0.1%
Leucadia National Corp.                             1,597              77
                                                                ---------
MULTI-UTILITIES--1.0%
Ameren Corp.                                        2,013             106

Phoenix-Van Kampen Equity 500 Index Series

                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
MULTI-UTILITIES--(CONTINUED)
CenterPoint Energy, Inc.                            3,110       $      50
CMS Energy Corp.                                    2,177              37
Consolidated Edison, Inc.                           2,620             121
Dominion Resources, Inc.                            2,823             238
DTE Energy Co.                                      1,655              80
Integrys Energy Group, Inc.                           734              37
NiSource, Inc.                                      2,657              51
PG&E Corp.                                          3,427             164
Public Service Enterprise Group, Inc.               2,466             217
Sempra Energy                                       2,558             149
TECO Energy, Inc.                                   2,042              33
Xcel Energy, Inc.                                   4,072              88
                                                                ---------
                                                                    1,371
                                                                ---------
OFFICE ELECTRONICS--0.1%
Xerox Corp.(b)                                      9,077             157
                                                                ---------
OFFICE REITS--0.1%
Boston Properties, Inc.                             1,154             120
                                                                ---------
OFFICE SERVICES & SUPPLIES--0.1%
Avery Dennison Corp.                                1,033              59
Pitney Bowes, Inc.                                  2,130              97
                                                                ---------
                                                                      156
                                                                ---------
OIL & GAS DRILLING--0.4%
ENSCO International, Inc.                           1,435              81
Noble Corp.                                         2,598             127
Rowan Cos., Inc.                                    1,073              39
Transocean, Inc.(b)                                 2,806             317
                                                                ---------
                                                                      564
                                                                ---------
OIL & GAS EQUIPMENT & SERVICES--1.0%
Baker Hughes, Inc.                                  3,106             281
BJ Services Co.                                     2,828              75
Halliburton Co.                                     8,633             331
National Oilwell Varco, Inc.(b)                     1,722             249
Smith International, Inc.                           1,944             139
Weatherford International Ltd.(b)                   3,270             220
                                                                ---------
                                                                    1,295
                                                                ---------
OIL & GAS EXPLORATION & PRODUCTION--1.1%
Anadarko Petroleum Corp.                            4,498             242
Apache Corp.                                        3,211             289
Chesapeake Energy Corp.                             3,970             140
Devon Energy Corp.                                  4,326             360
EOG Resources, Inc.                                 2,371             172


                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
XTO Energy, Inc.                                    3,742          $  231
                                                                ---------
                                                                    1,434
                                                                ---------
OIL & GAS REFINING & MARKETING--0.3%
Sunoco, Inc.                                        1,167              82
Valero Energy Corp.                                 5,371             361
                                                                ---------
                                                                      443
                                                                ---------
OIL & GAS STORAGE & TRANSPORTATION--0.3%
El Paso Corp.                                       6,789             115
Spectra Energy Corp.                                6,126             150
Williams Cos., Inc. (The)                           5,821             198
                                                                ---------
                                                                      463
                                                                ---------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.4%
Bank of America Corp.                              43,036           2,163
Citigroup, Inc.                                    48,246           2,252
JPMorgan Chase & Co.                               32,819           1,504
                                                                ---------
                                                                    5,919
                                                                ---------
PACKAGED FOODS & MEATS--1.2%
Campbell Soup Co.                                   2,179              81
ConAgra Foods, Inc.                                 4,750             124
Dean Foods Co.(b)                                   1,260              32
General Mills, Inc.                                 3,202             186
Heinz (H.J.) Co.                                    3,095             143
Hershey Co. (The)                                   1,640              76
Kellogg Co.                                         2,573             144
Kraft Foods, Inc. Class A                          15,292             528
McCormick & Co., Inc.                               1,262              45
Sara Lee Corp.                                      7,027             117
Tyson Foods, Inc. Class A                           2,668              48
Wrigley (Wm.) Jr. Co.                               2,107             135
                                                                ---------
                                                                    1,659
                                                                ---------
PAPER PACKAGING--0.1%
Bemis Co., Inc.                                     1,014              30
Sealed Air Corp.                                    1,566              40
Temple-Inland, Inc.                                 1,026              54
                                                                ---------
                                                                      124
                                                                ---------
PAPER PRODUCTS--0.2%
International Paper Co.                             4,167             149
MeadWestvaco Corp.                                  1,788              53
                                                                ---------
                                                                      202
                                                                ---------
PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                 4,196             158

Phoenix-Van Kampen Equity 500 Index Series


                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
PERSONAL PRODUCTS--(CONTINUED)
Estee Lauder Cos., Inc. (The) Class A               1,112       $      47
                                                                ---------
                                                                      205
                                                                ---------
PHARMACEUTICALS--6.0%
Abbott Laboratories                                14,989             804
Allergan, Inc.                                      2,981             192
Barr Pharmaceuticals, Inc.(b)                       1,040              59
Bristol-Myers Squibb Co.                           19,183             553
Forest Laboratories, Inc.(b)                        3,066             114
Johnson & Johnson                                  28,073           1,844
King Pharmaceuticals, Inc.(b)                       2,362              28
Lilly (Eli) & Co.                                   9,566             545
Merck & Co., Inc.                                  21,108           1,091
Mylan Laboratories, Inc.(b)                         2,408              39
Pfizer, Inc.                                       67,184           1,641
Schering-Plough Corp.                              15,706             497
Watson Pharmaceuticals, Inc.(b)                       994              32
Wyeth                                              13,042             581
                                                                ---------
                                                                    8,020
                                                                ---------
PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co.                                   2,789              75
                                                                ---------
PROPERTY & CASUALTY INSURANCE--0.9%
Allstate Corp. (The)                                5,674             324
AMBAC Financial Group, Inc.                           988              62
Chubb Corp. (The)                                   3,815             205
Cincinnati Financial Corp.                          1,665              72
MBIA, Inc.                                          1,227              75
Progressive Corp. (The)                             7,023             136
Safeco Corp.                                        1,010              62
Travelers Cos., Inc. (The)                          6,367             321
                                                                ---------
                                                                    1,257
                                                                ---------
PUBLISHING--0.3%
Dow Jones & Co., Inc.                                 634              38
Gannett Co., Inc.                                   2,259              99
Gemstar-TV Guide International, Inc.(b)               247               2
McGraw-Hill Cos., Inc. (The)                        3,287             167
Meredith Corp.                                        378              22
New York Times Co. (The) Class A                    1,395              27
Tribune Co.                                           747              20
                                                                ---------
                                                                      375
                                                                ---------
RAILROADS--0.7%
Burlington Northern Santa Fe Corp.                  2,914             236
CSX Corp.                                           4,258             182


                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
RAILROADS--(CONTINUED)
Norfolk Southern Corp.                              3,812       $     198
Union Pacific Corp.                                 2,584             292
                                                                ---------
                                                                      908
                                                                ---------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
CB Richard Ellis Group, Inc. Class A(b)             1,912              53
                                                                ---------
REGIONAL BANKS--1.4%
BB&T Corp.                                          5,353             216
Commerce Bancorp, Inc.                              1,865              72
Fifth Third Bancorp                                 5,196             176
First Horizon National Corp.                        1,219              33
Huntington Bancshares, Inc.                         3,549              60
KeyCorp                                             3,776             122
M&T Bank Corp.                                        735              76
Marshall & Ilsley Corp.                             2,585             113
National City Corp.                                 6,142             154
PNC Financial Services Group, Inc. (The)            3,317             226
Regions Financial Corp.                             6,832             202
SunTrust Banks, Inc.                                3,385             256
Synovus Financial Corp.                             3,170              89
Zions Bancorp                                       1,043              72
                                                                ---------
                                                                    1,867
                                                                ---------
RESIDENTIAL REITS--0.3%
Apartment Investment & Management Co. Class A         942              43
Archstone-Smith Trust                               2,161             130
AvalonBay Communities, Inc.                           773              91
Equity Residential                                  2,688             114
                                                                ---------
                                                                      378
                                                                ---------
RESTAURANTS--0.8%
Darden Restaurants, Inc.                            1,371              57
McDonald's Corp.                                   11,559             630
Starbucks Corp.(b)                                  7,228             189
Wendy's International, Inc.                           846              30
Yum! Brands, Inc.                                   5,043             171
                                                                ---------
                                                                    1,077
                                                                ---------
RETAIL REITS--0.4%
Developers Diversified Realty Corp.                 1,211              68
General Growth Properties, Inc.                     2,382             128
Kimco Realty Corp.                                  2,446             110
Simon Property Group, Inc.                          2,166             217
                                                                ---------
                                                                      523
                                                                ---------

Phoenix-Van Kampen Equity 500 Index Series

                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
SEMICONDUCTOR EQUIPMENT--0.4%
Applied Materials, Inc.                            13,366       $     277
KLA-Tencor Corp.                                    1,873             104
MEMC Electronic Materials, Inc.(b)                  2,176             128
Novellus Systems, Inc.(b)                           1,201              33
Teradyne, Inc.(b)                                   1,839              25
                                                                ---------
                                                                      567
                                                                ---------
SEMICONDUCTORS--2.3%
Advanced Micro Devices, Inc.(b)                     5,337              71
Altera Corp.                                        3,453              83
Analog Devices, Inc.                                3,018             109
Broadcom Corp. Class A(b)                           4,550             166
Intel Corp.                                        56,640           1,465
Linear Technology Corp.                             2,153              75
LSI Corp.(b)                                        6,945              52
Maxim Integrated Products, Inc.                     3,109              91
Microchip Technology, Inc.                          2,109              77
Micron Technology, Inc.(b)                          7,333              81
National Semiconductor Corp.                        2,332              63
NVIDIA Corp.(b)                                     5,323             193
Texas Instruments, Inc.                            13,860             507
Xilinx, Inc.                                        2,870              75
                                                                ---------
                                                                    3,108
                                                                ---------
SOFT DRINKS--1.8%
Coca-Cola Co. (The)                                19,297           1,109
Coca-Cola Enterprises, Inc.                         2,765              67
Pepsi Bottling Group, Inc. (The)                    1,359              51
PepsiCo, Inc.                                      15,671           1,148
                                                                ---------
                                                                    2,375
                                                                ---------
SPECIALIZED CONSUMER SERVICES--0.1%
Block (H&R), Inc.                                   3,149              67
                                                                ---------
SPECIALIZED FINANCE--0.4%
CIT Group, Inc.                                     1,859              75
CME Group, Inc.                                       515             303
Moody's Corp.                                       2,149             108
                                                                ---------
                                                                      486
                                                                ---------
SPECIALIZED REITS--0.2%
Host Hotels & Resorts, Inc.                         5,061             113
Plum Creek Timber Co., Inc.                         1,693              76
Public Storage, Inc.                                1,190              94
                                                                ---------
                                                                      283
                                                                ---------

                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
SPECIALTY CHEMICALS--0.2%
Ecolab, Inc.                                        1,689       $      80
International Flavors & Fragrances, Inc.              866              46
Rohm & Haas Co.                                     1,332              74
Sigma-Aldrich Corp.                                 1,273              62
                                                                ---------
                                                                      262
                                                                ---------
SPECIALTY STORES--0.2%
Office Depot, Inc.(b)                               2,645              55
OfficeMax, Inc.                                       730              25
Staples, Inc.                                       6,924             149
Tiffany & Co.                                       1,326              69
                                                                ---------
                                                                      298
                                                                ---------
STEEL--0.3%
Allegheny Technologies, Inc.                          990             109
Nucor Corp.                                         2,792             166
United States Steel Corp.                           1,147             121
                                                                ---------
                                                                      396
                                                                ---------
SYSTEMS SOFTWARE--2.6%
BMC Software, Inc.(b)                               1,951              61
CA, Inc.                                            3,769              97
Microsoft Corp.                                    78,199           2,304
Novell, Inc.(b)                                     3,393              26
Oracle Corp.(b)                                    38,184             826
Symantec Corp.(b)                                   8,723             169
                                                                ---------
                                                                    3,483
                                                                ---------
THRIFTS & MORTGAGE FINANCE--1.1%
Countrywide Financial Corp.                         5,587             106
Fannie Mae                                          9,434             574
Freddie Mac                                         6,305             372
Hudson City Bancorp, Inc.                           5,158              79
MGIC Investment Corp.                                 795              26
Sovereign Bancorp, Inc.                             3,485              59
Washington Mutual, Inc.                             8,493             300
                                                                ---------
                                                                    1,516
                                                                ---------
TIRES & RUBBER--0.0%
Goodyear Tire & Rubber Co. (The)(b)                 2,046              62
                                                                ---------
TOBACCO--1.2%
Altria Group, Inc.                                 20,418           1,420
Reynolds American, Inc.                             1,659             105
UST, Inc.                                           1,553              77
                                                                ---------
                                                                    1,602
                                                                ---------
                                       9

Phoenix-Van Kampen Equity 500 Index Series

                                                                  VALUE
                                                    SHARES        (000)
                                                   --------    ------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Grainger (W.W.), Inc.                                 689       $      63
                                                                ---------
TRUCKING--0.0%
Ryder System, Inc.                                    580              28
                                                                ---------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Alltel Corp.                                        3,398             237
Sprint Nextel Corp.                                27,608             524
                                                                ---------
                                                                      761
                                                                ---------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $92,268)                                         128,856
                                                                ---------
FOREIGN COMMON STOCKS(c)--1.3%


INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co. Ltd. Class A
 (United States)                                    2,780             151
                                                                ---------
OIL & GAS DRILLING--0.1%
Nabors Industries Ltd. (United States)(b)           2,729              84
                                                                ---------
OIL & GAS EQUIPMENT & SERVICES--0.9%
Schlumberger Ltd. ADR (Netherlands)                11,561           1,214
                                                                ---------
PROPERTY & CASUALTY INSURANCE--0.2%
ACE Ltd. (United States)                            3,191             193
XL Capital Ltd. Class A (United States)             1,763             140
                                                                ---------
                                                                      333
                                                                ---------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $807)                                              1,782
                                                                ---------

RIGHTS--0.0%


COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology Tax Refund Rights(b)(d)          7,900              --(e)
                                                                ---------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                                   --
                                                                ---------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $93,075)                                         130,638
                                                                ---------

SHORT-TERM INVESTMENTS--1.8%


                                                  PAR VALUE      VALUE
                                                    (000)        (000)
                                                  ----------   ----------
REPURCHASE AGREEMENTS--1.8%
State Street Bank and Trust Co.
 repurchase agreement 2.00% dated
 9/28/07, due 10/1/07, repurchase
 price $2,397 collateralized
 by U.S. Treasury Inflation Indexed
 Note 1.05%, due 1/15/26 market
 value $2,447                                      $2,397       $   2,397
                                                                ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,397)                                            2,397
                                                                ---------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $95,472)                                         133,035(a)

Other assets and liabilities, net--0.0%                               (22)
                                                                ---------
NET ASSETS--100.0%                                              $ 133,013
                                                                =========

At September 30, 2007, the Fund had entered into futures contracts as follows (reported in 000's):


                                                                   Value of       Market       Net Unrealized
                                                  Number of        Contracts      Value of      Appreciation
                          Expiration Date         Contracts       When Opened    Contracts     (Depreciation)
                          ---------------         ---------       -----------    ---------     --------------

S&P 500(R) Index           December-07               30             $2,235        $2,307            $72

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $36,459 and gross depreciation of $1,940 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $98,516.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2007, this security amounted to a value of $0 or 0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(e)  Amount is less than $1,000.
(f)  All or a portion segregated as collateral for futures contracts.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Phoenix Edge Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

   A.  SECURITY VALUATION
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
     Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.
     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.
     Money Market uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the series attempts to maintain a constant net asset value of $10 per share.

     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)


   B.  FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


   NOTE 2--ILLIQUID AND RESTRICTED SECURITIES
     Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each series' Schedule of Investments.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At September 30, 2007, the Fund held the following restricted securities (reported in 000's):

                                                                     Market          % of
                                     Acquisition     Acquisition     Value at        Net Assets
                                     Date            Cost            9/30/07         at 9/30/07
                                   -------------------------------------------------------------
Alger Small-Cap Growth
      Autobytel, Inc.                   6/20/03         $20            $12               0%

Multi-Sector Fixed Income
      MASTR Alternative
      Net Interest Margin
      06-6, N1 144A
      6.129%, 9/26/46                    8/3/06         493            118               0%

Multi-Sector Short Term Bond
      GSAMP Net Interest
      Margin Trust
      05-NC1 144A
      5.000%, 2/25/35                    2/7/05          --(*)          --(*)            0%

      MASTR Alternative
      Net Interest Margin
      06-6, N1 144A
      6.129%, 9/26/46                    8/3/06          33             21               0%

      MASTR Alternative
      Net Interest Margin
      05-CW1A, N1 144A
      6.750%, 12/26/35                 11/18/05          32             27               0%

      MASTR Resecuritization
      Trust
      05-4CI, N2 144A
      8.129%, 4/26/45                   1/12/06         120             61             0.1%


THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)


                                                                     Market          % of
                                     Acquisition     Acquisition     Value at        Net Assets
                                     Date            Cost            9/30/07         at 9/30/07
                                   -------------------------------------------------------------
Van Kampen Equity 500 Index
      Seagate Technology
      Tax Refund Rights                11/20/00           0              0               0%

   (*) Cost and Market Value is less than $1,000.

    Each series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

     Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Phoenix Edge Series Fund
                         -------------------------------------------------------

By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       November 20, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       November 20, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,
                           Vice President, Chief Financial Officer,
                           Treasurer and Principal Accounting Officer
                           (principal financial officer)

Date                       November 20, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.